 As Filed with the Securities and Exchange Commission on April 23, 2002.

                                                     Registration No. 333-72572

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                      Post-Effective Amendment No. 1


                                  To FORM S-6

  For Registration Under the Securities Act of 1933 of the Securities of Unit
                  Investment Trusts Registered on Form N-8B-2

                     GE Life & Annuity Separate Account II
                             (Exact Name of Trust)

                               ----------------

                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                               ----------------

               6610 West Broad Street, Richmond, Virginia 23230
                    (Address of Principal Executive Office)

                               ----------------



                            Heather C. Harker


    Vice President, Associate General Counsel and Assistant Secretary


                          GE Financial Assurance


                          6610 West Broad Street


                         Richmond, Virginia 23230


             (Name and complete address of Agent for Service)


                               ----------------

This Post-Effective Amendment amends the Registration Statement with respect to the prospectus, financial statements and Part II.


                               ----------------

It is proposed that this filing will become effective (check appropriate box)


  [_] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485


  [_] on   (date)   pursuant to paragraph (a)(i) of Rule 485


  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2002


  [_] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.



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  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS



  Item No.
     of
 Form N-8B-2                        Caption in Prospectus
 -----------                        ---------------------
  1.         Cover Page
  2.         Cover Page
  3.         Cover Page
  4.         Sale of the Policies
  5.         The Company; State Regulation
  6.         The Company
  7.         Not Required
  8.         Not Required
  9.         Legal Matters
 10.         The Company; The Separate Account; The Portfolios; Policy Summary
 11.         The Portfolios
 12.         The Portfolios
 13.         Policy Summary; Charges and Deductions; The Portfolios
 14.         The Policy, Premiums
 15.         Premiums
 16.         Premiums, Transfers
 17.         Policy Summary; Charges and Deductions; The Policy; Surrenders and
              Partial Surrenders; Requesting Payments; Death Benefits
 18.         The Policy
 19.         Other Policy Information; Reports; Voting Rights
 20.         Not Applicable
 21.         The Policy; Loans
 22.         Not Applicable
 23.         The Separate Account; Additional Information
 24.         Not Applicable
 25.         The Company
 26.         Not Applicable
 27.         GE Life and Annuity Assurance Company
 28.         Executive Officers and Directors
 29.         GE Life and Annuity Assurance Company
 30.         Not Applicable
 31.         Not Applicable
 32.         Not Applicable
 33.         Not Applicable
 34.         Not Applicable
 35.         Sale of the Policies
 36.         Not Applicable
 37.         Not Applicable
 38.         Policy Summary; Sale of the Policies
 39.         Policy Summary; Sale of the Policies
 40.         Sale of the Policies; The Portfolios
 41.         The Company; Sale of the Policies
 42.         Not Applicable
 43.         Sale of the Policies
 44.         How Your Account Value Varies
 45.         Not Applicable
 46.         Premiums; How Your Account Value Varies
 47.         Not Applicable
 48.         Cover; The Company
 49.         Not Applicable

  Item No.
     of
 Form N-8B-2                      Caption in Prospectus
 -----------                      ---------------------
 50.         Not Applicable
 51.         Cover Page; Introduction; The Policies; Charges and Deductions
 52.         The Company; The Portfolios
 53.         Federal Tax Matters
 54.         Not Applicable
 55.         Not Applicable
 56.         Not Required
 57.         Not Required
 58.         Not Required
 59.         Financial Statements

                     GE Life & Annuity Separate Account II
                               Prospectus For The
                   Flexible Premium Single Life and Joint and
                  Last Survivor Variable Life Insurance Policy

                               Single Life Policy
                                Form P1258 7/01
                      Joint and Last Survivor Life Policy
                                Form P1259 7/01

                                Issued by:

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

                Depositors Telephone Number: 1-800-352-9910


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This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a flexible variable premium life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit upon the death of the last surviving insured. The Policy provides life insurance protection, premium flexibility, and the ability to change Death Benefits.


Your Account Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your assets in the Subaccounts of GE Life & Annuity Separate Account II (the "Separate Account") that you select. Each Subaccount invests in shares of portfolios of the underlying mutual funds listed below:




 AIM Variable Insurance Funds:    Federated Insurance Series:
  AIM V.I. Capital Appreciation    Federated High Income Bond
   Fund -- Series I Shares          Fund II* -- Service Shares
  AIM V.I. Growth Fund --          Federated International
   Series I Shares                  Small Company Fund II
  AIM V.I. Premier Equity Fund
   -- Series I Shares             Fidelity Variable Insurance
   (formerly, AIM V.I. Value       Products Fund ("VIP"):
   Fund)                           VIP Equity-Income Portfolio
                                    -- Service Class 2
 Alliance Variable Products        VIP Growth Portfolio --
  Series Fund, Inc.:                Service Class 2
  Growth and Income Portfolio
   -- Class B                     Fidelity Variable Insurance
  Premier Growth Portfolio --      Products Fund II ("VIP II"):
   Class B                         VIP II Contrafund(R)
  Quasar Portfolio -- Class B       Portfolio -- Service Class
                                    2
 Dreyfus:
  Dreyfus Investment              Fidelity Variable Insurance
   Portfolios-Emerging Markets     Products Fund III ("VIP III"):
   Portfolio -- Initial Shares     VIP III Growth & Income
  The Dreyfus Socially              Portfolio -- Service Class 2
   Responsible Growth Fund,        VIP III Mid Cap Portfolio --
   Inc. -- Initial Shares           Service Class 2




 GE Investments Funds, Inc.:       MFS(R) New Discovery Series
  Income Fund                       -- Service Class Shares
  Mid-Cap Value Equity Fund        MFS(R) Utilities Series --
  Money Market Fund                 Service Class Shares
  Premier Growth Equity Fund
  S&P 500(R) Index Fund           Oppenheimer Variable Account
  Small-Cap Value Equity Fund     Funds:
  U.S. Equity Fund                 Oppenheimer Global
  Value Equity Fund                 Securities Fund/VA --
                                    Service Shares
 Janus Aspen Series:               Oppenheimer Main Street
  Aggressive Growth Portfolio       Growth & Income Fund/VA --
   -- Service Shares                Service Shares
  Balanced Portfolio --
   Service Shares                 PIMCO Variable Insurance Trust:
  Capital Appreciation             Foreign Bond Portfolio --
   Portfolio -- Service Shares      Administrative Class Shares
  Global Life Sciences             High Yield Portfolio* --
   Portfolio -- Service Shares      Administrative Class Shares
  Global Technology Portfolio       (formerly, High Yield Bond
   -- Service Shares                Portfolio)
  Growth Portfolio -- Service      Long-Term U.S. Government
   Shares                           Portfolio -- Administrative
  International Growth              Clas Shares (formerly,
   Portfolio -- Service Shares      Long-Term U.S. Government
  Worldwide Growth Portfolio        Bond Portfolio)
   -- Service Shares               Total Return Portfolio --
                                    Administrative Class Shares
 MFS(R) Variable Insurance          (formerly, Total Return
 Trust:                             Bond Portfolio)
  MFS(R) Investors Growth
   Stock Series -- Service        Rydex Variable Trust:
   Class Shares                    Rydex OTC Fund
  MFS(R) Investors Trust
   Series -- Service Class        Van Kampen Life Investment
   Shares                         Trust:
                                   Comstock Portfolio -- Class
                                    II Shares
                                   Emerging Growth Portfolio --
                                    Class II Shares



*These portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."



Not all of these portfolios may be available in all states or in all markets.

If you choose our fixed option, your assets will grow at a rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.


Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. You bear the investment risk of investing in the Subaccounts.


The purpose of this Policy is to provide life insurance protection for the beneficiary(ies) named on the Policy. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


We guarantee the Death Benefit for as long as the Policy is in force. The cash surrender value is not guaranteed. The Policy will lapse if the cash surrender value is insufficient to cover policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Material incorporated by reference in this prospectus can be found on the Securities and Exchange Commission's ("SEC's") website at: www.sec.gov

For general information or to obtain free copies of the:


  . Product prospectus or the portfolio prospectuses;


  . Any required forms,


  Call:1-800-352-9910


  Or write: GE Life and Annuity Assurance Company


            6610 West Broad Street


            Richmond, Virginia 23230


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.



Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.


This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

The date of this prospectus is May 1, 2002.

Table of Contents


Definitions.................................................................   7

Annual Expense Table........................................................  10
 Expense Table .............................................................  12
 Portfolio Annual Expenses..................................................  12
 Other Policies.............................................................  15

Policy Summary..............................................................  16

Risk Summary................................................................  20

The Company.................................................................  22
 State Regulation...........................................................  22

The Separate Account .......................................................  23
 Changes to the Separate Account ...........................................  23

The Portfolios..............................................................  25
 The Subaccounts............................................................  25
 Voting Rights..............................................................  32

The Guarantee Account.......................................................  33

Charges and Deductions......................................................  35
 Premium Charge.............................................................  35
 Monthly Deduction..........................................................  36
 Cost of Insurance..........................................................  37
 Surrender Charge...........................................................  38
 Partial Surrender Processing Fee...........................................  39
 Other Charges..............................................................  39
 Reduction of Charges for Group Sales.......................................  39

The Policy..................................................................  41
 Applying for a Policy......................................................  41
 Owner......................................................................  42
 Beneficiary................................................................  42
 Changing the Owner or Beneficiary..........................................  42
 Canceling a Policy.........................................................  43

Premiums....................................................................  44
 General....................................................................  44
 Tax-Free Exchanges (1035 Exchanges)........................................  44
 Certain Internal Exchanges.................................................  44
 Periodic Premium Plan......................................................  45
 Minimum Premium Payment....................................................  45
 Allocating Premiums........................................................  45

How Your Account Value Varies...............................................  47
 Account Value..............................................................  47
 Surrender Value............................................................  47
 Subaccount Values..........................................................  47
 Unit Values................................................................  47
 Net Investment Factor......................................................  48

Transfers...................................................................  49
 General....................................................................  49
 Dollar-Cost Averaging......................................................  50
 Portfolio Rebalancing......................................................  50
 Transfers by Third Parties.................................................  51

Death Benefits..............................................................  52
 Amount of Death Benefit Payable............................................  52
 Death Benefit Options......................................................  52
 Changing the Death Benefit Option..........................................  53
 Changing the Specified Amount..............................................  54

Surrenders and Partial Surrenders...........................................  55
 Surrenders.................................................................  55
 Partial Surrenders.........................................................  55
 Effect of Partial Surrenders ..............................................  55

Loans.......................................................................  56
 General....................................................................  56
 Repayment of Policy Debt...................................................  56
 Effect of Policy Loans.....................................................  57

Termination.................................................................  58
 Premium To Prevent Termination.............................................  58
 Grace Period...............................................................  58
 Reinstatement..............................................................  58

Payments and Telephone Transactions.........................................  59
 Requesting Payments........................................................  59
 Telephone Transactions.....................................................  60

Tax Considerations..........................................................  61
 Introduction...............................................................  61
 Tax Status of the Policy...................................................  61
 Tax Treatment of Policies -- General.......................................  62
 Special Rules for Modified Endowment Contracts.............................  65
 Income Tax Withholding.....................................................  66
 Tax Status of the Company..................................................  66
 Changes in the Law and Other Considerations................................  66

Other Policy Information....................................................  67
 Optional Payment Plans.....................................................  67
 Dividends..................................................................  68
 Incontestability...........................................................  68
 Suicide Exclusion..........................................................  68
 Misstatement of Age or Gender..............................................  69
 Written Notice.............................................................  69
 Trustee....................................................................  69

 Other Changes.........................................................  69
 Reports...............................................................  70
 Supplemental Benefits.................................................  70
 Using the Policy as Collateral........................................  73
 Reinsurance...........................................................  74
 Legal Proceedings.....................................................  74

Additional Information................................................   75
 Sale of the Policies..................................................  75
 Legal Matters.........................................................  76
 Experts...............................................................  76
 Actuarial Matters.....................................................  76
 Financial Statements..................................................  77
 Executive Officers and Directors of GE Life and Annuity Assurance
  Company..............................................................  77
 Executive Officers and Directors of Capital Brokerage Corporation.....  78
 Other Information.....................................................  80
 Hypothetical Illustrations............................................  80

Financial Statements .................................................   94

Definitions





The following terms are used throughout the prospectus:


Account Value -- The total amount of assets allocated to each Subaccount and assets in the General Account.


Age -- The Age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the Death Benefit payable at the death of the Insured under a single life Policy and the last surviving Insured under a joint and last survivor Policy.


Code -- The Internal Revenue Code of 1986, as amended.


The Company -- GE Life and Annuity Assurance Company.


Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Benefit -- The amount determined under the death benefit option in effect as of the date of death of the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy.


Death Benefit Proceeds -- The amount of proceeds determined under the applicable death benefit option.


Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.




General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.


Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.


Home Office -- Our offices at 6610 West Broad Street Richmond, Virginia 23230. The term "we" may be used throughout this prospectus in connection with calculations of Account Value; in these instances, the term "we" has the same meaning as Home Office.

Insured -- The person(s) upon whose lives are Insured under the Policy.

Investment Options -- The Guarantee Account and the Subaccounts.

Monthly Anniversary Date -- The same date in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Options. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date minus (a) divided by (b), where:


  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b)  is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Death Benefit Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy and application(s), including any riders, and endorsements.


Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the last surviving Insured under a joint and last survivor Policy or at the time of surrender.


Policy Month -- A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.


Separate Account -- GE Life & Annuity Separate Account II, the segregated asset account of the Company to which you allocate Net Premiums.

Specified Amount -- An amount we use in determining the insurance coverage.

Subaccounts -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding portfolio of a Fund. Not all Subaccounts may be available in all states or markets.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to the Account Value minus any Policy Debt and minus any applicable surrender charge.


Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.


Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding portfolio does not value its shares.


Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Annual Expense Table

EXPENSE TABLE

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this Policy. For more complete descriptions of the various costs and expenses involved, see the "Charges and Deductions" provision in this prospectus.



Owner Transaction Expenses/1/:
------------------------------------------------------------------------------
Maximum surrender charge (per $1,000 of Specified
 Amount). We reduce the surrender charge percentage over
 time. In general, the later you surrender, the lower the
 surrender charge will be.                                              $37.19

Maximum Premium Charge/2/                                                 7.5%

Transfer Charge (for each transfer after the twelfth in a
 calendar year)/3/                                                         $20

Partial Surrender Processing Fee/4/                        lesser of $25 or 2%
                                                           of amount withdrawn
Maximum Monthly Policy Charge/5/                                           $10

Maximum Monthly Expense Charge (per $1,000 of Specified
 Amount for the first ten Policy years)/6/                               $0.83

Maximum Specified Amount Increase Charge (per $1,000 of
 increase in Specified Amount for the first ten Policy
 years after increase)/6/                                                $0.83

Expenses (at an effective annual rate of unloaned assets
in the Separate Account):
------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Charge
 For the first $50,000 of unloaned assets in the
  Subaccounts ($100,000 for a joint and last survivor
  Policy).                                                               0.40%
 For unloaned assets in the Subaccounts above $50,000
  ($100,000 for a joint and last survivor Policy) for the
  first twenty Policy years only.                                        0.05%

Expenses (as a monthly deduction from your Account
Value):
------------------------------------------------------------------------------
Cost of Insurance Charge (maximum monthly charge per
 $1,000 of coverage)/7/                                                 $83.33

Rider Options Available with the Policy
------------------------------------------------------------------------------
Riders Available to both Single and Joint and Last Survivor Policies

 Accelerated Benefit Rider Charge                                           $0
 Death Benefit Enhancement Rider Cost of Insurance Charge
  (maximum monthly charge per $1,000 of coverage)                       $83.33
 Death Benefit Enhanced Rider Maximum Monthly Expense
  Charge (per $1,000 of coverage and any additional
  increase in coverage)                                                  $0.83
 Financial Accounting Rider                                                 $0

Riders Available to Single Life Policies Only

 Additional Insured Rider Charge (maximum monthly charge
  per $1,000 of coverage)                                               $83.33
 Children's Insurance Rider (maximum monthly charge per
  $1,000 of coverage)                                                    $0.50
 Waiver of Monthly Deduction (maximum monthly percentage
  of the total cost of insurance charges for the base
  policy, death benefit enhancement rider and any term
  insurance riders)                                                     38.24%
 Accidental Death Benefit (maximum annual charge per
  $1,000 of coverage)                                                    $2.24

Riders Available to Joint and Last Survivor Policies Only

 Four Year Term Rider Charge (maximum monthly charge per
  $1,000 of coverage)                                                   $83.33
 Policy Split Option Rider Charge/8/                                        $0

--------------------------------------------------------------------------------

 /1/ We reserve the right to impose a maximum fee of $25 for the cost of preparing an inforce illustration. We do not charge for this service.

 /2/ We currently deduct 5% from each premium payment.

 /3/ We reserve the right to assess a $20 transfer charge for each transfer after the twelfth transfer in a calendar year. We do not currently charge this fee.


 /4/ We reserve the right to charge a partial surrender processing fee of the lesser of $25 or 2% of the amount withdrawn. We do not currently charge this fee.


 /5/ We reserve the right to assess a maximum monthly Policy charge of $10, although currently we assess a monthly Policy charge of $5.


 /6/ This charge varies depending upon the risk class(es) of the Insured.
     Factors used in assessing the charge include the age, gender and rating class (excluding the specified amount attributable to any supplemental benefits) of the insured at the time the Policy is issued or at time of the Specified Amount Increase is requested.

 /7/ The cost of insurance charge is subject to a maximum guaranteed cost of insurance as shown in your Policy. This charge depends on the risk class(es) of the Insured(s), Specified Amount and Death Benefit option selected. See "Charges and Deductions -- Cost of Insurance" in this prospectus. We will not impose a cost of insurance charge once the Insured under a single life Policy or the youngest Insured under a joint and last survivor Policy reaches Attained Age 100.
 /8/ Evidence of insurability is required when policy split is requested.

Portfolio Annual Expenses

The following table reflects the annual expenses of the portfolios available in the Separate Account for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets after fee waiver and reimbursements as applicable):



                                                                                 Service           Total
                                                              Management  12b-1   Share   Other    Annual
Portfolio                                                        Fees     Fees*  Fees**  Expenses Expenses
----------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I Shares           0.61%     --      --      0.24%    0.85%
 AIM V.I. Growth Fund -- Series I Shares                         0.62%     --      --      0.26%    0.88%
 AIM V.I. Premier Equity Fund  -- Series I Shares (formerly,
  AIM V.I. Value Fund)                                           0.60%     --      --      0.25%    0.85%


Alliance Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio -- Class B                          0.63%    0.25%    --      0.04%    0.92%
 Premier Growth Portfolio -- Class B                             1.00%    0.25%    --      0.04%    1.29%
 Quasar Portfolio -- Class B                                     0.82%    0.25%    --      0.13%    1.20%


Dreyfus
----------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios-Emerging Markets Portfolio --
   Initial Shares                                                 --       --      --      2.00%    2.00%
 The Dreyfus Socially Responsible Growth Fund, Inc. --
  Initial Shares                                                 0.75%     --      --      0.03%    0.78%


Federated Insurance Series
----------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares            0.60%     --     0.10%    0.16%    0.86%
 Federated International Small Company Fund II                   0.00%     --     0.10%    1.55%    1.65%


Fidelity Variable Insurance Products Fund ("VIP")/1/
----------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                  0.48%    0.25%    --      0.11%    0.84%
 VIP Growth Portfolio -- Service Class 2                         0.58%    0.25%    --      0.10%    0.93%


Fidelity Variable Insurance Products Fund II ("VIP II")/1/
----------------------------------------------------------------------------------------------------------
 VIP II Contrafund(R) Portfolio -- Service Class 2               0.58%    0.25%    --      0.11%    0.94%


Fidelity Variable Insurance Products Fund III ("VIP III")/1/
----------------------------------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio -- Service Class 2            0.48%    0.25%    --      0.11%    0.84%
 VIP III Mid Cap Portfolio -- Service Class 2                    0.58%    0.25%    --      0.11%    0.94%


GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------
 Income Fund                                                     0.50%     --      --      0.05%    0.55%
 Mid-Cap Value Equity Fund                                       0.65%     --      --      0.03%    0.68%
 Money Market Fund                                               0.38%     --      --      0.04%    0.42%
 Premier Growth Equity Fund                                      0.65%     --      --      0.02%    0.67%
 S&P 500(R) Index Fund                                           0.35%     --      --      0.04%    0.39%
 Small-Cap Value Equity Fund                                     0.80%     --      --      0.11%    0.91%
 U.S. Equity Fund                                                0.55%     --      --      0.03%    0.58%
 Value Equity Fund                                               0.65%     --      --      0.14%    0.79%


Janus Aspen Series
----------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio -- Service Shares                   0.65%    0.25%    --     0.02%    0.92%
 Balanced Portfolio -- Service Shares                            0.65%    0.25%    --     0.01%    0.91%
 Capital Appreciation Portfolio -- Service Shares                0.65%    0.25%    --     0.01%    0.91%
 Global Life Sciences Portfolio -- Service Shares                0.65%    0.25%    --     0.17%    1.07%
 Global Technology Portfolio -- Service Shares                   0.65%    0.25%    --     0.05%    0.95%
 Growth Portfolio--Service Shares                                0.65%    0.25%    --     0.01%    0.91%
 International Growth Portfolio -- Service Shares                0.65%    0.25%    --     0.06%    0.96%
 Worldwide Growth Portfolio -- Service Shares                    0.65%    0.25%    --     0.04%    0.94%

                                                      Service           Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                             Fees     Fees*  Fees**  Expenses Expenses
-------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class              0.75%   0.25%    --      0.15%    1.15%
 MFS(R) Investors Trust Series --
   Service Class                       0.75%   0.25%    --      0.14%    1.14%
 MFS(R) New Discovery Series --
   Service Class                       0.90%   0.25%    --      0.15%    1.30%
 MFS(R) Utilities Series -- Service
  Class                                0.75%   0.25%    --      0.17%    1.17%

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
 Oppenheimer Global Securities
  Fund/VA -- Service Shares            0.64%   0.15%    --      0.06%    0.85%
 Oppenheimer Main Street Growth &
  Income Fund/VA --  Service Shares    0.68%   0.15%    --      0.05%    0.88%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Shares               0.25%    --     0.15%    0.50%    0.90%
 High Yield Portfolio --
   Administrative Shares
  (formerly, High Yield Bond
  Portfolio)                           0.25%    --     0.15%    0.35%    0.75%
 Long-Term U.S. Government
  Portfolio -- Administrative
  Shares (formerly, Long-Term U.S.
  Government
  Bond Portfolio)                      0.25%    --     0.15%    0.25%    0.65%
 Total Return Portfolio --
   Administrative Shares
  (formerly, Total Return Bond
  Portfolio)                           0.25%    --     0.15%    0.25%    0.65%

Rydex Variable Trust
-------------------------------------------------------------------------------
 Rydex OTC Fund                        0.75%    --     0.25%    0.45%    1.45%

Van Kampen Life Investment Trust
-------------------------------------------------------------------------------
 Comstock Portfolio -- Class II        0.60%   0.25%    --      0.21%    1.06%
 Emerging Growth Portfolio -- Class
  II                                   0.70%   0.25%    --      0.06%    1.01%
-------------------------------------------------------------------------------






 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.




 /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.


     Accordingly, the actual total operating expenses were:



  .  VIP Equity-Income Portfolio -- Service Class 2   0.83%
  .  VIP Growth Portfolio -- Service Class 2          0.90%
  .  VIP II Contrafund(R) Portfolio -- Service Class
     2                                                0.90%
  .  VIP III Growth & Income Portfolio -- Service
     Class 2                                          0.82%
  .  VIP III Mid Cap Portfolio -- Service Class 2     0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.



                                                      Service           Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                             Fees     Fees*  Fees**  Expenses Expenses
-------------------------------------------------------------------------------

Alliance Variable Products Series
 Fund, Inc.
-------------------------------------------------------------------------------
 Quasar Portfolio -- Class B           1.00%   0.25%    --      0.18%    1.43%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios-
  Emerging Markets Portfolio --
   Initial Shares                      1.25%    --      --      4.15%    5.40%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares                 0.60%   0.25%   0.25%    0.16%    1.26%
 Federated International Small
  Company Fund II                      1.25%   0.25%   0.25%    3.79%    5.54%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares       0.75%   0.25%    --      0.17%    1.17%
 MFS(R) Investors Trust Series --
   Service Class Shares                0.75%   0.25%    --      0.15%    1.15%
 MFS(R) New Discovery Series --
   Service Class Shares                0.90%   0.25%    --      0.19%    1.34%
 MFS(R) Utilities Series -- Service
  Class Shares                         0.75%   0.25%    --      0.18%    1.18%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares         0.25%    --     0.15%    0.51%    0.91%
 High Yield Portfolio --
   Administrative Class Shares
  (formerly, High Yield Bond
  Portfolio)                           0.25%    --     0.15%    0.36%    0.76%
 Long-Term U.S. Government
  Portfolio -- Administrative Class
  Shares (formerly, Long-Term U.S.
  Government
  Bond Portfolio)                      0.25%    --     0.15%    0.26%    0.66%
 Total Return Portfolio --
   Administrative Class Shares
  (formerly, Total Return Bond
  Portfolio)                           0.25%    --     0.15%    0.26%    0.66%
-------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.




The expenses shown above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER POLICIES

We offer other variable life insurance policies in the Separate Account which also invest in the same portfolios (or many of the same) of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Policy Summary

PREMIUMS

You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See the "Periodic Premium Plan" provision of this prospectus.


Premium amounts depend on an Insured's Age, gender (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. See the "Premiums" provision of this prospectus.


You may make unscheduled premium payments, provided such premium payments do not exceed the limitations for life insurance as set forth by Section 7702 of the Code. We may reject any additional premium payments, or portion thereof, that would result in your Policy being disqualified as life insurance under the Code. Each additional premium payment, if within the limitations as stated above, must be at least $50. See the "Premiums" provision of this prospectus.


Under certain circumstances, you may have to pay extra premiums to prevent termination. See the "Premium to Prevent Termination" provision of this prospectus.


DEDUCTION FROM PREMIUMS

Currently, we deduct a 5% premium charge from each premium before we place it in a Subaccount or the Guarantee Account. This charge is guaranteed to not exceed 7.5%. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy. See the "Premium Charge" provision of this prospectus.


ALLOCATION OF NET PREMIUMS

You may allocate your Net Premiums among up to 10 of the Subaccounts of the Separate Account plus the Guarantee Account at any given time. We will place any premiums you pay in a non-interest bearing account until:


  (1) the date we approve the application;


  (2) the date we receive all necessary forms (including any subsequent amendments to your application); and


  (3) the date we receive the entire initial premium.


Once all the items listed above are received, we will then allocate your Net Premiums to the Investment Options you designate. See the "Allocating Premiums" provision of this prospectus.

DEDUCTIONS FROM ASSETS

Each portfolio deducts management fees and other expenses from its assets. For the year ended December 31, 2001, the minimum total annual expenses (as a percentage of average net assets) was 0.39%, and the maximum total annual expenses (as a percentage of average net assets) was 2.00%. See the "Portfolio Annual Expenses" provision of this prospectus.


We deduct monthly a mortality and expense risk charge at an effective annual rate of 0.40% of the first $50,000 of unloaned assets in the Subaccounts (0.40% of the first $100,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy). For the first 20 Policy years, we also deduct a mortality and expense risk charge for unloaned assets in the Subaccounts above $50,000 ($100,000 for a joint and last survivor Policy) at an annual effective rate of 0.05%. Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned assets in the Subaccounts over $50,000 ($100,000 for joint and last survivor Policy).


We make a monthly deduction from your Account Value for:


  (1) the cost of insurance charge;


  (2) a current monthly policy charge of $5 ($10 per month maximum);


  (3) a monthly expense charge based on the initial Specified Amount for the first 10 Policy years that varies by Age, gender and rating class (excluding the Specified Amount attributable to any supplemental benefits);


  (4) a monthly expense charge for an increase in Specified Amount for the first 10 policy years following the increase that varies by Age, gender and rating class (excluding the Specified Amount attributable to any supplemental benefits); and


  (5) supplemental benefit charges.

The monthly deduction will also include the increase charge for the first 10 Policy years following an increase in the Specified Amount. See the "Changing the Specified Amount" provision in this prospectus.


There are optional riders that provide additional benefits; some riders require an additional cost. Not all riders are available in all states or to all policies. See the "Supplemental Benefits" provision in this prospectus for more information on these riders.


For information concerning compensation paid for sale of the Policies, see the "Sale of the Policies" provision in this prospectus.

ACCOUNT VALUE

The Account Value equals the total amount in each Subaccount and the General Account, including the Guarantee Account.


The Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Death Benefit Proceeds. Your Account Value varies from day to day to reflect investment experience of the Subaccounts, interest credited to assets in the Guarantee Account, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See the "How Your Account Value Varies" provision in this prospectus.


You can transfer assets among the Investment Options (subject to certain restrictions). See the "Transfers" provision in this prospectus for rules and limits. Policy loans reduce the amount available for allocations and transfers.


There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction. See the "Premium to Prevent Termination" provision in this prospectus.


CASH BENEFITS

You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. See the "Loans" provision in this prospectus.


You may take partial surrenders from your Policy. The minimum partial surrender amount is $200. We reserve the right to charge a processing fee equal to the lesser of $25 or 2% of the amount withdrawn although we currently do not assess such a charge. If you select Death Benefit Option B, you may only take a partial surrender after the first Policy year. See the "Partial Surrender" provision in this prospectus.


You can surrender your Policy at any time for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 10 Policy years, and for 10 Policy years after an increase in the Specified Amount (except for increases in the Specified Amount that result from a change in Death Benefit option). See the "Surrenders" and the "Surrender Charge" provisions in this prospectus.


You may choose from a variety of payment options. See the "Requesting Payments" provision in this prospectus.

DEATH BENEFITS

The minimum Specified Amount available is $100,000 for a single life Policy and $200,000 for a joint and last survivor Policy.

You may choose from among three Death Benefit options:

  . Option A -- Specified Amount plus Account Value;

  . Option B -- Specified Amount; or

  . Option C is:

    . the greater of Specified Amount; or

    . the Specified Amount; plus

    . the sum of all premiums paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy minus any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); minus

    .  the charges for supplemental benefits, other than those specified in
       Section 7702(f)(5)(A) of the Code; minus

    .  all partial surrenders.

The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit. See the "Death Benefits" provision of this prospectus.


Death Benefit Proceeds are payable as a lump sum or under a variety of options. See the "Requesting Payments" and the "Optional Payment Plans" provisions of this prospectus.


You may change the Specified Amount and the Death Benefit option. See the "Changing the Specified Amount" and the "Changing the Death Benefit Option" provisions of this prospectus for rules and limits.


During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See the "Premium to Prevent Termination" provision of this prospectus.

Risk Summary

INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from your Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans.


RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.


TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code. In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, Death Benefits and Accelerated Death Benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See the "Special Rules for Modified Endowment Contracts" provision of this prospectus. You should consult a qualified tax advisor in all tax matters involving your Policy.


LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you select Death Benefit Option B or Option C, you may only take partial surrenders after the first Policy year.

The minimum partial surrender amount is $200. We reserve the right to assess a processing fee for each partial surrender although we do not currently do so.

Partial surrenders will reduce your Account Value and Death Benefit Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect your Account Value over time because we subtract the amount of the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.


A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

  .  the Owner pays premiums for insurance coverage on the Insured(s);

  . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy; and

  .  the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and of the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.


The Surrender Value of your Policy may decrease if the investment performance of the Subaccounts to which you allocate assets is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.


Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the U.S. Securities and Exchange Commission. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.


We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account


We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the Funds described below.


The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.


CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.


We may also, where permitted by law:

  .  create new separate accounts;

  . combine separate accounts, including combining the Separate Account with another separate account established by the Company;


  . transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;


  . add new Subaccounts to or remove Subaccounts from the Separate Account, or combine Subaccounts;

  .  make the Subaccounts available under other policies we issue;

  .  add new portfolios or remove existing portfolios;


  . substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;


  .  deregister the Separate Account under the 1940 Act; and


  . operate the Separate Account under the direction of a committee or in another form.

The Portfolios

You decide the Subaccounts to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.


Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

THE SUBACCOUNTS

You may invest in up to 10 Subaccounts of the portfolios listed below at any one time.



                                                               Adviser (and Sub-Adviser(s),
Subaccount Investing In              Investment Objective             as applicable)
-------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital                Seeks growth of capital.           A I M Advisors,
Appreciation Fund --                                               Inc.
Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Growth Fund --         Seeks growth of capital.           A I M Advisors,
Series I Shares                                                    Inc.
-------------------------------------------------------------------------------------------
AIM V.I. Premier Equity         Seeks to achieve long-term         A I M Advisors,
Fund --                         growth of capital. Income is a     Inc.
Series I Shares                 secondary objective.
(formerly, AIM V.I. Value
Fund)
-------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio --  Seeks reasonable current           Alliance Capital
Class B                         income and reasonable              Management, L.P.
                                opportunity for appreciation
                                through investments primarily
                                in dividend-paying common
                                stocks of good quality. The
                                portfolio may also invest in
                                fixed-income securities and
                                convertible securities.
-------------------------------------------------------------------------------------------

                                                          Adviser (and Sub-Adviser(s),
Subaccount Investing In         Investment Objective             as applicable)
--------------------------------------------------------------------------------------
Premier Growth Portfolio   Seeks growth of capital by         Alliance Capital
-- Class B                 investing predominantly in the     Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
--------------------------------------------------------------------------------------
Quasar Portfolio -- Class  Seeks growth of capital by         Alliance Capital
B                          pursuing aggressive investment     Management, L.P.
                           policies. This portfolio
                           invests based upon the
                           potential for capital
                           appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
--------------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         A non-diversified/1/ portfolio     The Dreyfus
Portfolios -- Emerging     seeking long-term capital          Corporation
Markets Portfolio --       growth by typically investing
Initial Shares             at least 80% of its assets in
                           the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
--------------------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital           The Dreyfus
Responsible Growth Fund,   growth, with current income as     Corporation (sub-
Inc. -- Initial Shares     a secondary goal by investing      adviser, NCM
                           primarily in the common stock      Management Group,
                           of companies that in the           Inc.)
                           opinion of the portfolio's
                           management, meet traditional
                           investment standards and
                           conduct their business in a
                           manner that contributes to the
                           enhancement of the quality of
                           life in America.
--------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income      Seeks high current income.         Federated
Bond Fund II -- Service    Seeks to achieve its objective     Investment
Shares                     by investing primarily in a        Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           portfolio intends to invest
                           are lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
--------------------------------------------------------------------------------------
Federated International    Seeks to provide long-term         Federated Global
Small Company Fund II      growth of capital. The             Investment
                           portfolio pursues this             Management Corp.
                           objective by investing at
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
--------------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio

                                                          Adviser (and Sub-Adviser(s),
Subaccount Investing In         Investment Objective             as applicable)
--------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

VIP Equity-Income          Seeks reasonable income and        Fidelity Management
Portfolio -- Service       will consider the potential        & Research Company;
Class 2                    for capital appreciation. The      (subadvised by FMR
                           portfolio also seeks a yield,      Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities
                           and by investing in domestic
                           and foreign issuers.
--------------------------------------------------------------------------------------
VIP Growth Portfolio --    Seeks capital appreciation by      Fidelity Management
Service Class 2            investing primarily in common      & Research Company;
                           stocks of companies believed       (subadvised by FMR
                           to have above-average growth       Co., Inc.)
                           potential.
--------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Contrafund(R)       Seeks long-term capital            Fidelity Management
Portfolio -- Service       appreciation by investing          & Research Company
Class 2                    mainly in common stocks and in     (subadvised by
                           securities of companies whose      Fidelity Management
                           value is believed to have not      & Research (U.K.)
                           been fully recognized by the       Inc., Fidelity
                           public. This portfolio invests     Management &
                           in domestic and foreign            Research (Far East)
                           issuers. This portfolio also       Inc. and Fidelity
                           invests in "growth" stocks,        Investments Japan
                           "value" stocks, or both.           Limited; FMR Co.,
                                                              Inc.)
--------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income    Seeks high total return            Fidelity Management
Portfolio -- Service       through a combination of           & Research Company
Class 2                    current income and capital         (subadvised by
                           appreciation by investing a        Fidelity Management
                           majority of assets in common       & Research (U.K.)
                           stocks with a focus on those       Inc., Fidelity
                           that pay current dividends and     Management &
                           show potential for capital         Research (Far East)
                           appreciation.                      Inc. and Fidelity
                                                              Investments Japan
                                                              Limited; FMR Co.,
                                                              Inc.)
--------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio  Seeks long-term growth of          Fidelity Management
-- Service Class 2         capital by investing primarily     & Research Company
                           in common stocks and at least      (subadvised by
                           80% of total assets in             Fidelity Management
                           securities of companies with       & Research (U.K.),
                           medium market capitalizations.     Inc. and Fidelity
                                                              Management &
                                                              Research Far East
                                                              Inc.)
--------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                Seeks to provide maximum           GE Asset Management
                           income consistent with prudent     Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in a
                           varitety of investment-grade
                           debt securities, such as
                           mortgage-backed securities,
                           corporate bonds, U.S.
                           Government securities and
                           money market instruments.
--------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Seeks to provide long-term         GE Asset Management
                           growth of capital and future       Incorporated
                           income by investing primarily
                           in equity securities of mid-
                           cap companies that the
                           investment adviser believes
                           are undervalued by the market
                           and have above-average growth
                           potential.
--------------------------------------------------------------------------------------

                                                            Adviser (and Sub-Adviser(s),
Subaccount Investing In           Investment Objective             as applicable)
----------------------------------------------------------------------------------------
Money Market Fund            Seeks to provide a high level      GE Asset Management
                             of current income consistent       Incorporated
                             with the preservation of
                             capital and maintenance of
                             liquidity by investing in
                             various types of U.S. dollar
                             denominated short-term money
                             market instruments.
----------------------------------------------------------------------------------------
Premier Growth Equity        Seeks to provide long-term         GE Asset Management
Fund                         growth of capital and future       Incorporated
                             income rather than current
                             income by investing primarily
                             in a limited number of equity
                             securities of large and
                             medium-sized companies that
                             have above-average growth
                             histories and/or growth
                             potential.
----------------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/     Seeks to provide growth of         GE Asset Management
                             capital and accumulation of        Incorporated
                             income that corresponds to the     (subadvised by SSgA
                             investment return of the           Funds Management,
                             Standard & Poor's 500              Inc.)
                             Composite Stock Price Index
                             through investment in common
                             stocks comprising that Index.
----------------------------------------------------------------------------------------
Small-Cap Value Equity Fund  Seeks to provide long-term         GE Asset Management
                             growth of capital by investing     Incorporated
                             primarily in a portfolio of        (subadvised by
                             equity securities of small-        Palisade Capital
                             capitalization companies           Management, L.L.C.)
                             traded on U.S. securities
                             exchanges or in the U.S. over-
                             the-counter markets. The
                             portfolio defines a small-cap
                             company as one with a market
                             capitalization within the
                             capitalization range of the
                             Russell 2000 Index.
----------------------------------------------------------------------------------------
U.S. Equity Fund             Seeks to provide long-term         GE Asset Management
                             growth of capital through          Incorporated
                             investments primarily in
                             equity securities of U.S.
                             companies.
----------------------------------------------------------------------------------------
Value Equity Fund            Seeks to provide long-term         GE Asset Management
                             growth of capital and future       Incorporated
                             income by investing primarily
                             in equity securities of
                             companies with large sized
                             market capitalizations that
                             the investment adviser
                             considers to be undervalued by
                             the market.
----------------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth            A non-diversified/1/ portfolio     Janus Capital
Portfolio -- Service         that seeks long-term growth of     Management LLC
Shares                       capital.
----------------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                         Adviser (and Sub-Adviser(s),
Subaccount Investing In        Investment Objective             as applicable)
-------------------------------------------------------------------------------------
Balanced Portfolio --     Seeks long-term capital            Janus Capital
Service Shares            growth, consistent with            Management LLC
                          preservation of capital and
                          balanced by current income.
-------------------------------------------------------------------------------------
Capital Appreciation      A non-diversified/1/ portfolio     Janus Capital
Portfolio -- Service      that seeks long-term growth of     Management LLC
Shares                    capital.
-------------------------------------------------------------------------------------
Global Life Sciences      A non-diversified/1/ portfolio     Janus Capital
Portfolio -- Service      that seeks long-term growth of     Management LLC
Shares                    capital.
-------------------------------------------------------------------------------------
Global Technology         A non-diversified/1/ portfolio     Janus Capital
Portfolio -- Service      that seeks long-term growth of     Management LLC
Shares                    capital.
-------------------------------------------------------------------------------------
Growth Portfolio --       Seeks long-term growth of          Janus Capital
Service Shares            capital in a manner consistent     Management LLC
                          with the preservation of
                          capital.
-------------------------------------------------------------------------------------
International Growth      Seeks long-term growth of          Janus Capital
Portfolio -- Service      capital.                           Management LLC
Shares
-------------------------------------------------------------------------------------
Worldwide Growth          Seeks long-term growth of          Janus Capital
Portfolio -- Service      capital in a manner consistent     Management LLC
Shares                    with the preservation of
                          capital.
-------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth   Seeks to provide long-term         Massachusetts
Stock Series -- Service   growth of capital and future       Financial Services
Class Shares              income rather than current         Company ("MFS(R)")
                          income. The portfolio pursues
                          this objective by investing,
                          at least 80% of its total
                          assets in common stocks and
                          related securities, of
                          companies MFS(R) believes
                          offer better than average
                          prospects for long-term
                          growth.
-------------------------------------------------------------------------------------
MFS(R) Investors Trust    Series Seeks to provide long-      Massachusetts
Series -- Service Class   term growth of capital and         Financial Services
Shares                    secondarily to provide             Company ("MFS(R)")
                          reasonable current income. The
                          portfolio pursues this
                          objective by investing, under
                          normal market conditions, at
                          least 65% of its total net
                          assets in common stocks and
                          related securities. This
                          series will also seek to
                          generate gross income equal to
                          approximately 90% of the
                          dividend yield on the Standard
                          & Poor's 500 Composite Index.
-------------------------------------------------------------------------------------
MFS(R) New Discovery      Seeks capital appreciation.        Massachusetts
Series -- Service Class   The portfolio pursues this         Financial Services
Shares                    objective by investing at          Company ("MFS(R)")
                          least 65% of its net assets in
                          equity securities of emerging
                          growth companies.
-------------------------------------------------------------------------------------
MFS(R) Utilities Series   Series Seeks capital growth        Massachusetts
-- Service Class Shares   and current income. The            Financial Services
                          portfolio pursues this             Company ("MFS(R)")
                          objective by investing at
                          least 80% of its total assets
                          in equity and debt securities
                          of domestic and foreign
                          companies in the utilities
                          industry.
-------------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                          Adviser (and Sub-Adviser(s),
Subaccount Investing In         Investment Objective             as applicable)
--------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Global         Seeks long-term capital            OppenheimerFunds,
Securities Fund/VA --      appreciation by investing a        Inc.
Service Shares             substantial portion of assets
                           in securities of foreign
                           issuers, "growth-type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities.
                           The portfolio invests mainly
                           in common stocks of U.S. and
                           foreign issuers.
--------------------------------------------------------------------------------------
Oppenheimer Main Street    Seeks high total return, which     OppenheimerFunds,
Growth & Income Fund/VA    includes growth in the value       Inc.
-- Service Shares          of its shares as well as
                           current income, from equity
                           and debt securities. The
                           portfolio invests mainly in
                           common stocks of U.S.
                           companies.
--------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio --  A non-diversified/1/ portfolio     Pacific Investment
Administrative Class       seeking to maximize total          Management
Shares                     return, consistent with            Company LLC
                           preservation of capital and
                           prudent investment management.
                           The portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
--------------------------------------------------------------------------------------
High Yield Portfolio --    Seeks to maximize total            Pacific Investment
Administrative Class       return, consistent with            Management
Shares (formerly, High     preservation of capital and        Company LLC
Yield Bond Portfolio)      prudent investment management.
                           The portfolio primarily
                           invests in higher yielding
                           fixed income securities (also
                           known as "junk bonds").
--------------------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total            Pacific Investment
Portfolio --               return, consistent with the        Management
Administrative Class       preservation of capital and        Company LLC
Shares (formerly, Long-    prudent investment management.
Term U.S. Government Bond  The portfolio primarily
Portfolio)                 invests in long-term maturity
                           fixed income securities.
--------------------------------------------------------------------------------------
Total Return Portfolio --  Seeks to maximize total return     Pacific Investment
Administrative Class       consistent with preservation       Management
Shares (formerly, Total    of capital and prudent             Company LLC
Return Bond Portfolio)     investment management. The
                           portfolio primarily invests in
                           intermediate maturity fixed
                           income securities.
--------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/2/                A non-diversified/1/ portfolio     Rydex Global
                           that seeks to provide              Advisors
                           investment results that
                           correspond to a benchmark for
                           over-the-counter securities by
                           investing primarily in
                           securities of companies
                           included in NASDAQ 100
                           Index(TM).
--------------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


 /2/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                         Adviser (and Sub-Adviser(s),
Subaccount Investing In        Investment Objective             as applicable)
-------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Comstock Portfolio --     The portfolio's investment         Van Kampen Asset
Class II Shares           objective is to seek capital       Management Inc.
                          growth and income through
                          investments in equity
                          securities, including common
                          stocks, preferred stocks and
                          securities convertible into
                          common and preferred stocks.
-------------------------------------------------------------------------------------
Emerging Growth           The portfolio's investment         Van Kampen Asset
Portfolio -- Class II     objective is to seek capital       Management Inc.
Shares                    appreciation.
-------------------------------------------------------------------------------------


Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.


Shares of the portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.


When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.


Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds for additional information.


We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide. We will also receive Service Share fees from certain portfolios. These fees are for the administrative services we provide to those portfolios and are deducted from portfolio assets attributable to the Policies, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.


VOTING RIGHTS



As required by law, we will vote shares of the portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


We will determine the number of votes for which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote portfolio shares for which no timely instructions are received in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a Fund calls a shareholders meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.


Since the portfolios may engage in mixed and shared funding, it is possible that other persons or entities besides us may vote shares of the portfolio. See "The Portfolios" provision in this prospectus.

The Guarantee Account


Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.


Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.


You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. See the "Charges and Deductions" provision in this prospectus.


Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.


The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee

Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest guarantee period will be at least the guaranteed interest rate shown in your Policy.


We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the "Transfers" provision in this prospectus.) During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in the dollar-cost averaging program. See the "Dollar-Cost Averaging" provision of this prospectus. (This may not be available to all classes of Policies.) We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Deductions


This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

  . the partial surrender, surrender, Policy loan and Death Benefits under the Policy;

  . Investment Options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

  .  administration of various elective options under the Policy; and

  .  the distribution of various reports to Owners.

The costs and expenses we incur include:

  . those associated with underwriting applications, increases in Specified Amount, and riders;

  . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

  . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

  . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

  . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected;

  . that the costs of providing the services and benefits under the Policies will exceed the charges deducted; and


  . that the Guarantee Account assets will earn less than the guaranteed interest rate we credit.


We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 5% charge from each premium before placing the resulting Net Premium in the Subaccounts or the Guarantee Account. This charge is guaranteed not to exceed 7.5%. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Date from your Account Value. The monthly deduction for each Policy consists of:


  .  the cost of insurance charge (discussed below);

  .  the mortality and expense risk charge (discussed below);

  .  a current monthly policy charge of $5 ($10 per month maximum);

  . a maximum monthly expense charge of $0.83 per $1,000 of Specified Amount for the first 10 Policy years. The monthly expense charge is based on the initial Specified Amount for the first 10 Policy years and varies by Age(s), gender and rating class (excluding the Specified Amount attributable to any supplemental benefits). If an increase in Specified Amount becomes effective, there will be an additional maximum charge of $0.83 per $1,000 of increase included in the monthly deduction for the first 10 Policy years following the increase. See the "Changing the Specified Amount" provision; and


  . any charges for additional benefits added by riders to the Policy (see the "Supplemental Benefits" provision of this prospectus).


We currently deduct monthly a mortality and expense risk charge at an effective annual rate of 0.40% of the first $50,000 of unloaned assets in the Subaccounts (0.40% of the first $100,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy). For the first 20 Policy years, we also deduct a mortality and expense risk charge for unloaned assets in the Subaccounts above $50,000 ($100,000 for a joint and last survivor Policy) at an annual effective rate of 0.05%. Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned assets in the Subaccounts over $50,000 ($100,000 for joint and last survivor Policy). We will not increase this charge for the duration of your Policy.


The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

We will deduct the monthly deduction from the Subaccounts and the Guarantee Account based on your written instructions. If you do not provide us with written instructions, we will deduct the monthly deduction from the Subaccounts and the Guarantee Account in proportion to your assets in each Subaccount and the Guarantee Account.

yCOST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.


For a joint and last survivor Policy, we determine the cost of insurance in a manner that reflects the anticipated mortality of both Insureds and the fact that the Death Benefit is not payable until the death of the Last Insured.

We calculate the cost of insurance on each Monthly Anniversary Date based on your net amount at risk. We determine your net amount at risk by the following formula:



         Death Benefit Proceeds
         ----------------------
                                    --  Account Value
                1.0032737


To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Death Benefit Option A or Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part up to the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount plus premium payments, we will allocate that Account Value to the increases in Specified Amount.


The cost of insurance rate for an Insured is based on his or her Age, gender, Policy Duration and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting:

  . a male or female or unisex risk class where appropriate under applicable law; and


  . a nicotine use or no nicotine use risk class.


In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's Age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

We will deduct the cost of insurance charge from the Subaccounts and the Guarantee Account based on your written instructions. If you do not provide us with written instructions, we will deduct the cost of insurance charge proportionately from your assets in the Subaccounts and the Guarantee Account. The monthly deduction for cost of insurance charges will end on the Policy Anniversary Date on which the Insured under a single life Policy or the youngest Insured under a joint and last survivor Policy reaches Attained Age 100.


SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. The maximum surrender charge we will assess is $37.19 per $1,000 of Specified Amount. We calculate the surrender charge by multiplying a factor times the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue Age and gender (where applicable), of the Insured. For a joint and last survivor Policy, the factor depends on the issue Age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five Policy years and then decreases each Policy Month to zero over the next 5 Policy years. We will deduct the surrender charge before we pay the Surrender Value.

If you increase the Specified Amount (other than as a result of a change in Death Benefit option), you will also incur a surrender charge. The factor used in determining the amount of the surrender charge depends on the issue Age of the Insured for a single life Policy or both Insureds for a joint and last survivor Policy. The charge will apply to the increase in Specified Amount.

If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. The amount of the surrender charge will be based:

  (1) first upon any surrender charge in effect for the most recent increase in Specified Amount;


  (2) then upon any surrender charge in effect for the next most recent increases in Specified Amount in succession; and


  (3) finally upon the surrender charge in effect for the original Specified Amount.

We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders.

PARTIAL SURRENDER PROCESSING FEE

We currently do not assess a processing fee for partial surrenders. However, we reserve the right to deduct a partial surrender processing fee in the future. The fee will not exceed the lesser of $25 or 2% of the amount surrendered.

OTHER CHARGES

Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.


There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each portfolio's prospectus.


In addition, we reserve the right to impose a transfer charge of up to $20 for each transfer after the twelfth transfer in a Policy year. This charge will be at cost with no profit to us. We currently do not assess a transfer charge.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

  (1) The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

  (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

  (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

  (4) The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

  (5) Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.




We may also reduce charges and/or deductions for sales of the Policies for a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a current selling agreement for the Policy with the Company to the extent we realize savings of sales and administrative expenses.


We may also reduce charges and/or deductions for sales of the Policies for persons related to the above persons, specifically the then current spouse, parents, siblings, child(ren) or other legal dependents under the age of 21.


Persons noted above must be either the Owner or the Insured of a Policy issued pursuant to this prospectus.


Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a flexible premium variable life insurance policy. We may issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your agent must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision below. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.


Generally, we will issue a Policy on a single Insured basis covering an Insured up to Age 85 and on a joint and last survivor basis covering Insureds from Age 20 up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If we do not receive the full first premium with your application, the insurance will become effective on the effective date. This date is the date that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.



If premium is accepted with the application, the Temporary Insurance Application Agreement ("TIAA") must be completed, signed and returned to us with the application and you should keep a copy. TIAA guidelines limit availability of temporary insurance to Proposed Insured(s) between the ages of 15 days and 70 years and who answer "No" to all questions on the TIAA.


Temporary insurance begins on the date the TIAA is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:


  (1)  the date you withdraw the application;


  (2) 45 days after the date of the Temporary Insurance Agreement if we have not received a properly completed and signed Application -- Part II --

       Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;


  (3) the date we send notice to you at the address shown on the Application that we have declined to issue the Policy; and


  (4)  90 days after the date of the Temporary Insurance Agreement.


Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER

You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent Owner, ownership will pass to your estate.

We will treat Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy. If the last surviving joint Owner dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy and there is no contingent Owner, ownership will pass to your estate.


BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds to the surviving Beneficiaries in equal shares, unless you request otherwise.


Unless an Optional Payment Plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy, we will pay the proceeds to the contingent Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.


CHANGING THE OWNER OR BENEFICIARY

During an Insured's life, you may change the Owner. You may change the Beneficiary during an Insured's life (unless the Beneficiary was designated as an irrevocable Beneficiary). To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel your Policy during the "free-look period" by returning it to us at our Home Office. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, or other amounts as required under state law.

Premiums


GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive the payment at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.


When you apply for the Policy, you will choose one of two alternative tests to evaluate whether your Policy qualifies as life insurance under the Code. If you choose the Guideline Premium Test, the total premiums you pay may not exceed the guideline premium limitation for life insurance set forth in the Code as shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. If you choose the Cash Value Accumulation Test, the terms of the Policy require that the Death Benefit equal at least a factor (set forth in the Policy, and which is dependent upon the age of the Insured(s)) multiplied by your Account Value. Once chosen, you cannot change your choice later. You should consult a tax adviser before making your choice.


For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See the "Tax Considerations" provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.


TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another contract as part of your initial premium, if that contract qualifies for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.


CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company fixed permanent life insurance policy with this Policy, we may waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:

  (1) the fixed permanent life insurance policy has a positive Surrender Value at the time of the exchange; and

  (2) the entire account value in the fixed permanent life insurance policy is rolled over into the Policy.


If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to 0.05 multiplied by the Account Value.



PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. Any change will be effective upon our receipt of the instructions. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the "Changing the Specified Amount" provision of this prospectus.


MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $50. Please keep in mind that you may have to pay a higher amount to keep the Policy in force. Even if you pay the minimum premium amount, your Policy may lapse. See the "Premium to Prevent Termination" provision of this prospectus. For purposes of the minimum premium payment requirements, we deem any payment to be a Planned Periodic Premium if we receive it within 30 days (before or after) of the scheduled date for a Planned Periodic Premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.


ALLOCATION PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount and the Guarantee Account. You may only direct your Net Premiums and assets to not more than 10 Subaccounts plus the Guarantee Account at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium to the Subaccounts and the Guarantee Account based on the allocations percentages you specified in your application.

How Your Account Value Varies



ACCOUNT VALUE

Your Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account and the amount held in the General Account to secure Policy Debt. We determine the Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Subaccounts and interest credited under the Guarantee Account to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.


SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.


SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of Subaccount units we credit to the Policy multiplied by the unit value for that day. When you make allocations to an Subaccount, either by Net Premium allocation, transfer of assets, transfer of Policy Debt loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Subaccount's unit value for the Valuation Day when we effect the allocation, transfer or repayment.


The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Subaccount, you transfer an amount from the Subaccount, you take a partial surrender from the Subaccount, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine unit value, after a Subaccount's operations begin, by multiplying the net investment factor for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), where:

  (a)  is the result of:

    (1)  the value of the assets at the end of the preceding Valuation Period;
         plus

    (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

  (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

Transfers

GENERAL

You may transfer assets among the Subaccounts and the Guarantee Account at any time. Transfer requests may be made in writing or in any other form acceptable to us.


A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts.

We may defer transfers under the same conditions that we may delay paying proceeds. See the "Requesting Payments" provision of this prospectus. Currently, there is no limit on the number of transfers among the Subaccounts and the Guarantee Account, but we reserve the right to limit the number of transfers to 12 each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. We may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.


We also reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.


Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;


  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period;


  (3) if necessary for the Policy to qualify as life insurance under the Code; or


  (4) if the transfer would adversely affect accumulation unit values. This may occur if the transfer would affect one percent or more of the relevant Fund's total assets.


We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision of this prospectus.)


When thinking about a transfer of assets, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund (the "Money Market Subaccount") or the Guarantee Account to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.


You may participate in the dollar-cost averaging program by completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Subaccount or the Guarantee Account to any Subaccount other than the Money Market Subaccount. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the "Allocating Premiums" provision for a description of when this occurs).


There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your premium among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing.

There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude certain Subaccounts from portfolio rebalancing. The Guarantee Account does not participate in portfolio rebalancing.


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits

As long as the Policy remains in force, we will pay the Death Benefit upon receipt by our Home Office of satisfactory proof of the Insured's death (last surviving Insured for a joint & last survivor policy). See the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit to the named Beneficiary(ies).


AMOUNT OF DEATH BENEFIT PAYABLE

The amount of Death Benefit payable equals:

  . the Death Benefit Proceeds determined under the Death Benefit option in effect on the date of death of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy;

  .  plus any supplemental Death Benefits provided by rider;

  .  minus any Policy Debt on that date; and

  . minus the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions in this prospectus.


The minimum Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy.

DEATH BENEFIT OPTIONS

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Code. At the time of application, you must choose either the Cash Value Accumulation Test or the Guideline Premium Test. Once chosen, the tax qualification test cannot be changed. For each tax qualification test, there are three Death Benefit options available under the Policy. The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit resulting from the chosen tax qualification test.


For any Death Benefit option, the calculation of the Minimum Death Benefit is shown in the Policy. The Minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

For an Insured under a single life Policy or either Insured under a joint and last survivor Policy where the Attained Age of the Insured is less than 100, the Death Benefit is set forth below.

  . Under Option A, the Death Benefit is the Specified Amount plus the Account Value.

  .  Under Option B, the Death Benefit is the Specified Amount.

  .  Under Option C, the Death Benefit is:

    .  the greater of Specified Amount; or

    .  the Specified Amount; plus

    . the sum of all premiums paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy; minus

    . any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); minus

    .  the charges for supplemental benefits, other than those specified in
       Section 7702(f)(5)(A) of the Code; minus

    .  all partial surrenders.

Under Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.


Under all options, we determine the Specified Amount and the Account Value on the Valuation Day of the death of the Insured under a single life Policy and of the Last Insured under a joint and last survivor Policy.


Under Death Benefit Option A, the Death Benefit Proceeds will vary directly with the investment performance of the portfolios. Under Death Benefit Option B, the Death Benefit Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount. Under Death Benefit Option C, the Death Benefit will vary directly with premium payments.


CHANGING THE DEATH BENEFIT OPTION

You select the Death Benefit option when you apply for the Policy. However, you may request a change to Option A or Option B on your Policy at any time by writing to our Home Office. Changes to Option C are not permitted. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death Benefit after the change equals the Death Benefit before the charge. A change in the Death Benefit option will affect the cost of insurance charges.

 CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. The maximum monthly charge that can be assessed for an increase in Specified Amount is $0.83 per $1,000 of increase in Specified Amount for the first 10 Policy Years after the increase. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See the "Monthly Deduction" and the "Cost of Insurance" provisions of this prospectus. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.


Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from the Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the assets that we refund from each Investment Option in the same proportion that the assets in that Investment Option bears to the total assets in all the Investment Options under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).


Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

An increase in the Specified Amount will increase the Continuation Amounts and may result in a surrender charge.

A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies under a single life Policy or the Last Insured dies under a joint and last survivor Policy. The Policy will terminate on the Valuation Day we receive your request at our Home Office. You will not be able to reinstate the Policy.


We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 10 Policy years. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision in this prospectus.


PARTIAL SURRENDERS

You may take partial surrenders if you elect Death Benefit Option A. If you elected Death Benefit Option B, you only may take partial surrenders after the first Policy year. The minimum partial surrender amount is $200.


We reserve the right to assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered, although we currently do not do so. See the "Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.


When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Options in which you are invested.


State law requires that we reserve the right to defer payments from the Guarantee Account and General Account for a withdrawal or surrender for up to six months from the date we receive your request for payment.


EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

A partial surrender will reduce both the Account Value and the Death Benefit Proceeds by the amount of the partial surrender.

Loans


GENERAL

You may borrow up to the following amount:

  . 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;


  .  less any outstanding Policy Debt.

The minimum Policy loan is $500. You may request Policy loans by writing to our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Option in which you have invested. We will pay interest at an annual rate of at least 4% on that collateral.


During the first 10 Policy years, we pay interest at an annual rate of 4.25% on collateral corresponding to Policy Debt and charge interest daily at an effective annual rate of 4.40% on outstanding Policy Debt. After the 10th Policy year, we pay interest at an annual rate of 4.00% on collateral and charge interest daily at an effective annual rate of 4.00% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge. Currently, for Policy years six through ten, we pay the same rate of interest on collateral and charge the same rate of interest on Policy Debt as we do after the 10th Policy year, however, we may, in our sole discretion, change this practice in the future.


Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

You may repay a loan at any time during an Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and the Guarantee Account and allocate the payment as you directed when you repay the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.


REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in force. We will treat any payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See the "Premiums" provision of this prospectus.


When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.


You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the Death Benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. We will credit interest at an annual rate of at least 4% on that collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.


There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See the "Tax Considerations" provision of this prospectus.


We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.


However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

GRACE PERIOD

If the Insured under a single life Policy or both Insureds under a joint and survivor Policy should die during the grace period before you pay the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. The Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Death Benefit Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit Proceeds, which we determine as of the Valuation Day of the Insured's death under a single life Policy or the last surviving Insured's death under a joint and last survivor Policy, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Death Benefit Proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus.


In most cases, when we pay Death Benefit payments in a lump sum, we will pay these proceeds either:

  (1) to your Designated Beneficiary(ies) directly in the form of a check; or

  (2) by establishing an interest bearing account called the "GE Secure Access Account" for the Designated Beneficiary(ies) in the amount of Death Proceeds payable.

When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payments payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Death Benefit Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit Proceeds by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

  . the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

  .  the SEC by order permits postponement of payment to protect our Policy
     Owners.

We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.


State law requires that we reserve the right to defer payments from the Guarantee Account and General Account for a partial surrender, surrender or payment of the Death Benefit for up to six months from the date we receive your request for payment.


TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Customer Service Center. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:


  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;


  . confirming the telephone transaction in writing to you or a third party you authorized; and/or


  .  tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call our Customer Service Line at 1-800-352-9910.

Tax Considerations

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.


This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance; the proceeds paid on the death of the Insured (or last surviving Insured for the joint and last survivor version of the Policy) are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured (or last Insured) is alive. The Policy is designed to comply with one of two alternative tests under the tax law. For Policies designed to comply with the tax law's Guideline Premium Test, this favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor version of the Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, we may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.


For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a Minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and survivor version of the Policy. As necessary to ensure compliance, we may need to amend this Policy, e.g., to generally provide higher Death Benefit Factors.

Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance:




  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and


  .  your right to choose particular investments for a Policy must be limited.

Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the

Separate Account, including the assets of the portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.


Although we do not control the investments of all of the portfolios (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


Restrictions on the extent to which you can direct the investment of assets. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.


The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of the Separate Account.


No guarantees regarding tax treatment. The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.


TAX TREATMENT OF POLICIES -- GENERAL

Death Benefit proceeds and Account Value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:


  . Death Benefit proceeds are excludable from the gross income of the Beneficiary;


  . you are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insured (or last surviving Insured) is alive;

  . the taxation of amounts distributed while the Insured(s) is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," is defined in the section entitled "Definition of a Modified Endowment Contract" located in the "Special Rules to Modified Endowment Contracts" provision of this prospectus.


Partial and full surrenders and maturity proceeds. A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.


Special rule for certain cash distributions in the first 15 Policy years. During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit Proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."


Considerations where Insured lives past Age 100. If the Insured survives (or last surviving Insured) beyond Age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit Proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond Age 100, we have no current plans to withhold or report taxes in this situation.


Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment is treated in the same manner as Death Benefit Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.

Loans. If your Policy is not a modified endowment contract, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes for periods when the interest crediting rate on collateral is the same as the loan interest rate. If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.


Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where Policies are held by or for the benefit of corporations, trusts, etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:


  .  a 20% owner of the entity; or

  . an officer, director, or employee of the trade or business, at the time first covered by the Policy.

This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an Owner who is a 20% owner of the entity and the Owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.


Optional Payment Plans. If Death Benefit Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Death Benefit Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Changes and exchanges. The right to change Owners and changes reducing future amounts of Death Benefit Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy when issued as a joint and last survivor Policy, the other life insurance contract involved in the exchange generally must also cover the same two Insureds. The exercise of the option to split the joint and last survivor version of the Policy into two separate life insurance contracts may result in the taxation of the Policy as if there were a full surrender.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS

Definition of a "modified endowment contract." Special rules apply to a Policy classified as a modified endowment contract. A Policy will be classified as a modified endowment contract if either of the following is true:


  . if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test;


  . if the Policy is received in exchange for another policy that is a modified endowment contract.


Due to the coverage of more than one Insured under the joint and last survivor version of the Policy, there are special considerations in applying the 7-pay test. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial surrender, may cause the Policy to be a modified endowment contract, resulting in the application of the tax treatment described below. Generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.


Tax treatment of modified endowment contracts. If a Policy is classified as a modified endowment contract, the following special rules apply:


  . a partial surrender will be taxable to you to the extent that your Account Value exceeds your investment in the Policy;


  . a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.


A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

  (1)  after you attain age 59 1/2;


  (2)  because you have become disabled, within the meaning of the tax law; or


  (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special rules if you own more than one modified endowment contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.


Interpretative issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.


INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.


We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax advisor.

Other Policy Information


OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments"):

  Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early.

  Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

  Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

  Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

  Plan 5 -- Joint Life And Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the "Tax Treatment of Policies" provision of this prospectus. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.


DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life version or the lifetimes of both Insureds under the joint and last survivor version, generally for two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary under the same conditions as the initial Specified Amount.

If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase.

The amount payable to the Beneficiary attributable to the increase will equal the monthly deductions for the increase.

If the last surviving Insured to die commits suicide while sane or insane more than two years after the Policy Date but within 2 years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary under the same conditions as the initial Specified Amount.


Please see your Policy for more details.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit Proceeds if you misstated an Insured's Age or gender in your application.


WRITTEN NOTICE

You should send any written notice to us at our Home Office at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured for a single life Policy or each Insured for a joint and last survivor Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.


TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary:


  . to assure compliance at all times with the definition of life insurance prescribed by the Code;


  . to make the Policy, our operations, or the operation of the Separate Account to conform with any law or regulation issued by any government agency to which they are subject; or


  . to reflect a change in the operation of the Separate Account, if allowed by the Policy.

Only the President or a Vice President of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.


REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:


  .  the Specified Amount;

  .  the Account Value;


  .  the value in each Investment Option;


  .  the Surrender Value;

  .  the Policy Debt; and

  .  the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Fund underlying a Subaccount to which you have allocated assets, as required by the Investment Company Act of 1940. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or take partial surrenders, you will receive a written confirmation of these transactions.


SUPPLEMENTAL BENEFITS

There are several supplemental benefits that may be added to a single life Policy, as well as a joint and last survivor Policy. These benefits may not be available in all states or markets.

All riders except the Death Benefit Enhancement Rider, the Four Year Term Rider and the Financial Accounting Rider may be added at the time the Policy is issued and after issue. The Death Benefit Enhancement Rider, the Financial Accounting Rider and the Four Year Term Rider may only be added at the time the Policy is issued. Riders (excluding the Death Benefit Enhancement Rider and the Financial Accounting Rider) may be canceled at any time by notifying us in writing at the Home Office.


We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described above except for the Accelerated Death Benefit and Split Option Benefit. There is no charge for the Accelerated Death Benefit Rider, the Financial Accounting Rider or Policy Split Option Rider. See the "Charges and Deductions, Monthly Deduction" provision of this prospectus.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized representative of the Company for further information and individual illustrations or contact our Home Office at the address or telephone number listed on page 1 of this prospectus.


Riders Available on Single Life Policies Only:

Additional Insured Rider. An additional Insured can be added with this term insurance rider. The rider is available to the same issue ages and risk classes as the base Insured. The minimum amount of insurance is $10,000 and the maximum is the Specified Amount on the base Policy (excluding the Death Benefit Enhancement rider amount). This rider also contains a conversion option that expires on the Policy anniversary nearest the additional Insured's 70th birthday. The cost of this rider is the same as the Cost of Insurance on a current and guaranteed basis, based on the additional Insured's age, underwriting class and gender.

Children's Insurance Rider. This rider provides available insurance coverage for each child of the Insured. The minimum amount of insurance coverage is $2000; the maximum amount is $10,000. There is a conversion privilege at policy anniversary nearest 25th birthday or when Policy ends, if earlier. If the Insured dies while the Policy is in effect, each child that is covered under this rider will receive a paid-up Policy for the rider amount of insurance. The current and maximum monthly rate for this rider is $0.50 per $1000 of rider insurance coverage.


Waiver of Monthly Deduction Rider. In the event of total disability, this rider will provide the payments of premiums to the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of premium benefit equals the maximum monthly deduction continuation amount. Coverage under this rider ends on the Policy anniversary nearest Insured's age 65 unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 38.24% of the total monthly Cost of Insurance charges, including rider cost of insurance.


Accidental Death Benefit. This rider provides an additional Death Benefit should the Insured's death occur as a result of an accident (as defined by the rider). The amount is paid in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum annual charge is $2.24 per $1,000 of Specified Amount but ends at attained age 70.

Riders Available on Joint Life Policies Only:

Four Year Term Rider. This rider provides term insurance coverage on the Insured that dies last. The four year term rider will use the same current and guaranteed Cost of Insurance rates that are used on the base Policy.

Policy Split Option Rider. This rider allows the Owner to split a Policy into two individual Policies in the event of a divorce or a substantial change in estate tax law. The maximum Death Benefit available on either insured is equal to one-half of the base Policy Specified Amount. There is no charge for this rider, but evidence of insurability is required when the split is requested.

Riders Available on Both Single and Joint Life Policies:

Death Benefit Enhancement Rider. This rider provides additional insurance on the Insured(s). The additional benefit is payable on the death of the Insured (second Insured for a joint life policy.) The cost of Insurance charge for this rider is the same as the Cost of Insurance rates on the base coverage. There is also a monthly Expense Charge per $1,000 of coverage and any additional increase in coverage.


Financial Accounting Rider. This rider adjusts the Surrender Charge in the early years of the Policy. It does not provide for enhanced value for partial surrenders or loans. In order to add this rider, the policy must meet minimum premium requirements.


Accelerated Benefit Rider. You may elect an Accelerated Benefit if the Insured is terminally ill. There is no charge for the election of this rider. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.

For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

  .  which has been diagnosed by a licensed physician;

  . the diagnosis of which is supported by clinical, radiological, laboratory or other evidence that is satisfactory to us; and

  . which a licensed physician certifies is expected to result in death within 12 months from the date of the certification.

Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

The Accelerated Benefit will equal (a) minus (b) minus (c) minus (d), where:

  (a)  is the Eligible Proceeds;

  (b) is the discount for early payment of a Death Benefit. The discount will be based on the annual interest rate charged for Non-Preferred Policy Loans;

  (c) is the product of (1) the ratio of Eligible Proceeds to Total Proceeds, and (2) any Policy Debt; and

  (d)  is an administrative charge not to exceed $250.

Eligible Proceeds are the lesser of (a) and (b), where:

  (a)  is 75% of the Total Proceeds; and

  (b)  is $250,000 for all the Insured's policies in force with us.

Total Proceeds include the Policy's Death Benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim and any term insurance on the Insured (or in the case of joint and last survivor term insurance on the Insured (or in the case of joint and last survivor policies the surviving Insured) added by rider. Any such rider must have at least two years of the term remaining as measured from the date we receive proof of terminal illness.

The Accelerated Benefit will be paid in one lump sum.

If the amount of Eligible Proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

If the amount of Eligible Proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.


USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on the appropriate form if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS



We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.


On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.


Capital Brokerage Corporation, the underwriter, is not engaged in any litigation of any material nature.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("CBC") for the distribution and sale of the Policies. Pursuant to this agreement, the Underwriter serves as principal underwriter for the Policies. CBC is located at 6630 W. Broad St., Richmond, Virginia 23230. CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.


CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay sales commissions and other marketing related expenses to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 90% of the first year target premium (based on Age, gender, Specified Amount, risk class and other factors). In renewal years, the selling firm receives up to approximately 4.0% of premiums paid. We may pay trails commissions up to an annual rate of 0.25% of Account Value, less any Policy Debt for all Policy years. This commission may be returned to us if the Policy is not continued through the first Policy year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by the Underwriter's registered representatives, a portion of the sales commission is passed through the Underwriter to its registered representative who sold the Policy. Because the Underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.


CBC also receives 12b-1 fees from Alliance Variable Products Series Fund, Inc., Fidelity Variable Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and Van Kampen Life Investment Trust.

In the case of sales by selling firms, the CBC passes through the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.


We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value.


LEGAL MATTERS



Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President, Associate General Counsel and Assistant Secretary of the Company.


EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account II, as of December 31, 2001 and for each of the years or lesser periods in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.


ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of the Company and its subsidiary included in this prospectus from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.


The Separate Account financial statements included in this prospectus have several Subaccounts that are not available to this Policy. In addition, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II were added to the Separate Account effective May 1, 2002, therefore, no financial information is available for these portfolios as of the date of this prospectus.


EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.


         Name                          Positions and Offices with Depositor for Last Five Years
----------------------------------------------------------------------------------------------------------------
 Pamela S. Schutz     Director and President, GE Life and Annuity Life Assurance Company since May 1998; Chief
                      Executive Officer, GE Life and Annuity Assurance Company since June 2000; President, The
                      Harvest Life Insurance Company May 1997- November 1998; President, GE Capital Commercial
                      Real Estate (an affiliate) May 1994-November 1998.

 Thomas M. Stinson(1) Director and Senior Vice President, GE Life and Annuity Assurance Company since April
                      2000; President, Personal Financial Services of GE Life and Annuity Assurance Company
                      since 1998; General Manager of Home Depot Credit Services Account, GE Card Services (an
                      affiliate) 1993-1998.

 Elliot A. Rosenthal  Director, GE Life and Annuity Assurance Company since June 2000; Senior Vice President of
                      GE Life and Annuity Assurance Company since 1996.

 Leon E. Roday(2)     Director, GE Life and Annuity Assurance Company since June 1999; Senior Vice President, GE
                      Life and Annuity Assurance Company since May 1998; Director, Senior Vice President,
                      General Counsel and Secretary, GE Financial Assurance Holdings, Inc. (an affiliate) since
                      1996.

 Geoffrey S. Stiff    Director, GE Life and Annuity Assurance Company since May 1996; Senior Vice President, GE
                      Life and Annuity Assurance Company since March 1999; Vice President, GE Life and Annuity
                      Assurance Company May 1996-March 1999; Director and Chief
                      Executive Officer of General Electric Capital Assurance Company (an affiliate) since 1996.

 Kelly L. Groh        Senior Vice President and Chief Financial Officer of GE Life and Annuity Assurance Company
                      since January, 2002; Vice President and Controller of Wealth Management Income, GE Life
                      and Annuity Assurance Company since July 2000; Vice President, Controller and Sr.
                      Financial Analyst, Financial Service of GE Life and Annuity Assurance Company since March
                      1996.

 Susan M. Mann        Vice President and Controller, GE Life and Annuity Assurance Company since April 2001;
                      Vice President and Controller, AMF Bowling, Inc. July 1998-December 2000; Chief Financial
                      Officer, World Access, Inc. (provider of travel insurance, assistance and financial market enhancement related products and services) April 1991-July 1998.

 Gary T. Prizzia(2)   Treasurer, GE Life and Annuity Assurance Company since January 2000; Assistant Treasurer
                      GE Financial Assurance Holdings, Inc. (an affiliate) since January 2000; Treasurer/Risk
                      Manager, Budapest Bank, October 1996-January 2000.

 Paul A. Haley        Senior Vice President and Chief Actuary, GE Life and Annuity Assurance Company since
                      January 2, 2002; Vice President Product Development, GE Life and Annuity Assurance Company
                      from October 1999-December 2001; Vice President and Chief Actuary, Colonial Life &
                      Accident Insurance Company, August 1997- July 1999.
----------------------------------------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

  (1) The principal business address is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.


  (2) The principal business address is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.



Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.

EXECUTIVE OFFICERS AND DIRECTORS OF CAPITAL BROKERAGE CORPORATION


                            Positions and Offices with Depositor for Last Five
           Name                                    Years
-------------------------------------------------------------------------------
 Christopher A. Cokinis(1) President and Chief Executive Officer, Capital
                           Brokerage Corporation since August 2000; Chief
                           Compliance Officer, May 2001-December 2001;
                           Assistant Vice President, American United Life
                           Insurance Co., Vice President AUL Equity Sales
                           Corp., September 1997-August 2000; Director of
                           Compliance, Lincoln National Life Insurance Co. May
                           1995-September 1997

 Thomas W. Casey(3)        Senior Vice President and a member of the Board of
                           Directors of GE Group Life Assurance Company, Senior
                           Vice President of GE Group Administrators, Inc.
                           Affiant holds a similar position in various
                           companies with the GE Financial Assurance Holdings,
                           Inc. ("GEFA") holding company system; Mr. Casey also
                           holds an officer position with GE Capital
                           Corporation, GEFA's parent company; and with General
                           Electric Company as a Senior Vice President and
                           Chief Financial Officer to GE Financial Assurance,
                           Richmond, Virginia since 1994;

 Victor C. Moses(2)        Senior Vice President of General Electric Capital
                           Assurance Company and Capital Brokerage Corporation
                           since September 1991

 Geoffrey S. Stiff         President and Chief Executive Officer of General
                           Electric Capital Assurance Company; Senior Vice
                           President, Capital Brokerage Corporation since May
                           1993; Mr. Stiff holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. ("GEFA") since 1993.

 Ward E. Bobitz(3)         Vice President and Assistant Secretary, Capital
                           Brokerage Corporation, April 1999; Mr. Bobitz is
                           currently a Vice President and Assistant Secretary
                           of GE Life and Annuity Assurance Company. Mr. Bobitz
                           holds similar positions in other companies with the
                           GE Financial Assurance Holdings, Inc. since 1997.

 Joan H. Cleveland(4)      Vice President, Capital Brokerage Corporation since
                           March 2001; Vice President, GEFA Lynchburg since
                           July 2000;

 Brenda Daglish(5)         Vice President, Capital Brokerage Corporation since
                           February 2000; and Assistant Treasurer, Capital
                           Brokerage Corporation since September 1994; Ms.
                           Daglish is currently a Vice President and Assistant
                           Treasurer of Phoenix Group Services, Inc.
                           Ms. Daglish holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. since 1994.

                           Positions and Offices with Depositor for Last Five
          Name                                    Years
-------------------------------------------------------------------------------
 William E. Daner        Vice President, Counsel and Secretary, Capital
                         Brokerage Corporation since September 1999; Vice
                         President and Counsel for The Life Insurance Company
                         of Virginia October 1998-December 1998; Second Vice
                         President and Counsel, 1997-1998;

 Richard G. Fucci(5)     Vice President, Capital Brokerage Corporation since
                         January 2001; Vice President and Controller since July
                         1999. Affiant joined GE Financial Assurance group
                         companies in 1998.

 Gary T. Prizzia(3)      Treasurer, Signature Agency, Inc., Capital Brokerage
                         Corporation since January 2000. Mr. Prizzia holds a
                         similar position in various companies within the GE
                         Financial Assurance Holdings, Inc.

 Edward J. Wiles, Jr.(6) Senior Vice President and Chief Compliance Officer,
                         Capital Brokerage Corporation since December 2001. Mr.
                         Wiles holds similar positions in other companies within the GE Financial Assurance Holdings, Inc. since
                         1989.

 Kelly L. Groh           Chief Financial Officer and Controller, Capital
                         Brokerage Corporation. Ms. Groh holds a similar
                         position in various companies within the GE Financial
                         Assurance Holdings, Inc. since March 1996.


The principal business address of each person listed, unless otherwise indicated, is 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is 6630 West Broad Street, Richmond, VA 23230.


  (2) The principal business address is 601 Union Street, Suite 1300, Seattle, WA 98101.


  (3) The principal business address is 6620 West Broad Street, Richmond, VA 23230.


  (4)  The principal business address is 700 Main Street, Lynchburg, VA 24505.


  (5) The principal business address is 6604 West Broad Street, Richmond, VA 23230.


  (6) The principal business address is 777 Long Ridge Rd., Bldg. B, Stamford, CT 06840.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


HYPOTHETICAL ILLUSTRATIONS

We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Account values and benefits will be different from these illustrations.


The illustrations assume you paid planned premiums annually and the returns on the assets in the Subaccounts were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all standard Policy and Fund fees and charges. However, the values do not reflect any fees and charges associated with the rider options. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an arithmetic average annual expense ratio of 0.94% of the average daily net assets of the portfolios available under the Policies, based on the portfolios' fees and expenses for the year ended December 31, 2001 as shown in the Portfolio Annual Expense Table, shown previously in the prospectus. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the portfolios. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on portfolio fees and expenses, see the prospectuses for the portfolios accompanying this prospectus. The illustrations also take into account the monthly charge we assess for assuming mortality and expense risks, equal to an annual rate of 0.40% of the first $50,000 of unloaned assets in the Subaccounts (0.40% of the first $100,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy) plus an annual rate of

0.05% of unloaned assets in the Subaccounts above $50,000 (0.05% of the first $100,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy) for the first 20 Policy years. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -.94%, 5.06%, and 11.06% respectively.


The illustrations reflect the premium charge and the monthly deduction for the hypothetical Insured. We reflect our current charges and the higher maximum guaranteed charges that we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no Policy Debt or charges for supplemental benefits.


The illustrations reflect our gender distinct rates for no nicotine use. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.

Flexible Premium Variable Life Insurance


Male Issue Age 45              Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk             Initial Premium and Planned
Death Benefit Option -- Level  Premium (Payable Annually) (1)         $4,750



                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
  of       At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
   1        4,988         0    2,152 250,000       0    2,344 250,000        0    2,538 250,000
   2       10,224       952    4,217 250,000   1,473    4,738 250,000    2,020    5,285 250,000
   3       15,723     2,927    6,192 250,000   3,915    7,180 250,000    4,995    8,260 250,000
   4       21,497     4,809    8,074 250,000   6,404    9,669 250,000    8,221   11,486 250,000
   5       27,559     6,590    9,855 250,000   8,933   12,198 250,000   11,717   14,982 250,000
   6       33,925     8,920   11,532 250,000  12,157   14,769 250,000   16,165   18,777 250,000
   7       40,608    11,134   13,093 250,000  15,407   17,366 250,000   20,930   22,889 250,000
   8       47,626    13,215   14,521 250,000  18,673   19,979 250,000   26,035   27,341 250,000
   9       54,995    15,154   15,807 250,000  21,942   22,595 250,000   31,510   32,163 250,000
  10       62,732    16,930   16,930 250,000  25,199   25,199 250,000   37,382   37,382 250,000
  15      107,623    25,882   25,882 250,000  44,815   44,815 250,000   79,642   79,642 250,000
  20      164,916    27,981   27,981 250,000  64,041   64,041 250,000  148,801  148,801 250,000
  25      238,039    18,122   18,122 250,000  79,764   79,764 250,000  270,004  270,004 313,204
  30      331,364       *       *       *     85,177   85,177 250,000  473,906  473,906 507,080
  35      450,473       *       *       *     60,941   60,941 250,000  814,844  814,844 855,586
-----------------------------------------------------------------------------------------------


  * Premium in addition to the planned premium is required to keep the Policy in effect.


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance


Male Issue Age 45              Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk             Initial Premium and Planned
Death Benefit Option -- Level  Premium (Payable Annually) (1)         $4,750



                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Current       Return with Current         Return with Current
  End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          4,988         0    2,928 250,000        0    3,148 250,000       104     3,369   250,000
  2         10,224     2,503    5,768 250,000    3,128    6,393 250,000     3,781     7,046   250,000
  3         15,723     5,261    8,526 250,000    6,478    9,743 250,000     7,801    11,066   250,000
  4         21,497     7,945   11,210 250,000    9,946   13,211 250,000    12,212    15,477   250,000
  5         27,559    10,582   13,847 250,000   13,565   16,830 250,000    17,082    20,347   250,000
  6         33,925    13,811   16,423 250,000   17,981   20,593 250,000    23,101    25,713   250,000
  7         40,608    16,970   18,929 250,000   22,538   24,497 250,000    29,659    31,618   250,000
  8         47,626    20,045   21,351 250,000   27,228   28,534 250,000    36,800    38,106   250,000
  9         54,995    23,044   23,697 250,000   32,066   32,719 250,000    44,598    45,251   250,000
 10         62,732    25,935   25,935 250,000   37,027   37,027 250,000    53,099    53,099   250,000
 15        107,623    41,226   41,226 250,000   67,510   67,510 250,000   114,596   114,596   250,000
 20        164,916    53,600   53,600 250,000  105,043  105,043 250,000   219,004   219,004   267,185
 25        238,039    62,896   62,896 250,000  152,745  152,745 250,000   396,293   396,293   459,700
 30        331,364    65,806   65,806 250,000  214,211  214,211 250,000   693,242   693,242   741,769
 35        450,473    59,721   59,721 250,000  296,684  296,684 311,518 1,193,527 1,193,527 1,253,204
-----------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.




Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance


Male Issue Age 45          Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk         Initial Premium and Planned
Death Benefit Option --
  Increasing               Premium (Payable Annually) (1)        $13,000



                      0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                      Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums      Return with Maximum       Return with Maximum         Return with Maximum
  End    Accumulated       Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------- ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash    Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
------------------------------------------------------------------------------------------------------
  1          13,650     6,406    9,671 259,671    7,054   10,319 260,319     7,702    10,967   260,967
  2          27,983    15,881   19,146 269,146   17,782   21,047 271,047    19,763    23,028   273,028
  3          43,032    25,158   28,423 278,423   28,934   32,199 282,199    33,027    36,292   286,292
  4          58,833    34,234   37,499 287,499   40,524   43,789 293,789    47,619    50,884   300,884
  5          75,425    43,102   46,367 296,367   52,584   55,849 305,849    63,721    66,986   316,986
  6          92,846    52,436   55,048 305,048   65,805   68,417 318,417    82,150    84,762   334,762
  7         111,138    61,576   63,535 313,535   79,543   81,502 331,502   102,420   104,379   354,379
  8         130,345    70,504   71,810 321,810   93,806   95,112 345,112   124,713   126,019   376,019
  9         150,513    79,208   79,861 329,861  108,603  109,256 359,256   149,237   149,890   399,890
 10         171,688    87,669   87,669 337,669  123,939  123,939 373,939   176,214   176,214   426,214
 15         294,547   128,655  128,655 378,655  212,906  212,906 462,906   362,751   362,751   612,751
 20         451,350   160,189  160,189 410,189  317,946  317,946 567,946   667,395   667,395   917,395
 25         651,475   177,546  177,546 427,546  438,145  438,145 688,145 1,166,710 1,166,710 1,416,710
 30         906,890   172,301  172,301 422,301  567,126  567,126 817,126 1,982,523 1,982,523 2,232,523
 35       1,232,872   130,096  130,096 380,096  689,725  689,725 939,725 3,314,143 3,314,143 3,564,143
------------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance


Male Issue Age 45          Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk         Initial Premium and Planned
Death Benefit Option --
  Increasing               Premium (Payable Annually) (1)        $13,000



                     0% Assumed Hypothetical    6% Assumed Hypothetical     12% Assumed Hypothetical
                     Gross Annual Investment    Gross Annual Investment      Gross Annual Investment
         Premiums      Return with Current        Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)            Charges (2)(3)               Charges (2)(3)
  of       At 5%    ------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender  Cash    Death  Surrender  Cash     Death   Surrender   Cash      Death
 Year    Per Year     Value    Value  Benefit   Value    Value   Benefit    Value     Value    Benefit
-------------------------------------------------------------------------------------------------------
   1        13,650     7,392   10,657 260,657    8,081   11,346   261,346     8,770    12,035   262,035
   2        27,983    17,856   21,121 271,121   19,900   23,165   273,165    22,028    25,293   275,293
   3        43,032    28,130   31,395 281,395   32,216   35,481   285,481    36,641    39,906   289,906
   4        58,833    38,224   41,489 291,489   45,060   48,325   298,325    52,774    56,039   306,039
   5        75,425    48,177   51,442 301,442   58,523   61,788   311,788    70,666    73,931   323,931
   6        92,846    58,653   61,265 311,265   73,282   75,894   325,894    91,146    93,758   343,758
   7       111,138    68,989   70,948 320,948   88,702   90,661   340,661   113,762   115,721   365,721
   8       130,345    79,167   80,473 330,473  104,798  106,104   356,104   138,730   140,036   390,036
   9       150,513    89,199   89,852 339,852  121,613  122,266   372,266   166,318   166,971   416,971
  10       171,688    99,045   99,045 349,045  139,142  139,142   389,142   196,771   196,771   446,771
  15       294,547   147,828  147,828 397,828  242,019  242,019   492,019   408,651   408,651   658,651
  20       451,350   191,443  191,443 441,443  370,093  370,093   620,093   761,955   761,955 1,011,955
  25       651,475   229,607  229,607 479,607  530,492  530,492   780,492 1,355,807 1,355,807 1,605,807
  30       906,890   257,480  257,480 507,480  726,042  726,042   976,042 2,348,270 2,348,270 2,598,270
  35     1,232,872   272,235  272,235 522,235  962,862  962,862 1,212,862 4,010,490 4,010,490 4,260,490
-------------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45               Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk              Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                     Premium (Payable Annually) (1)         $4,750


                     0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                     Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
          Premiums     Return with Maximum      Return with Maximum       Return with Maximum
  End    Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
   of       At 5%    ------------------------ ------------------------ -------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
  Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
------------------------------------------------------------------------------------------------
  1          4,988         0    2,137 254,750       0    2,328 254,750        0    2,521 254,750
  2         10,224       903    4,168 259,500   1,421    4,686 259,500    1,965    5,230 259,500
  3         15,723     2,823    6,088 264,250   3,804    7,069 264,250    4,876    8,141 264,250
  4         21,497     4,627    7,892 269,000   6,205    9,470 269,000    8,004   11,269 269,000
  5         27,559     6,302    9,567 273,750   8,614   11,879 273,750   11,363   14,628 273,750
  6         33,925     8,496   11,108 278,500  11,677   14,289 278,500   15,622   18,234 278,500
  7         40,608    10,536   12,495 283,250  14,720   16,679 283,250   20,138   22,097 283,250
  8         47,626    12,400   13,706 288,000  17,720   19,026 288,000   24,918   26,224 288,000
  9         54,995    14,070   14,723 292,750  20,656   21,309 292,750   29,975   30,628 292,750
 10         62,732    15,518   15,518 297,500  23,497   23,497 297,500   35,315   35,315 297,500
 15        107,623    21,514   21,514 321,250  39,170   39,170 321,250   72,099   72,099 321,250
 20        164,916    16,719   16,719 345,000  48,416   48,416 345,000  126,018  126,018 345,000
 25        238,039       *       *       *     39,603   39,603 368,750  208,312  208,312 368,750
 30        331,364       *       *       *        *       *       *     349,007  349,007 392,500
 35        450,473       *       *       *        *       *       *     606,762  606,762 637,100
------------------------------------------------------------------------------------------------


 * Premium in addition to the planned premium is required to keep the Policy in effect.


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45               Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk              Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                     Premium (Payable Annually) (1)         $4,750


                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
 1          4,988         0    2,924 254,750        0    3,144 254,750       100     3,365   254,750
 2         10,224     2,489    5,754 259,500    3,113    6,378 259,500     3,765     7,030   259,500
 3         15,723     5,229    8,494 264,250    6,443    9,708 264,250     7,765    11,030   264,250
 4         21,497     7,886   11,151 269,000    9,882   13,147 269,000    12,143    15,408   269,000
 5         27,559    10,487   13,752 273,750   13,460   16,725 273,750    16,967    20,232   273,750
 6         33,925    13,671   16,283 278,500   17,823   20,435 278,500    22,923    25,535   278,500
 7         40,608    16,772   18,731 283,250   22,311   24,270 283,250    29,398    31,357   283,250
 8         47,626    19,770   21,076 288,000   26,908   28,214 288,000    36,427    37,733   288,000
 9         54,995    22,676   23,329 292,750   31,631   32,284 292,750    44,082    44,735   292,750
10         62,732    25,446   25,446 297,500   36,442   36,442 297,500    52,392    52,392   297,500
15        107,623    39,438   39,438 321,250   65,241   65,241 321,250   111,660   111,660   321,250
20        164,916    49,059   49,059 345,000   98,819   98,819 345,000   210,221   210,221   345,000
25        238,039    53,025   53,025 368,750  138,278  138,278 368,750   379,579   379,579   440,311
30        331,364    44,223   44,223 392,500  181,032  181,032 392,500   665,242   665,242   711,809
35        450,473    16,914   16,914 392,500  229,034  229,034 392,500 1,146,509 1,146,509 1,203,834
----------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance


Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Level     Premium (Payable Annually) (1)         $4,750



                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Maximum       Return with Maximum         Return with Maximum
  End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          4,988         0    2,841 500,000       90    3,055 500,000       305     3,270   500,000
  2         10,224     2,667    5,632 500,000    3,275    6,240 500,000     3,910     6,875   500,000
  3         15,723     5,408    8,373 500,000    6,594    9,559 500,000     7,883    10,848   500,000
  4         21,497     8,097   11,062 500,000   10,051   13,016 500,000    12,262    15,227   500,000
  5         27,559    10,731   13,696 500,000   13,649   16,614 500,000    17,086    20,051   500,000
  6         33,925    13,902   16,272 500,000   17,986   20,356 500,000    22,994    25,364   500,000
  7         40,608    17,006   18,786 500,000   22,464   24,244 500,000    29,433    31,213   500,000
  8         47,626    20,048   21,233 500,000   27,094   28,279 500,000    36,465    37,650   500,000
  9         54,995    23,013   23,608 500,000   31,865   32,460 500,000    44,135    44,730   500,000
 10         62,732    25,902   25,902 500,000   36,788   36,788 500,000    52,515    52,515   500,000
 15        107,623    42,534   42,534 500,000   68,290   68,290 500,000   113,697   113,697   500,000
 20        164,916    54,782   54,782 500,000  104,496  104,496 500,000   213,521   213,521   500,000
 25        238,039    58,044   58,044 500,000  143,007  143,007 500,000   379,420   379,420   500,000
 30        331,364    41,835   41,835 500,000  177,196  177,196 500,000   662,408   662,408   708,776
 35        450,473       *       *       *     186,951  186,951 500,000 1,136,718 1,136,718 1,193,554
-----------------------------------------------------------------------------------------------------


 * Premium in addition to the planned premium is required to keep the Policy in effect.


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance


Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Level     Premium (Payable Annually) (1)         $4,750



                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Current       Return with Current         Return with Current
  End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          4,988        57    3,022 500,000      280    3,245 500,000       504     3,469   500,000
  2         10,224     3,038    6,003 500,000    3,675    6,640 500,000     4,341     7,306   500,000
  3         15,723     5,978    8,943 500,000    7,227   10,192 500,000     8,584    11,549   500,000
  4         21,497     8,876   11,841 500,000   10,941   13,906 500,000    13,276    16,241   500,000
  5         27,559    11,734   14,699 500,000   14,825   17,790 500,000    18,463    21,428   500,000
  6         33,925    15,147   17,517 500,000   19,483   21,853 500,000    24,793    27,163   500,000
  7         40,608    18,513   20,293 500,000   24,320   26,100 500,000    31,724    33,504   500,000
  8         47,626    21,843   23,028 500,000   29,355   30,540 500,000    39,329    40,514   500,000
  9         54,995    25,126   25,721 500,000   34,586   35,181 500,000    47,668    48,263   500,000
 10         62,732    28,370   28,370 500,000   40,030   40,030 500,000    56,827    56,827   500,000
 15        107,623    47,561   47,561 500,000   75,411   75,411 500,000   124,255   124,255   500,000
 20        164,916    64,931   64,931 500,000  119,312  119,312 500,000   237,042   237,042   500,000
 25        238,039    79,985   79,985 500,000  174,329  174,329 500,000   427,623   427,623   500,000
 30        331,364    90,945   90,945 500,000  242,549  242,549 500,000   749,767   749,767   802,250
 35        450,473    94,371   94,371 500,000  326,843  326,843 500,000 1,293,188 1,293,188 1,357,847
-----------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance


Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option --
  Increasing                      Premium (Payable Annually) (1)        $13,000



                      0% Assumed Hypothetical    6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment    Gross Annual Investment      Gross Annual Investment
          Premiums      Return with Maximum        Return with Maximum          Return with Maximum
  End    Accumulated       Charges (2)(3)            Charges (2)(3)               Charges (2)(3)
   of       At 5%    ------------------------- --------------------------- -----------------------------
 Policy   Interest   Surrender  Cash    Death  Surrender  Cash     Death   Surrender   Cash      Death
  Year    Per Year     Value    Value  Benefit   Value    Value   Benefit    Value     Value    Benefit
--------------------------------------------------------------------------------------------------------
  1          13,650     7,405   10,370 510,370    8,075   11,040   511,040     8,746    11,711   511,711
  2          27,983    17,625   20,590 520,590   19,616   22,581   522,581    21,689    24,654   524,654
  3          43,032    27,696   30,661 530,661   31,679   34,644   534,644    35,991    38,956   538,956
  4          58,833    37,615   40,580 540,580   44,284   47,249   547,249    51,794    54,759   554,759
  5          75,425    47,382   50,347 550,347   57,454   60,419   560,419    69,254    72,219   572,219
  6          92,846    57,590   59,960 559,960   71,806   74,175   574,175    89,137    91,507   591,507
  7         111,138    67,636   69,416 569,416   86,761   88,541   588,541   111,061   112,841   612,841
  8         130,345    77,525   78,710 578,710  102,358  103,543   603,543   135,300   136,485   636,485
  9         150,513    87,242   87,837 587,837  118,657  119,252   619,252   162,090   162,685   662,685
 10         171,688    96,790   96,790 596,790  135,694  135,694   635,694   191,712   191,712   691,712
 15         294,547   145,764  145,764 645,764  237,629  237,629   737,629   400,047   400,047   900,047
 20         451,350   188,571  188,571 688,571  363,460  363,460   863,460   746,275   746,275 1,246,275
 25         651,475   220,105  220,105 720,105  514,283  514,283 1,014,283 1,320,484 1,320,484 1,820,484
 30         906,890   228,682  228,682 728,682  682,887  682,887 1,182,887 2,263,125 2,263,125 2,763,125
 35       1,232,872   186,420  186,420 686,420  841,240  841,240 1,341,240 3,791,458 3,791,458 4,291,458
--------------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance


Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option --
  Increasing                      Premium (Payable Annually) (1)        $13,000



                      0% Assumed Hypothetical     6% Assumed Hypothetical      12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment       Gross Annual Investment
          Premiums      Return with Current         Return with Current           Return with Current
  End    Accumulated       Charges (2)(3)             Charges (2)(3)                Charges (2)(3)
   of       At 5%    ------------------------- ----------------------------- -----------------------------
 Policy   Interest   Surrender  Cash    Death  Surrender   Cash      Death   Surrender   Cash      Death
  Year    Per Year     Value    Value  Benefit   Value     Value    Benefit    Value     Value    Benefit
----------------------------------------------------------------------------------------------------------
  1          13,650     7,790   10,755 510,755     8,482    11,447   511,447     9,174    12,139   512,139
  2          27,983    18,401   21,366 521,366    20,459    23,424   523,424    22,601    25,566   525,566
  3          43,032    28,868   31,833 531,833    32,990    35,955   535,955    37,452    40,417   540,417
  4          58,833    39,194   42,159 542,159    46,101    49,066   549,066    53,878    56,843   556,843
  5          75,425    49,380   52,345 552,345    59,818    62,783   562,783    72,046    75,011   575,011
  6          92,846    60,022   62,392 562,392    74,765    77,135   577,135    92,734    95,104   595,104
  7         111,138    70,522   72,302 572,302    90,369    92,149   592,149   115,591   117,371   617,371
  8         130,345    80,890   82,075 582,075   106,691   107,876   607,876   140,899   142,084   642,084
  9         150,513    91,116   91,711 591,711   123,790   124,385   624,385   168,915   169,510   669,510
 10         171,688   101,220  101,220 601,220   141,712   141,712   641,712   199,945   199,945   699,945
 15         294,547   153,870  153,870 653,870   249,840   249,840   749,840   419,181   419,181   919,181
 20         451,350   203,295  203,295 703,295   387,122   387,122   887,122   787,803   787,803 1,287,803
 25         651,475   249,198  249,198 749,198   561,805   561,805 1,061,805 1,410,334 1,410,334 1,910,334
 30         906,890   289,086  289,086 789,086   780,958   780,958 1,280,958 2,457,182 2,457,182 2,957,182
 35       1,232,872   318,516  318,516 818,516 1,051,668 1,051,668 1,551,668 4,215,019 4,215,019 4,715,019
----------------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.




The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                       Premium (Payable Annually) (1)         $4,750


                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Maximum       Return with Maximum         Return with Maximum
  End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          4,988         0    2,841 504,750       90    3,055 504,750       305     3,270   504,750
  2         10,224     2,667    5,632 509,500    3,274    6,239 509,500     3,909     6,874   509,500
  3         15,723     5,407    8,372 514,250    6,593    9,558 514,250     7,882    10,847   514,250
  4         21,497     8,094   11,059 519,000   10,048   13,013 519,000    12,259    15,224   519,000
  5         27,559    10,725   13,690 523,750   13,642   16,607 523,750    17,079    20,044   523,750
  6         33,925    13,890   16,260 528,500   17,974   20,344 528,500    22,981    25,351   528,500
  7         40,608    16,987   18,767 533,250   22,443   24,223 533,250    29,410    31,190   533,250
  8         47,626    20,018   21,203 538,000   27,060   28,245 538,000    36,427    37,612   538,000
  9         54,995    22,966   23,561 542,750   31,812   32,407 542,750    44,075    44,670   542,750
 10         62,732    25,832   25,832 547,500   36,708   36,708 547,500    52,424    52,424   547,500
 15        107,623    42,163   42,163 571,250   67,845   67,845 571,250   113,155   113,155   571,250
 20        164,916    53,347   53,347 595,000  102,699  102,699 595,000   211,199   211,199   595,000
 25        238,039    53,148   53,148 618,750  136,612  136,612 618,750   370,804   370,804   618,750
 30        331,364    26,572   26,572 642,500  156,519  156,519 642,500   640,534   640,534   685,372
 35        450,473       *       *       *     123,917  123,917 642,500 1,100,069 1,100,069 1,155,072
-----------------------------------------------------------------------------------------------------


 * Premium in addition to the planned premium is required to keep the Policy in effect.


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                       Premium (Payable Annually) (1)         $4,750


                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Current       Return with Current         Return with Current
  End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
   of       At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          4,988        57    3,022 504,750      280    3,245 504,750       504     3,469   504,750
  2         10,224     3,038    6,003 509,500    3,675    6,640 509,500     4,341     7,306   509,500
  3         15,723     5,978    8,943 514,250    7,227   10,192 514,250     8,584    11,549   514,250
  4         21,497     8,876   11,841 519,000   10,941   13,906 519,000    13,275    16,240   519,000
  5         27,559    11,734   14,699 523,750   14,825   17,790 523,750    18,462    21,427   523,750
  6         33,925    15,145   17,515 528,500   19,481   21,851 528,500    24,792    27,162   528,500
  7         40,608    18,511   20,291 533,250   24,318   26,098 533,250    31,722    33,502   533,250
  8         47,626    21,840   23,025 538,000   29,352   30,537 538,000    39,325    40,510   538,000
  9         54,995    25,121   25,716 542,750   34,580   35,175 542,750    47,662    48,257   542,750
 10         62,732    28,362   28,362 547,500   40,020   40,020 547,500    56,817    56,817   547,500
 15        107,623    47,504   47,504 571,250   75,344   75,344 571,250   124,176   124,176   571,250
 20        164,916    64,694   64,694 595,000  119,018  119,018 595,000   236,670   236,670   595,000
 25        238,039    79,208   79,208 618,750  173,317  173,317 618,750   426,273   426,273   618,750
 30        331,364    88,482   88,482 642,500  239,259  239,259 642,500   746,978   746,978   799,266
 35        450,473    87,677   87,677 642,500  317,527  317,527 642,500 1,288,482 1,288,482 1,352,906
-----------------------------------------------------------------------------------------------------


(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.


(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although the Company anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF THE COMPANY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.


The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.


Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by the Company or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-34

Notes to Financial Statements.............................................. F-61

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund- Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II-Service Class 2-- Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III-Service Class 2--Mid Cap and Growth & Income Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series- Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Capital Appreciation, Worldwide Growth, International Growth, Balanced, and Growth Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc. and the Dreyfus Investment Portfolios-Emerging Markets Portfolio; the MFS Variable Insurance Trust--MFS New Discovery, MFS Investors Growth Stock, MFS Investors Trust, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Premier Growth, Growth and Income, and Quasar Portfolios; the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; and the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios) as of December 31, 2001, the related statements of operations and statements of changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                             GE Investments Funds, Inc.
                   --------------------------------------------------------------------------------------------------------------
                                                                                                                          Small-
                                                    Inter-     Real             Mid-Cap                    Premier          Cap
                                 Money     Total   national   Estate   Global    Value             U.S.    Growth  Value   Value
                     S&P 500    Market    Return    Equity  Securities Income   Equity   Income   Equity   Equity  Equity Equity
                   Index Fund    Fund      Fund      Fund      Fund     Fund     Fund     Fund     Fund     Fund    Fund   Fund
                   ----------- --------- --------- -------- ---------- ------- --------- ------- --------- ------- ------ -------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (542,915
  shares; cost--
  $12,906,475)...  $11,504,367       --        --      --        --        --        --      --        --      --     --      --
 Money Market
  Fund (9,832,052
  shares; cost--
  $9,832,052)....          --  9,832,052       --      --        --        --        --      --        --      --     --      --
 Total Return
  Fund (127,353
  shares; cost--
  $1,943,149)....          --        --  1,845,340     --        --        --        --      --        --      --     --      --
 International
  Equity Fund
  (51,591 shares;
  cost--
  $563,688)......          --        --        --  427,170       --        --        --      --        --      --     --      --
 Real Estate
  Securities Fund
  (65,743 shares;
  cost--
  $891,378)......          --        --        --      --    971,683       --        --      --        --      --     --      --
 Global Income
  Fund (14,951
  shares; cost--
  $145,015)......          --        --        --      --        --    139,792       --      --        --      --     --      --
 Mid-Cap Value
  Equity Fund
  (89,773 shares;
  cost--
  $1,397,802)....          --        --        --      --        --        --  1,405,838     --        --      --     --      --
 Income Fund
  (63,262 shares;
  cost--
  $776,091)......          --        --        --      --        --        --        --  775,596       --      --     --      --
 U.S. Equity Fund
  (39,733 shares;
  cost--
  $1,408,520)....          --        --        --      --        --        --        --      --  1,279,785     --     --      --
 Premier Growth
  Equity Fund
  (13,633 shares;
  cost--
  $1,060,537)....          --        --        --      --        --        --        --      --        --  945,277    --      --
 Value Equity
  Fund (8,169
  shares; cost--
  $73,218).......          --        --        --      --        --        --        --      --        --      --  73,599     --
 Small-Cap Value
  Equity Fund
  (8,596 shares;
  cost--
  $98,238).......          --        --        --      --        --        --        --      --        --      --     --  103,239
Dividend
 Receivable......          --        --        --      --        --        --        --      --        --      --     --      --
Receivable from
 affiliate.......          520     3,282       --       14       --          8       --       24        77      34    --      --
Receivable for
 units sold......       13,519     2,496     8,546     --        164       --        360      44     2,228     726  1,650   1,729
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total assets....   11,518,406 9,837,830 1,853,886 427,184   971,847   139,800 1,406,198 775,664 1,282,090 946,037 75,249 104,968
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        4,180    24,830    18,083   1,062     1,611       946     1,637   4,620       294     214     17      23
Payable for units
 withdrawn.......          995     1,844       --       86        43         6       122       5       --       43    --      --
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total
  liabilities....        5,175    26,674    18,083   1,148     1,654       952     1,759   4,625       294     257     17      23
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Net assets
 attributable to
 variable life
 policyholders...  $11,513,231 9,811,156 1,835,803 426,036   970,193   138,848 1,404,439 771,039 1,281,796 945,780 75,232 104,945
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type I...       88,043   131,894    29,464   8,794    19,511     4,666    16,101  33,971     6,600  16,957    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 I...............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type II..      145,112   375,930    16,248  23,877    24,349     8,893    64,428  28,562   105,740  77,433  8,331   8,753
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 II..............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02   9.03   11.99
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                      Account Funds --
                                      Oppenheimer Variable Account Funds                Class 2 Shares
                            ------------------------------------------------------- ----------------------
                                                                                               Main Street
                                         Capital    Aggressive   High     Multiple    Global    Growth &
                               Bond    Appreciation   Growth    Income   Strategies Securities   Income
                             Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA     Fund/VA
                            ---------- ------------ ---------- --------- ---------- ---------- -----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (98,465
  shares; cost --
   $1,106,712)............  $1,103,795        --          --         --        --        --          --
 Capital Appreciation
  Fund/VA (152,528 shares;
  cost -- $5,758,549)........      --   5,579,462         --         --        --        --          --
 Aggressive Growth Fund/VA
  (117,244 shares; cost --
   $6,220,936)............         --         --    4,774,170        --        --        --          --
 High Income Fund/VA
  (348,230 shares; cost --
   $3,458,987)............         --         --          --   2,973,888       --        --          --
 Multiple Strategies
  Fund/VA (90,568 shares;
  cost -- $1,431,422).....         --         --          --         --  1,394,753       --          --
Investments in Oppenheimer
 Variable Account Funds --
  Class 2 Shares, at fair
 value
 (note 2):
 Global Securities Fund/VA
  (7,939 shares; cost --
   $183,376)..............         --         --          --         --        --    180,849         --
 Main Street Growth &
  Income Fund/VA (9,198
  shares; cost --
   $176,832)..............         --         --          --         --        --        --      174,296
Dividend Receivable.......         --         --          --         --        --        --          --
Receivable from
 affiliate................         --         --          --          40       --        --          --
Receivable for units
 sold.....................         --       3,761       1,754        --        267     1,592         --
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total assets.............   1,103,795  5,583,223   4,775,924  2,973,928 1,395,020   182,441     174,296
                            ----------  ---------   ---------  --------- ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....       1,594      1,836       2,282      1,352     1,405        41          41
Payable for units
 withdrawn................         306        322         --         336        33       --           68
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total liabilities........       1,900      2,158       2,282      1,688     1,438        41         109
                            ----------  ---------   ---------  --------- ---------   -------     -------
Net assets attributable to
 variable life
 policyholders............  $1,101,895  5,581,065   4,773,642  2,972,240 1,393,582   182,400     174,187
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 I........................      21,130     60,645      75,849     51,746    25,511       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type I...................  $    26.23      62.80       49.81      34.30     37.25       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 II.......................      20,879     28,225      19,988     34,909    11,900    21,714      21,746
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type II..................  $    26.23      62.80       49.81      34.30     37.25      8.40        8.01
                            ==========  =========   =========  ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                           Variable
                                                                                          Insurance
                                                                                           Products
                                                  Variable Insurance                      Fund II --
                    Variable Insurance Products    Products Fund --   Variable Insurance   Service     Variable Insurance
                                Fund                Service Class 2    Products Fund II    Class 2      Products Fund III
                   ------------------------------ ------------------- ------------------- ---------- -----------------------
                    Equity-                        Equity-              Asset    Contra-             Growth &     Growth
                     Income    Growth   Overseas   Income    Growth    Manager    fund    Contrafund  Income   Opportunities
                   Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                   ---------- --------- --------- --------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...  $7,756,533       --        --       --        --         --        --       --          --         --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...         --  8,379,050       --       --        --         --        --       --          --         --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...         --        --  1,754,371      --        --         --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....         --        --        --   251,531       --         --        --       --          --         --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....         --        --        --       --    433,469        --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...         --        --        --       --        --   4,082,758       --       --          --         --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...         --        --        --       --        --         --  5,926,540      --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....         --        --        --       --        --         --        --   191,874         --         --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...         --        --        --       --        --         --        --       --    1,349,882        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....         --        --        --       --        --         --        --       --          --     417,236
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....         --        --        --       --        --         --        --       --          --         --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....         --        --        --       --        --         --        --       --          --         --
Dividend
 Receivable......         --        --        --       --        --         --        --       --          --         --
Receivable from
 affiliate.......           6       --        --       --        --         --        154      --          --         --
Receivable for
 units sold......       5,647     2,404     2,699      253        47        244     2,120      140         200        --
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total assets....   7,762,186 8,381,454 1,757,070  251,784   433,516  4,083,002 5,928,814  192,014   1,350,082    417,236
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,054     2,557     1,051       58       101      1,481     3,136       43       1,336        884
Payable for units
 withdrawn.......         --        --        --       --        --          40       --       --          287         87
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total
  liabilities....       4,054     2,557     1,051       58       101      1,521     3,136       43       1,623        971
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net assets
 attributable to
 variable life
 policyholders...  $7,758,132 8,378,897 1,756,019  251,726   433,415  4,081,481 5,925,678  191,971   1,348,459    416,265
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type I ..     134,736   108,530    65,937      --        --     131,477   111,945      --       22,841     12,762
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 I...............  $    47.84     58.68     23.97      --        --       29.16     26.71      --        15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type II
 ................      27,433    34,260     7,322   25,792    60,788      8,491   109,907   23,700      66,877     24,875
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 II..............  $    47.84     58.68     23.97     9.76      7.13      29.16     26.71     8.10       15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
                   Variable Insurance
                    Products Fund III
                   -- Service Class 2
                   -------------------
                             Growth &
                    Mid Cap   Income
                   Portfolio Portfolio
                   --------- ---------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...       --        --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...       --        --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....       --        --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...       --        --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...       --        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....   115,845       --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....       --    117,133
Dividend
 Receivable......       --        --
Receivable from
 affiliate.......       --        --
Receivable for
 units sold......     2,420       193
                   --------- ---------
 Total assets....   118,265   117,326
                   --------- ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        26        28
Payable for units
 withdrawn.......       --        --
                   --------- ---------
 Total
  liabilities....        26        28
                   ========= =========
Net assets
 attributable to
 variable life
 policyholders...   118,239   117,298
                   ========= =========
Outstanding
 units: Type I ..       --        --
                   ========= =========
Net asset value
 per unit: Type
 I...............       --        --
                   ========= =========
Outstanding
 units: Type II
 ................    12,355    13,655
                   ========= =========
Net asset value
 per unit: Type
 II..............      9.57      8.59
                   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Federated
                                                                 Insurance
                                                                 Series --
                                                                  Service                              PBHG Insurance
                             Federated Insurance Series           Shares      Alger American Fund     Series Fund, Inc.
                     ------------------------------------------ ----------- ------------------------ -------------------
                                                                                                       PBHG
                     American    High             International    High         Small      LargeCap  Large Cap   PBHG
                     Leaders  Income Bond Utility Small Company Income Bond Capitalization  Growth    Growth   Growth II
                     Fund II    Fund II   Fund II    Fund II      Fund II     Portfolio    Portfolio Portfolio Portfolio
                     -------- ----------- ------- ------------- ----------- -------------- --------- --------- ---------
Assets
Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
  Fund II (41,943
  shares; cost --
   $842,292).......  $807,405       --        --        --           --             --           --       --        --
 High Income Bond
  Fund II (60,768
  shares; cost --
   $551,387).......       --    469,132       --        --           --             --           --       --        --
 Utility Fund II
  (43,579 shares;
  cost --
   $554,540).......       --        --    451,916       --           --             --           --       --        --
 International
  Small Company
  Fund II (3,924
  shares;
  cost --
   $21,376)........       --        --        --     21,780          --             --           --       --        --
Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
  Fund II (4,511
  shares; cost --
   $35,245)........       --        --        --        --        34,826            --           --       --        --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio (88,869
  shares; cost --
   $2,415,546).....       --        --        --        --           --       1,470,783          --       --        --
 LargeCap Growth
  Portfolio
  (120,885 shares;
  cost --
   $5,832,681).....       --        --        --        --           --             --     4,444,959      --        --
Investments in PBHG
 Insurance Series
 Fund, Inc., at
 fair value (note
 2):
 PBHG Large Cap
  Growth Portfolio
  (45,870 shares;
  cost --
   $1,057,276).....       --        --        --        --           --             --           --   807,313       --
 PBHG Growth II
  Portfolio (66,048
  shares; cost --
   $1,209,288).....       --        --        --        --           --             --           --       --    742,382
Dividend
 Receivable........       --        --        --        --           --             --           --       --        --
Receivable from
 affiliate.........       --        --         27       --           --             --            73      --         25
Receivable for
 units sold........       --        216       --        --           --           2,723          695      356       374
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total assets......   807,405   469,348   451,943    21,780       34,826      1,473,506    4,445,727  807,669   742,781
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)................     1,238     1,069       501         5            8          1,476        1,811    1,627     1,284
Payable for units
 withdrawn.........       117        56       307       --            10          1,212          312       17        23
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total
  liabilities......     1,355     1,125       808         5           18          2,688        2,123    1,644     1,307
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Net assets
 attributable to
 variable life
 policyholders.....  $806,050   468,223   451,135    21,775       34,808      1,470,818    4,443,604  806,025   741,474
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type I ...........    20,425    15,482    13,254       --           --          96,584       97,453   18,707    21,511
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type I......  $  17.45     14.44     15.14       --           --            8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type II ..........    25,767    16,943    16,543     3,635        3,727         69,049      129,030   27,510    45,469
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type II.....     17.45     14.44     15.14      5.99         9.34           8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (214,097
  shares; cost --
   $8,120,536)..........  $4,705,845       --        --        --       --           --           --
 Growth Portfolio
  (303,975 shares;
  cost -- $8,231,829)...         --  6,043,014       --        --       --           --           --
 Worldwide Growth
  Portfolio (298,896
  shares; cost --
   $10,230,706).........         --        --  8,530,482       --       --           --           --
 Balanced Portfolio
  (235,980 shares;
  cost -- $5,602,152)...         --        --        --  5,326,069      --           --           --
 Flexible Income
  Portfolio (42,828
  shares; cost --
   $500,630)............         --        --        --        --   499,370          --           --
 International Growth
  Portfolio (115,020
  shares; cost --
   $3,251,774)..........         --        --        --        --       --     2,699,530          --
 Capital Appreciation
  Portfolio (143,943
  shares; cost --
   $3,931,279)..........         --        --        --        --       --           --     2,982,502
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
 affiliate..............          98       179       291       206      --           113          169
Receivable for units
 sold...................      12,500        18       970    15,336      --           894          --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   4,718,443 6,043,211 8,531,743 5,341,611  499,370    2,700,537    2,982,671
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       4,520     1,789     2,523     2,219    1,381        1,741        6,229
Payable for units
 withdrawn..............         --        199       --        289       69          153          491
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......       4,520     1,988     2,523     2,508    1,450        1,894        6,720
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $4,713,923 6,041,223 8,529,220 5,339,103  497,920    2,698,643    2,975,951
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I .....................     114,341   136,463   186,134    82,439    9,034       50,194       22,414
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II ....................     109,492   136,402   144,970   150,202   22,884       95,757      121,421
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive   Capital    Worldwide International
                          Life Sciences Technology   Growth   Appreciation  Growth      Growth     Balanced   Growth
                            Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                          ------------- ---------- ---------- ------------ --------- ------------- --------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (25,271
  shares; cost --
   $204,082)............    $195,848         --         --          --          --          --          --        --
 Global Technology
  Portfolio (35,564
  shares; cost --
   $230,149)............         --      145,103        --          --          --          --          --        --
 Aggressive Growth
  Portfolio (5,375
  shares; cost --
   $132,630)............         --          --     116,797         --          --          --          --        --
 Capital Appreciation
  Portfolio (5,971
  shares; cost --
   $127,873)............         --          --         --      122,829         --          --          --        --
 Worldwide Growth
  Portfolio (5,293
  shares; cost --
   $159,739)............         --          --         --          --      150,207         --          --        --
 International Growth
  Portfolio (4,878
  shares; cost --
   $121,785)............         --          --         --          --          --      113,664         --        --
 Balanced Portfolio
  (24,117 shares;
  cost -- $570,294).....         --          --         --          --          --          --      562,178       --
 Growth Portfolio (6,573
  shares; cost --
   $143,997)............         --          --         --          --          --          --          --    129,878
Dividends Receivable....         --          --         --          --          --          --          --        --
Receivable from
 affiliate..............          13           1        --          --          --          --          --        --
Receivable for units
 sold...................       1,901          76        --          --        3,070          91         455       257
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total assets...........     197,762     145,180    116,797     122,829     153,277     113,755     562,633   130,135
                            --------     -------    -------     -------     -------     -------     -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          45          33         28          27          36          26         131        31
Payable for units
 withdrawn..............         --          --          66          40         --          --          --        --
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total liabilities......          45          33         94          67          36          26         131        31
                            --------     -------    -------     -------     -------     -------     -------   -------
Net assets attributable
 to variable life
 policyholders..........    $197,717     145,147    116,703     122,762     153,241     113,729     562,502   130,104
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 I .....................       6,051       9,570        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type I...........    $   9.49        4.26        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 II ....................      14,783      24,502     28,395      19,212      22,940      17,206      61,208    21,087
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type II..........    $   9.49        4.26       4.11        6.39        6.68        6.61        9.19      6.17
                            ========     =======    =======     =======     =======     =======     =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
Assets                          ---------- --------- --------- --------- ------
Investments in Goldman Sachs
 Variable Insurance Trust, at
 fair value (note 2):
  Growth and Income Fund
   (12,601 shares; cost --
    $130,710).................   $117,568        --       --        --      --
  Mid Cap Value Fund (114,354
   shares; cost --
    $1,214,513)...............        --   1,291,061      --        --      --
Investments in Salomon
 Brothers Variable Series
 Funds Inc., at fair value
 (note 2):
  Strategic Bond Fund (29,933
   shares; cost -- $303,166)..        --         --   299,931       --      --
  Investors Fund (61,157
   shares; cost -- $832,434)..        --         --       --    782,194     --
  Total Return Fund (5,956
   shares; cost -- $62,624)...        --         --       --        --   61,882
Dividends Receivable..........        --         --       --        --      --
Receivable from affiliate.....         10         84       15        28       1
Receivable for units sold.....        --           5      --        --      --
                                 --------  ---------  -------   -------  ------
    Total assets..............    117,578  1,291,150  299,946   782,222  61,883
                                 --------  ---------  -------   -------  ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...........         27        297       67       180      14
Payable for units withdrawn...         17        165      --        --      125
                                 --------  ---------  -------   -------  ------
    Total liabilities.........         44        462       67       180     139
                                 --------  ---------  -------   -------  ------
Net assets attributable to
 variable life policyholders..   $117,534  1,290,688  299,879   782,042  61,744
                                 ========  =========  =======   =======  ======
Outstanding units: Type I ....        837     29,382    3,651    21,398   2,210
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 I............................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======
Outstanding units: Type II ...     13,984     76,066   22,290    31,874   3,259
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 II...........................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                    Rydex
                                                                                   Variable  Alliance Variable Products
                            Dreyfus              MFS Variable Insurance Trust       Trust         Series Fund, Inc.
                   ------------------------- ------------------------------------- -------- -----------------------------
                                  Dreyfus
                   The Dreyfus  Investment                MFS
                    Socially   Portfolios --           Investors    MFS                                Growth
                   Responsible   Emerging     MFS New   Growth   Investors   MFS             Premier     and
                     Growth       Markets    Discovery   Stock     Trust   Utility           Growth    Income    Quasar
                   Fund, Inc.    Portfolio    Series    Series    Series   Series  OTC Fund Portfolio Portfolio Portfolio
Assets             ----------- ------------- --------- --------- --------- ------- -------- --------- --------- ---------
Investments in
 Dreyfus, at fair
 value (note 2):
 The Dreyfus
  Socially
  Responsible
  Growth Fund,
  Inc.
  (999 shares;
  cost --
   $27,950)......   $ 26,631         --          --        --        --        --      --        --        --       --
 Dreyfus
  Investment
  Portfolios --
   Emerging
  Markets
  Portfolio
  (679 shares;
  cost --
   $6,052).......        --        6,435         --        --        --        --      --        --        --       --
Investments in
 MFS Variable In-
 surance Trust,
 at fair value
 (note 2):
 MFS New
  Discovery
  Series (4,287
  shares; cost --
   $59,349)......        --          --       65,248       --        --        --      --        --        --       --
 MFS Investors
  Growth Stock
  Series
  (7,647 shares;
  cost --
   $70,763)......        --          --          --     73,946       --        --      --        --        --       --
 MFS Investors
  Trust Series
  (4,264 shares;
  cost --
   $74,393)......        --          --          --        --     72,825       --      --        --        --       --
 MFS Utility
  Series (11,891
  shares; cost --
   $219,169).....        --          --          --        --        --    189,060     --        --        --       --
Investments in
 Rydex Variable
 Trust, at fair
 value (note 2):
 OTC Fund (1,418
  shares; cost --
   $21,659)......        --          --          --        --        --        --   20,992       --        --       --
Investments in
 Alliance
 Variable
 Products Series
 Fund, Inc., at
 fair value (note
 2):
 Premier Growth
  Portfolio
  (4,610 shares;
  cost --
   $124,253).....        --          --          --        --        --        --      --    115,242       --       --
 Growth and
  Income
  Portfolio
  (19,501 shares;
  cost --
   $437,179).....        --          --          --        --        --        --      --        --    429,617      --
 Quasar Portfolio
  (2,233 shares;
  cost --
   $22,775)......        --          --          --        --        --        --      --        --        --    22,287
Dividends
 Receivable......        --          --          --        --        --        --      --        --        --       --
Receivable from
 affiliate.......        --          --          --        --        --        --      --        --        --       --
Receivable for
 units sold......        --        1,599       1,746        62       --        141     --        --      2,989    1,587
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total assets....     26,631       8,034      66,994    74,008    72,825   189,201  20,992   115,242   432,606   23,874
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............          6           2          15        17        17        45       5        27       100        5
Payable for units
 withdrawn.......          5         --          --        --         22       --       20        12       --       --
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total
  liabilities....         11           2          15        17        39        45      25        39       100        5
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Net assets
 attributable to
 variable life
 policyholders...   $ 26,620       8,032      66,979    73,991    72,786   189,156  20,967   115,203   432,506   23,869
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type I ..        --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 I...............   $    --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type II
 ................      3,973         906       7,898    11,383     8,997    25,912   5,028    16,309    42,611    3,292
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 II..............   $   6.70        8.87        8.48      6.50      8.09      7.30    4.17      7.05     10.15     7.25
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                          AIM Variable Insurance Funds, Inc.          PIMCO Variable Insurance Trust
                          ---------------------------------- -------------------------------------------------
                          AIM V.I. Capital AIM V.I. AIM V.I.  Foreign     Long-Term    High Yield Total Return
                            Appreciation    Growth   Value     Bond    U.S. Government    Bond        Bond
                                Fund         Fund     Fund   Portfolio Bond Portfolio  Portfolio   Portfolio
Assets                    ---------------- -------- -------- --------- --------------- ---------- ------------
Investments in AIM Vari-
 able Insurance Funds,
 Inc., at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (4,413 shares; cost --
   $104,748)............      $95,860          --       --       --           --            --          --
 AIM V.I. Growth Fund
  (4,979 shares; cost --
   $87,786).............          --        81,512      --       --           --            --          --
 AIM V.I. Value Fund
  (6,487 shares; cost --
   $157,022)............          --           --   151,461      --           --            --          --
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (823 shares; cost --
   $7,943)..............          --           --       --     7,978          --            --          --
 Long-Term U.S.
  Government Bond
  Portfolio
  (9,489 shares; cost --
   $101,867)............          --           --       --       --        97,452           --          --
 High Yield Bond
  Portfolio (6,039
  shares; cost --
   $48,465).............          --           --       --       --           --         47,590         --
 Total Return Bond
  Portfolio (11,367
  shares; cost --
   $114,144)............          --           --       --       --           --            --      112,418
Dividends Receivable....          --           --       --        25          361           283         329
Receivable from affili-
 ate....................          --           --       --       --           --            --          --
Receivable for units
 sold...................        1,862        1,621    1,457      --           839           --        1,073
                              -------       ------  -------    -----       ------        ------     -------
 Total assets...........       97,722       83,133  152,918    8,003       98,652        47,873     113,820
                              -------       ------  -------    -----       ------        ------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..           24           19       36        3           22            11          27
Payable for units with-
 drawn..................          --           --       --         7          --             36         --
                              -------       ------  -------    -----       ------        ------     -------
 Total liabilities......           24           19       36       10           22            47          27
                              -------       ------  -------    -----       ------        ------     -------
Net assets attributable
 to variable life poli-
 cyholders..............      $97,698       83,114  152,882    7,993       98,630        47,826     113,793
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 I .....................          --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type I...........      $   --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 II ....................       16,503       16,297   19,328      723        8,682         4,802      10,197
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type II..........      $  5.92         5.10     7.91    11.06        11.36          9.96       11.16
                              =======       ======  =======    =====       ======        ======     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                     GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------
                                S&P 500 Index Fund             Money Market Fund         Total Return Fund
                         ---------------------------------- -----------------------  ---------------------------
                             Year ended December 31,        Year ended December 31,   Year ended December 31,
                         ---------------------------------- -----------------------  ---------------------------
                            2001         2000       1999     2001    2000    1999      2001      2000     1999
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $   118,485      86,280     60,042 320,605 412,757 261,216    47,137   115,971   87,229
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      31,076      35,989     35,117  19,389  20,609  20,306    25,312    28,179   28,286
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............      46,372      30,208     13,313  39,781  27,583  17,608     4,620     2,179    1,377
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net investment income
 (expense)..............      41,037      20,083     11,612 261,435 364,565 223,302    17,205    85,613   57,566
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (241,043)    369,151    367,307     --      --        3   (69,715)   33,478   10,066
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,390,103) (1,654,687)   797,281     --      --       (3) (168,952) (117,815) 319,427
 Capital gain
  distributions.........     142,797     197,387     82,915     --      --      --     22,821   175,795  102,400
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,488,349) (1,088,149) 1,247,503     --      --      --   (215,846)   91,458  431,893
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,447,312) (1,068,066) 1,259,115 261,435 364,565 223,302  (198,641)  177,071  489,459
                         ===========  ==========  ========= ======= ======= =======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                           International Equity
                                   Fund              Real Estate Securities Fund      Global Income Fund
                         --------------------------  -----------------------------  -------------------------
                         Year ended December 31,       Year ended December 31,      Year ended December 31,
                         --------------------------  -----------------------------  -------------------------
                           2001      2000     1999     2001     2000       1999      2001     2000     1999
                         --------  --------  ------  ------------------  ---------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $  4,082     1,828     669    33,077    25,202     23,112      --       138    1,257
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      816       799     792     2,787     2,295      2,004      350      276      258
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    1,937     1,361     531     2,929     1,614        839      603      337      141
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    1,329      (332)   (654)   27,361    21,293     20,269     (953)    (475)     858
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (23,637)    6,362   5,881    21,020    (2,380)   (14,908)    (439)  (1,161)    (128)
 Unrealized appreciation
  (depreciation) on
  investments...........  (69,841) (103,450) 34,706    25,627   129,283    (10,218)  (2,041)     548   (4,715)
 Capital gain
  distributions.........    1,787    53,038  16,048     9,374     2,638      1,216      --       --        95
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (91,691)  (44,050) 56,635    56,021   129,541    (23,910)  (2,480)    (613)  (4,748)
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(90,362)  (44,382) 55,981    83,382   150,834     (3,641)  (3,433)  (1,088)  (3,890)
                         ========  ========  ======  ======== =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------
                             Mid-Cap Value
                              Equity Fund             Income Fund           U.S. Equity Fund
                         ----------------------- ----------------------  ------------------------
                          Year ended December     Year ended December     Year ended December
                                  31,                     31,                     31,
                         ----------------------- ----------------------  ------------------------
                           2001     2000   1999   2001   2000    1999     2001     2000     1999
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends............. $  9,669   7,136  4,044 37,231 32,350   21,400    8,665    7,043   1,122
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    1,468   1,004    824  2,885  2,789    2,983      369      207      74
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    6,244   3,471  1,482  2,393    523       47    7,947    3,986     825
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net investment income
 (expense)..............    1,957   2,661  1,738 31,953 29,038   18,370      349    2,850     223
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   11,651  12,924 14,236  8,257 (1,516)     (78) (38,750)  11,564   2,835
 Unrealized appreciation
  (depreciation) on
  investments...........  (51,905) 26,637 22,084  4,061 18,549  (28,051) (64,708) (73,997)  6,670
 Capital gain
  distributions.........   49,463  26,834    --     --     --       662    4,651   47,509  10,093
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    9,209  66,395 36,320 12,318 17,033  (27,467) (98,807) (14,924) 19,598
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $ 11,166  69,056 38,058 44,271 46,071   (9,097) (98,458) (12,074) 19,821
                         ========  ====== ====== ====== ======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------
                                                                                     Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund   Value Equity Fund
                         ---------------------------------- ------------------- -------------------
                            Year ended        Period from       Period from         Period from
                           December 31,     June 9, 1999 to February 8, 2001 to February 6, 2001 to
                         -----------------   December 31,      December 31,        December 31,
                           2001     2000         1999              2001                2001
                         --------  -------  --------------- ------------------- -------------------
Investment income:
  Income -- Ordinary
   dividends............ $    899      731         124              414                  315
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............    1,078      922         103              --                   --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............    4,456    1,466         116              170                  278
                         --------  -------      ------             ----                -----
Net investment income
 (expense)..............   (4,635)  (1,657)        (95)             244                   37
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............  (31,948)   4,260         344             (235)                 138
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (63,850) (64,695)     13,285              381                5,001
  Capital gain
   distributions........   27,619   34,574       4,011              --                 2,827
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........  (68,179) (25,861)     17,640              146                7,966
                         --------  -------      ------             ----                -----
Increase (decrease) in
 net assets from
 operations............. $(72,814) (27,518)     17,545              390                8,003
                         ========  =======      ======             ====                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------------------------------------------
                               Bond Fund/VA         Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         -------------------------  -------------------------------  ---------------------------------
                         Year ended December 31,       Year ended December 31,           Year ended December 31,
                         -------------------------  -------------------------------  ---------------------------------
                           2001    2000     1999       2001       2000      1999        2001        2000       1999
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $ 60,057  50,243   21,896      34,724     6,375     11,323      48,679         --         --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    3,717   3,141    3,043      27,622    31,916     24,680      28,381      50,940     30,929
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    2,980   1,368      683      12,183     7,014      2,409       7,219       5,264      1,422
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net investment income
 (expense)..............   53,360  45,734   18,170      (5,081)  (32,555)   (15,766)     13,079     (56,204)   (32,351)
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      283 (17,389)  (1,863)    (57,828)  341,073    205,534    (867,864)  1,589,430    393,176
 Unrealized appreciation
  (depreciation) on
  investments...........    1,054   6,329  (29,542) (1,272,757) (741,677) 1,083,816  (2,024,100) (2,708,169) 2,690,916
 Capital gain
  distributions.........      --      --     2,165     521,076   340,197    130,214     759,549     272,808        --
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    1,337 (11,060) (29,240)   (809,509)  (60,407) 1,419,564  (2,132,415)   (845,931) 3,084,092
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $ 54,697  34,674  (11,070)   (814,590)  (92,962) 1,403,798  (2,119,336)   (902,135) 3,051,741
                         ======== =======  =======  ==========  ========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                    Oppenheimer Variable Account
                          Oppenheimer Variable Account Funds (continued)              Funds -- Class 2 Shares
                         ------------------------------------------------------ ------------------------------------
                                                        Multiple Strategies     Global Securities Main Street Growth
                            High Income Fund/VA               Fund/VA                Fund/VA       & Income Fund/VA
                         ----------------------------  ------------------------ ----------------- ------------------
                                                        Year ended December        Period from       Period from
                          Year ended December 31,               31,              January 8, 2001   January 8, 2001
                         ----------------------------  ------------------------        to                 to
                           2001       2000     1999     2001     2000     1999  December 31, 2001 December 31, 2001
                         ---------  --------  -------  -------  -------  ------ ----------------- ------------------
Investment income:
Income -- Ordinary
 dividends.............. $ 300,155   218,695  129,252   51,792   46,491  30,217         122                 33
  Expenses -- Mortality
   and expense risk
   charges --
   Type I (note 4)......    12,831    12,726   13,177    6,390    6,140   5,751         --                 --
  Expenses -- Mortality
   and expense risk
   charges --
   Type II (note 4).....     8,610     3,016    1,187    3,619    1,591     766         572                592
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net investment income
 (expense)..............   278,714   202,953  114,888   41,783   38,760  23,700        (450)              (559)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (64,193)  (51,805)  (9,827) (16,984)   8,523  12,030      (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (185,472) (245,369) (37,389) (74,627) (56,039) 16,700      (2,527)            (2,536)
  Capital gain
   distributions........       --        --       --    69,177   67,524  43,483       2,295                --
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........  (249,665) (297,174) (47,216) (22,434)  20,008  72,213      (2,265)            (3,379)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Increase (decrease) in
 net assets from
 operations............. $  29,049   (94,221)  67,672   19,349   58,768  95,913      (2,715)            (3,938)
                         =========  ========  =======  =======  =======  ======      ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         --------------------------------------------------------------------------------------------
                          Equity-Income Portfolio             Growth Portfolio               Overseas Portfolio
                         ----------------------------  ---------------------------------  ---------------------------
                          Year ended December 31,          Year ended December 31,         Year ended December 31,
                         ----------------------------  ---------------------------------  ---------------------------
                           2001      2000      1999       2001        2000       1999       2001      2000     1999
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 129,307  114,887   100,754       7,051      11,358     17,646   105,667    39,615   32,601
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    46,260   44,056    46,384      48,645      65,126     56,960    12,658    17,644   16,186
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............     8,705    5,349     2,894      14,289      10,565      3,167     1,423     1,235      579
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net investment income
 (expense)..............    74,342   65,482    51,476     (55,883)    (64,333)   (42,481)   91,586    20,736   15,836
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (18,170)  73,790   273,786    (617,911)    398,024    453,879  (138,056)   57,421  112,501
 Unrealized appreciation
  (depreciation) on
  investments...........  (877,761) (25,951) (193,819) (1,874,368) (2,754,089) 1,452,235  (619,667) (896,242) 685,935
 Capital gain
  distributions.........   363,289  432,830   224,259     662,803   1,130,176    864,641   167,022   249,470   53,190
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (532,642) 480,669   304,226  (1,829,476) (1,225,889) 2,770,755  (590,701) (589,351) 851,626
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(458,300) 546,151   355,702  (1,885,359) (1,290,222) 2,728,274  (499,115) (568,615) 867,462
                         =========  =======  ========  ==========  ==========  =========  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Variable Insurance Products
                              Fund -- Service Class 2               Variable Insurance Products Fund II
                         --------------------------------- ---------------------------------------------------------
                          Equity-Income        Growth
                            Portfolio        Portfolio      Asset Manager Portfolio       Contrafund Portfolio
                         ---------------- ---------------- --------------------------- -----------------------------
                           Period from      Period from
                         January 24, 2001 January 24, 2001  Year ended December 31,      Year ended December 31,
                         to December 31,  to December 31,  --------------------------- -----------------------------
                               2001             2001         2001      2000     1999     2001       2000      1999
                         ---------------- ---------------- --------  --------  ------- --------  ----------  -------
Investment income:
 Income -- Ordinary
  dividends.............     $    30              --        180,444   157,145  153,442   47,416      17,425   18,437
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............         --               --         28,446    32,686   33,559   21,672      25,515   23,952
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............         680            1,483         1,757       970      439   20,537      15,249    6,221
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net investment income
 (expense)..............        (650)          (1,483)      150,241   123,489  119,444    5,207     (23,339) (11,736)
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (1,555)          (4,153)      (92,739)   23,604   64,747 (250,115)    120,743  354,876
 Unrealized appreciation
  (depreciation) on
  investments...........      (1,137)         (15,912)     (351,254) (739,967)  89,931 (758,337) (1,216,788) 425,779
 Capital gain
  distributions.........          86               30        67,666   370,224  195,289  167,353     632,524  135,201
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments               (2,606)         (20,035)     (376,327) (346,139) 349,967 (841,099)   (463,521) 915,856
                             -------          -------      --------  --------  ------- --------  ----------  -------
Increase (decrease) in
 net assets from
 operations.............     $(3,256)         (21,518)     (226,086) (222,650) 469,411 (835,892)   (486,860) 904,120
                             =======          =======      ========  ========  ======= ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Variable Insurance Products
                          Fund II --  Service Class 2               Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------------------------------
                              Contrafund Portfolio       Growth & Income Portfolio      Growth Opportunities Portfolio
                         ------------------------------ ------------------------------ -----------------------------------
                                         Period from
                          Year ended  December 26, 2000   Year ended December 31,          Year ended December 31,
                         December 31,  to December 31,  ------------------------------ -----------------------------------
                             2001           2000          2001       2000      1999       2001        2000        1999
                         ------------ ----------------- ---------  ---------  -------- ----------  -----------  ----------
Investment income:
 Income -- Ordinary
  dividends.............    $    1           --            16,081      9,297    2,804       1,448        5,618      3,049
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............       --            --             2,367      2,010    2,165         886        1,654      1,866
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............       508           --             6,944      5,584    2,516       2,018        1,724        866
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net investment income
 (expense)..............      (507)          --             6,770      1,703   (1,877)     (1,456)       2,240        317
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (796)           15          (48,530)     5,240   28,022     (47,931)     (20,425)    10,345
 Unrealized appreciation
  (depreciation) on
  investments...........     2,083           (14)        (134,587)  (104,078)  21,930     (19,350)    (101,453)    (1,242)
 Capital gain
  distributions.........         3           --            51,628     60,673    5,692         --        28,489      5,663
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........     1,290             1         (131,489)   (38,165)  55,644     (67,281)     (93,389)    14,766
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Increase (decrease) in
 net assets from
 operations.............    $  783             1         (124,719)   (36,462)  53,767     (68,737)     (91,149)    15,083
                            ======           ===        =========  =========  =======  ==========  ===========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Variable Insurance Products Fund III -- Service
                                                    Class 2
                                -----------------------------------------------
                                                               Growth & Income
                                      Mid Cap Portfolio           Portfolio
                                ------------------------------ ----------------
                                                Period from      Period from
                                 Year ended  December 26, 2000 January 18, 2001
                                December 31,  to December 31,  to December 31,
                                    2001           2000              2001
                                ------------ ----------------- ----------------
Investment income:
  Income -- Ordinary
   dividends...................    $  --            --                   1
  Expenses -- Mortality and
   expense risk charges -- Type
   I (note 4)..................       --            --                 --
  Expenses -- Mortality and
   expense risk charges -- Type
   II (note 4).................       277           --                 389
                                   ------           ---             ------
Net investment income
 (expense).....................      (277)          --                (388)
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments.................     5,221           (13)              (800)
  Capital gain distributions...       --            --                   3
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments....     5,024             2             (1,256)
                                   ------           ---             ------
Increase (decrease) in net
 assets from operations........    $4,747             2             (1,644)
                                   ======           ===             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                         -------------------------------------------------------------------------------
                            American Leaders           High Income Bond
                                 Fund II                    Fund II                Utility Fund II
                         -------------------------  -------------------------  -------------------------
                         Year ended December 31,    Year ended December 31,    Year ended December 31,
                         -------------------------  -------------------------  -------------------------
                           2001     2000    1999     2001     2000     1999     2001     2000     1999
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 10,434   5,560    3,192   43,741   30,830   15,467   15,059   11,457    6,452
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    2,314   2,080    1,774    1,622    1,346    1,149    1,479    1,623    1,634
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    3,321   2,274    1,482    1,592    1,092      583    1,870    1,209      602
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net investment income
 (expense)..............    4,799   1,206      (64)  40,527   28,392   13,735   11,710    8,625    4,216
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,386) (5,539)   8,624  (19,309) (12,093)  (2,384) (12,211)     973    3,277
 Unrealized appreciation
  (depreciation) on
  investments...........  (44,740)  1,613  (17,252) (24,033) (51,127) (10,198) (70,258) (57,701) (16,132)
 Capital gain
  distributions.........    4,548  16,824   32,275      --       --     1,345      --     7,615   12,525
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (48,578) 12,898   23,647  (43,342) (63,220) (11,237) (82,469) (49,113)    (330)
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(43,779) 14,104   23,583   (2,815) (34,828)   2,498  (70,759) (40,488)   3,886
                         ========  ======  =======  =======  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              Federated Insurance
                  Federated Insurance Series       Series --
                          (continued)            Service Shares                     Alger American Fund
                  --------------------------- ------------------- ------------------------------------------------------------
                  International Small Company  High Income Bond      Small Capitalization
                            Fund II                 Fund II                Portfolio              LargeCap Growth Portfolio
                  --------------------------- ------------------- -----------------------------  -----------------------------
                          Period from             Period from
                      February 6, 2001 to      March 27, 2001 to    Year ended December 31,        Year ended December 31,
                         December 31,            December 31,     -----------------------------  -----------------------------
                             2001                    2001           2001       2000      1999      2001       2000      1999
                  --------------------------- ------------------- --------  ----------  -------  --------  ----------  -------
Investment
 income:
 Income --
   Ordinary
  dividends......            $--                      --               743         --       --     10,186         --     2,264
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....             --                      --             6,426      11,091    9,129    13,924      15,002   13,062
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....              34                     118            4,203       3,875    1,012    18,454      13,147    4,272
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net investment
 income
 (expense).......             (34)                   (118)          (9,886)    (14,966) (10,141)  (22,192)    (28,149) (15,070)
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....             (40)                    (78)        (525,268)      2,186   (6,385) (640,911)     33,463  390,753
 Unrealized
  appreciation
  (depreciation)
  on
  investments....             404                    (419)         (54,181) (1,371,045) 405,230  (576,288) (1,302,238)  99,476
 Capital gain
  distributions..             --                      --                --     735,999  183,620   552,329     513,858  224,152
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments.....             364                    (497)        (579,449)   (632,860) 582,465  (664,870)   (754,917) 714,381
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Increase
 (decrease) in
 net assets from
 operations......            $330                    (615)        (589,335)   (647,826) 572,324  (687,062)   (783,066) 699,311
                             ====                    ====         ========  ==========  =======  ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                         --------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                           ---------------------      ---------------------------
                          Year ended December 31,      Year ended December 31,
                         ---------------------------  ---------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  ------  --------  --------  -------
Investment income:
Income -- Ordinary
 dividends.............. $     --        --      --        --        --       --
Expenses -- Mortality
 and expense risk
 charges -- Type I
 (note 4)...............     2,481     2,179     606     1,849     2,932      569
Expenses -- Mortality
 and expense risk
 charges -- Type II
 (note 4)...............     3,443     1,291     209     3,690     3,508      410
                         ---------  --------  ------  --------  --------  -------
Net investment income
 (expense)..............    (5,924)   (3,470)   (815)   (5,539)   (6,440)    (979)
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................  (126,586)   26,713   5,563  (317,919)  (39,454)  34,202
Unrealized appreciation
 (depreciation) on
 investments............  (194,777) (140,754) 71,826  (176,939) (379,884)  81,393
Capital gain
 distributions..........       --     16,716     --        --     24,260      --
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (321,363)  (97,325) 77,389  (494,858) (395,078) 115,595
                         ---------  --------  ------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(327,287) (100,795) 76,574  (500,397) (401,518) 114,616
                         =========  ========  ======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                         Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                    Aggressive Growth Portfolio             Growth Portfolio              Worldwide Growth Portfolio
                  ---------------------------------- ---------------------------------  ---------------------------------
                      Year ended December 31,            Year ended December 31,            Year ended December 31,
                  ---------------------------------- ---------------------------------  ---------------------------------
                     2001         2000       1999       2001        2000       1999        2001        2000       1999
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --          --      65,274      1,516       5,764     10,964      23,897      17,398     11,433
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....      21,231      41,861     24,955     23,882      32,961     25,172      37,670      53,602     38,848
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....      18,366      24,298      6,757     24,469      20,783      5,821      28,526      23,434      6,863
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net investment
 income
 (expense).......     (39,597)    (66,159)    33,562    (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (2,163,009)  1,590,590    861,331   (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (945,349) (6,150,760) 3,141,869 (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..         --    1,036,376    111,141     16,402     582,454     21,779      21,135     873,121        --
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (3,108,358) (3,523,794) 4,114,341 (1,986,096) (1,342,736) 1,730,198  (2,513,129) (2,029,374) 3,671,003
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations...... $(3,147,955) (3,589,953) 4,147,903 (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                  ===========  ==========  ========= ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Janus Aspen Series (continued)
                         --------------------------------------------------------------------------------------------
                             Balanced Portfolio       Flexible Income Portfolio    International Growth Portfolio
                         ---------------------------- ---------------------------  ----------------------------------
                          Year ended December 31,      Year ended December 31,         Year ended December 31,
                         ---------------------------- ---------------------------  ----------------------------------
                           2001       2000     1999     2001     2000      1999       2001        2000       1999
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ----------
Investment income:
 Income -- Ordinary
  dividends............. $  71,790    37,643   43,936   14,946    5,264    12,568      10,773       9,018      2,819
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    13,094    11,335    9,328      763      522       715       6,476       8,171      4,231
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    23,448    10,397    3,366    2,602    1,197       511      12,735      12,438      4,585
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net investment income
 (expense)..............    35,248    15,911   31,242   11,581    3,545    11,342      (8,438)    (11,591)    (5,997)
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (31,657)   99,542   79,219    3,126   (3,171)   (1,786)   (248,523)    242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........  (345,870) (526,341) 321,542      518    6,251    (8,109)   (518,693)   (990,444)   923,354
 Capital gain
  distributions.........    67,312   288,437      --    14,150    7,790       566      18,619     133,743        --
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (310,215) (138,362) 400,761   17,794   10,870    (9,329)   (748,597)   (614,281)   977,508
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(274,967) (122,451) 432,003   29,375   14,415     2,013    (757,035)   (625,872)   971,511
                         =========  ========  ======= ======== ========  ========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series
                                                        (continued)
                                                ------------------------------
                                                    Capital Appreciation
                                                         Portfolio
                                                ------------------------------
                                                  Year ended December 31,
                                                ------------------------------
                                                  2001        2000      1999
                                                ---------  ----------  -------
Investment income:
  Income -- Ordinary dividends................. $  14,349      18,596      509
  Expenses -- Mortality and expense risk
   charges -- Type I (note 4)..................     3,909       5,528    3,352
  Expenses -- Mortality and expense risk
   charges -- Type II (note 4).................    19,036      16,675    4,381
                                                ---------  ----------  -------
Net investment income (expense)................    (8,596)     (3,607)  (7,224)
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).....................  (389,507)    187,808   82,791
  Unrealized appreciation (depreciation) on
   investments.................................  (485,835) (1,022,359) 513,292
  Capital gain distributions...................    25,976      23,952    5,853
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments...................................  (849,366)   (810,599) 601,936
                                                ---------  ----------  -------
Increase (decrease) in net assets from
 operations.................................... $(857,962)   (814,206) 594,712
                                                =========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series -- Service Shares
                  --------------------------------------------------------------------------------------------------------
                                                                       Aggressive    Capital     Worldwide   International
                    Global Life Sciences        Global Technology        Growth    Appreciation    Growth       Growth
                          Portfolio                 Portfolio          Portfolio    Portfolio    Portfolio     Portfolio
                  ------------------------- ------------------------- ------------ ------------ ------------ -------------
                               Period from               Period from  Period from  Period from  Period from   Period from
                                 May 29,                    May 4,    January 24,  January 24,  January 24,   February 8,
                   Year ended    2000 to     Year ended    2000 to      2001 to      2001 to      2001 to       2001 to
                  December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                      2001         2000         2001         2000         2001         2001         2001         2001
                  ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $    --          --           --           827          --           223          106          161
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......        336         134          311          178          --           --           --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......      1,036         195          557          219          421          320          571          478
                    --------      ------      -------      -------      -------       ------      -------       ------
Net investment
 income
 (expense).......     (1,372)       (329)        (868)         430         (421)         (97)        (465)        (317)
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (11,785)        268      (35,371)      (3,121)      (3,531)      (1,703)      (2,767)      (1,167)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (21,957)     13,723      (26,150)     (58,896)     (15,833)      (5,044)      (9,532)      (8,121)
 Capital gain
  distributions..        --          --           886          --           --           268          202          464
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (33,742)     13,991      (60,635)     (62,017)     (19,364)      (6,479)     (12,097)      (8,824)
                    --------      ------      -------      -------      -------       ------      -------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(35,114)     13,662      (61,503)     (61,587)     (19,785)      (6,576)     (12,562)      (9,141)
                    ========      ======      =======      =======      =======       ======      =======       ======
                    Balanced      Growth
                   Portfolio    Portfolio
                  ------------ ------------
                  Period from  Period from
                   January 8,  February 9,
                    2001 to      2001 to
                  December 31, December 31,
                      2001         2001
                  ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......     4,780          --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......       --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......     1,801          471
                  ------------ ------------
Net investment
 income
 (expense).......     2,979         (471)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,637)      (2,304)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,116)     (14,119)
 Capital gain
  distributions..     2,481          169
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,272)     (16,254)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......    (4,293)     (16,725)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Goldman Sachs Variable Insurance Trust
                               -----------------------------------------------
                                    Growth and
                                   Income Fund           Mid Cap Value Fund
                               ----------------------  -----------------------
                                    Year ended               Year ended
                                   December 31,             December 31,
                               ----------------------  -----------------------
                                 2001     2000   1999   2001    2000     1999
                               --------  ------  ----  ------- -------  ------
Investment income:
Income -- Ordinary
 dividends...................  $    557     427   242   11,248   3,725   3,355
Expenses -- Mortality and
 expense risk charges -- Type
 I (note 4)..................        30      11     3    1,780   1,012     293
Expenses -- Mortality and
 expense risk charges -- Type
 II (note 4).................       783     535   112    4,658   1,161     448
                               --------  ------  ----  ------- -------  ------
Net investment income
 (expense)...................      (256)   (119)  127    4,810   1,552   2,614
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments:
Net realized gain (loss).....    (3,274)    480   585   36,070 (24,105)     87
Unrealized appreciation
 (depreciation) on
 investments.................    (7,580) (5,835) (222)   3,206  73,668  (2,647)
Capital gain distributions...       --      --    --    58,096  12,030     --
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments..   (10,854) (5,355)  363   97,372  61,593  (2,560)
                               --------  ------  ----  ------- -------  ------
Increase (decrease) in net
 assets from operations......  $(11,110) (5,474)  490  102,182  63,145      54
                               ========  ======  ====  ======= =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Salomon Brothers Variable Series Funds Inc.
                         --------------------------------------------------------------------------
                         Strategic Bond Fund       Investors Fund         Total Return Fund
                         ----------------------  --------------------- ----------------------------
                              Year ended             Year ended
                             December 31,           December 31,       Year ended December 31,
                         ----------------------  --------------------- ----------------------------
                          2001    2000    1999    2001     2000   1999  2001       2000      1999
                         -------  -----  ------  -------  ------  ---- --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $11,601  5,918   2,773    5,735   2,505   44     1,304        210      27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............     112      5     --     1,853     155   14        77         23       4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............   1,283    542     163    2,985     644    6       192          4     --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net investment income
 (expense)..............  10,206  5,371   2,610      897   1,706   24     1,035        183      23
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,040    490       3   (6,871)   (538)  22       (93)      (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........    (656)  (671) (1,908) (46,707) (3,818) 232      (356)      (349)    (37)
 Capital gain
  distributions.........     --     --      --     7,551  10,551  --        --         --      --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments.........     384   (181) (1,905) (46,027)  6,195  254      (449)    (1,134)    (38)
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Increase (decrease) in
 net assets from
 operations............. $10,590  5,190     705  (45,130)  7,901  278       586       (951)    (15)
                         =======  =====  ======  =======  ======  ===  ========  =========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                         -------------------------------------------------------------
                              The Dreyfus Socially      Dreyfus Investment Portfolios-
                         Responsible Growth Fund, Inc.    Emerging Markets Portfolio
                         ------------------------------ ------------------------------
                                                                 Period from
                                         Period from            April 6, 2001
                          Year ended  December 26, 2000               to
                         December 31,        to                  December 31,
                             2001     December 31, 2000              2001
                         ------------ ----------------- ------------------------------
Investment income:
  Income -- Ordinary
   dividends............   $    15           --                       37
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............       --            --                      --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............        97           --                       18
                           -------           ---                     ---
Net investment income
 (expense)..............       (82)          --                       19
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      (728)           15                     (18)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (1,305)          (14)                    383
  Capital gain
   distributions........       --            --                      --
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments.........    (2,033)            1                     365
                           -------           ---                     ---
Increase (decrease) in
 net assets from
 operations.............   $(2,115)            1                     384
                           =======           ===                     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            MFS Variable Insurance Trust                      Rydex Variable Trust
                         ------------------------------------------------------------------ -------------------------
                                                   MFS Investors MFS Investors     MFS
                                                   Growth Stock      Trust       Utility
                         MFS New Discovery Series     Series        Series        Series            OTC Fund
                         ------------------------- ------------- ------------- ------------ -------------------------
                                      Period from   Period from   Period from  Period from               Period from
                                      December 26,  January 23,  February 14,   March 14,                December 26,
                          Year ended    2000 to       2001 to       2001 to      2001 to     Year ended    2000 to
                         December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,
                             2001         2000         2001          2001          2001         2001         2000
                         ------------ ------------ ------------- ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $  --         --               3            35         2,118          --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type I (note 4)......       --         --             --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type II (note 4).....       148        --             136           219           652           77        --
                            ------        ---          -----        ------       -------       ------        ---
Net investment income
 (expense)..............      (148)       --            (133)         (184)        1,466          (77)       --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (261)        15           (319)         (331)       (4,518)        (710)        10
 Unrealized appreciation
  (depreciation) on
  investments...........     5,912        (13)         3,183        (1,568)      (30,109)        (657)       (10)
 Capital gain
  distributions.........        23        --              34           190         5,580          --         --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments.........     5,674          2          2,898        (1,709)      (29,047)      (1,367)       --
                            ------        ---          -----        ------       -------       ------        ---
Increase (decrease) in
 net assets from
 operations.............    $5,526          2          2,765        (1,893)      (27,581)      (1,444)       --
                            ======        ===          =====        ======       =======       ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Alliance Variable Products Series Fund, Inc.
                             ---------------------------------------------------
                                                        Growth and
                                                          Income       Quasar
                             Premier Growth Portfolio   Portfolio    Portfolio
                             ------------------------- ------------ ------------
                                          Period from  Period from  Period from
                                          December 26, February 6,  February 8,
                              Year ended    2000 to      2001 to      2001 to
                             December 31, December 31, December 31, December 31,
                                 2001         2000         2001         2001
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............    $   --         --             865         --
  Expenses -- Mortality and
   expense risk charges --
    Type I (note 4)........        --         --             --          --
  Expenses -- Mortality and
   expense risk charges --
    Type II (note 4).......        478        --           1,268          87
                               -------        ---         ------        ----
Net investment income
 (expense).................       (478)       --            (403)        (87)
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................     (1,431)        15         (1,604)       (723)
  Unrealized appreciation
   (depreciation) on
   investments.............     (8,996)       (15)        (7,562)       (488)
  Capital gain
   distributions...........      4,460        --           6,702         391
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments...............     (5,967)       --          (2,464)       (820)
                               -------        ---         ------        ----
Increase (decrease) in net
 assets from operations....    $(6,445)       --          (2,867)       (907)
                               =======        ===         ======        ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                  --------------------------------------------------- ------------------------------------------------------
                                                           AIM V.I.                   Long-Term     High Yield  Total Return
                      AIM V.I. Capital        AIM V.I.      Value     Foreign Bond U.S. Government     Bond         Bond
                      Appreciation Fund     Growth Fund      Fund      Portfolio   Bond Portfolio   Portfolio    Portfolio
                  ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                               Period from  Period from  Period from                 Period from   Period from  Period from
                               December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                   Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                  December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                      2001         2000         2001         2001         2001          2001           2001         2001
                  ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $   --         --             186          185        119           1,668          1,655        1,664
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....       --         --             --           --         --              --             --           --
 Expenses --
  Mortality and
  expense risk
  charges -- Type
  II (note 4)....       308        --             321          488         25             255            150          275
                    -------        ---         ------       ------        ---          ------         ------       ------
Net investment
 income
 (expense).......      (308)       --            (135)        (303)        94           1,413          1,505        1,389
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,557)        15         (1,284)      (1,319)        16              34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,874)       (14)        (6,274)      (5,561)        35          (4,415)          (875)      (1,726)
 Capital gain
  distributions..     7,510        --             --         2,806        --            3,287            --         2,082
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (2,921)         1         (7,558)      (4,074)        51          (1,094)        (1,075)         432
                    -------        ---         ------       ------        ---          ------         ------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(3,229)         1         (7,693)      (4,377)       145             319            430        1,821
                    =======        ===         ======       ======        ===          ======         ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                   ----------------------------------------------------------------------------------------------------------
                          S&P 500 Index Fund                    Money Market Fund                  Total Return Fund
                   -----------------------------------  -----------------------------------  --------------------------------
                        Year ended December 31,              Year ended December 31,            Year ended December 31,
                   -----------------------------------  -----------------------------------  --------------------------------
                       2001         2000       1999        2001        2000         1999        2001       2000       1999
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $     41,037      20,083     11,612     261,435      364,565     223,302      17,205     85,613     57,566
 Net realized
  gain (loss)....      (241,043)    369,151    367,307         --           --            3     (69,715)    33,478     10,066
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (1,390,103) (1,654,687)   797,281         --           --           (3)   (168,952)  (117,815)   319,427
 Capital gain
  distributions..       142,797     197,387     82,915         --           --          --       22,821    175,795    102,400
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from
   operations....    (1,447,312) (1,068,066) 1,259,115     261,435      364,565     223,302    (198,641)   177,071    489,459
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums....     3,715,507   3,412,694  2,348,331  10,363,439   13,180,675   7,117,726     473,317    333,781    251,092
 Loan interest...        (5,026)     (5,227)      (199)     (1,929)      (6,351)        132      (1,352)       (65)      (279)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..        (3,222)    (12,065)   (10,568)    (18,829)        (649)        --      (14,229)       --     (16,660)
 Surrenders......      (343,512)   (367,160)  (226,385)   (525,461)    (291,605)   (143,091) (2,358,024)   (45,274)   (23,097)
 Loans...........      (118,177)    (33,079)  (147,819)   (416,073)    (441,223)   (382,888)    (66,062)   (29,824)   (24,984)
 Cost of
  insurance and
  administrative
  expense (note
  4).............    (1,287,498)   (961,590)  (761,285)   (973,595)    (700,630)   (488,436)   (445,803)  (403,065)  (406,244)
 Transfer gain
  (loss) and
  transfer fees..        (8,482)      1,907     (1,620)     28,566        4,166      (7,217)        468     (1,634)      (706)
 Transfers (to)
  from the
  Guarantee
  Account........           --           96        --          --           --          --          --         --         --
 Interfund
  transfers......       765,706     808,447    702,040  (6,345,494) (10,036,753) (5,024,217)     29,095     67,090    (27,330)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     2,715,296   2,844,023  1,902,495   2,110,624    1,707,630   1,072,009  (2,382,590)   (78,991)  (248,208)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets......     1,267,984   1,775,957  3,161,610   2,372,059    2,072,195   1,295,311  (2,581,231)    98,080    241,251
Net assets at
 beginning of
 year............    10,245,247   8,469,290  5,307,680   7,439,097    5,366,902   4,071,591   4,417,034  4,318,954  4,077,703
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end
 of period.......  $ 11,513,231  10,245,247  8,469,290   9,811,156    7,439,097   5,366,902   1,835,803  4,417,034  4,318,954
                   ============  ==========  =========  ==========  ===========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                       Real Estate Securities
                          International Equity Fund             Fund                Global Income Fund
                          ---------------------------  -------------------------  ------------------------
                                                                                   Year ended December
                           Year ended December 31,     Year ended December 31,             31,
                          ---------------------------  -------------------------  ------------------------
                            2001      2000     1999     2001     2000     1999     2001     2000     1999
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,329      (332)    (654)  27,361   21,293   20,269     (953)    (475)    858
 Net realized gain
  (loss)................   (23,637)    6,362    5,881   21,020   (2,380) (14,908)    (439)  (1,161)   (128)
 Unrealized appreciation
  (depreciation) on
  investments...........   (69,841) (103,450)  34,706   25,627  129,283  (10,218)  (2,041)     548  (4,715)
 Capital gain
  distributions.........     1,787    53,038   16,048    9,374    2,638    1,216      --       --       95
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (90,362)  (44,382)  55,981   83,382  150,834   (3,641)  (3,433)  (1,088) (3,890)
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
From capital
 transactions:
 Net premiums...........   163,122   137,598  152,398  180,106  134,428  121,762   49,071   28,092  23,325
 Loan interest..........        94        (1)      14      (39)      28       47      --       --      --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --        --    (7,573)  (5,470)     --   (11,787)     --       --      --
 Surrenders.............     1,521   (23,625)     (86) (27,417)  (7,402)  (1,244)    (231)     --   (1,142)
 Loans..................    (2,509)   (2,706) (24,626)  (1,285)  (6,672) (51,101)    (168)     --      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (35,400)  (28,911)     (40) (94,415) (54,400)     (90) (13,499)  (8,183) (5,884)
 Transfer gain (loss)
  and transfer fees.....      (407)    2,417      --      (120)      71      --        12       (5)     66
 Transfers (to) from the
  Guarantee Account.....       --        --       --       --       --       --       --       --      --
 Interfund transfers....    25,090    60,560  (27,880) 129,420   68,374   22,778    3,620   (1,609) 37,663
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   151,511   145,332   92,207  180,780  134,427   80,365   38,805   18,295  54,028
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets.............    61,149   100,950  148,188  264,162  285,261   76,724   35,372   17,207  50,138
Net assets at beginning
 of year................   364,887   263,937  115,749  706,031  420,770  344,046  103,476   86,269  36,131
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Net assets at end of
 period.................  $426,036   364,887  263,937  970,193  706,031  420,770  138,848  103,476  86,269
                          ========  ========  =======  =======  =======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund           Income Fund               U.S. Equity Fund
                          ----------------------------  -------------------------  -----------------------------
                           Year ended December 31,      Year ended December 31,      Year ended December 31,
                          ----------------------------  -------------------------  -----------------------------
                             2001      2000     1999     2001     2000     1999      2001       2000      1999
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,957    2,661    1,738   31,953   29,038   18,370        349      2,850      223
 Net realized gain
  (loss)................      11,651   12,924   14,236    8,257   (1,516)     (78)   (38,750)    11,564    2,835
 Unrealized appreciation
  (depreciation) on
  investments...........     (51,905)  26,637   22,084    4,061   18,549  (28,051)   (64,708)   (73,997)   6,670
 Capital gain
  distributions.........      49,463   26,834      --       --       --       662      4,651     47,509   10,093
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........      11,166   69,056   38,058   44,271   46,071   (9,097)   (98,458)   (12,074)  19,821
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........     440,256  261,618  219,094  218,541   91,288   68,061    339,189  1,015,166  137,612
 Loan interest..........         720     (171)     (57)     241       60       11     (3,354)        (4)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (9,928) (11,287) (10,051)     --    (2,340)     --        (413)       --       --
 Surrenders.............      (6,251)    (995)  (4,932) (19,467) (11,208)  (3,866)    (7,880)       (48)    (462)
 Loans..................      (4,587)  (2,425) (20,880) (65,525)  (8,163)  (2,087)    (8,626)  (245,449)     --
 Cost of insurance and
  administrative expense
  (note 4)..............    (122,026) (61,515) (40,864) (62,355) (37,715) (34,405)  (110,537)   (57,642) (26,579)
 Transfer gain (loss)
  and transfer fees.....      (5,375)  (7,220)  (8,769)     540     (391)    (166)    (3,744)   (39,714)  (9,921)
 Transfers (to) from the
  Guarantee Account.....         --       --       --       --       --       --         --         --       --
 Interfund transfers....     314,907  (12,847) 167,398  109,924   60,679  (45,407)   142,407    111,757   38,985
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     607,716  165,158  300,939  181,899   92,210  (17,859)   347,042    784,066  139,635
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............     618,882  234,214  338,997  226,170  138,281  (26,956)   248,584    813,349  168,918
Net assets at beginning
 of year................     785,557  551,343  212,346  544,869  406,588  433,544  1,033,212    219,863   50,945
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $1,404,439  785,557  551,343  771,039  544,869  406,588  1,281,796  1,033,212  219,863
                          ==========  =======  =======  =======  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------------
                                                               Value Equity   Small-Cap Value
                            Premier Growth Equity Fund             Fund         Equity Fund
                         ----------------------------------- ---------------- ----------------
                            Year ended         Period from     Period from      Period from
                           December 31,      June 9, 1999 to February 8, 2001 February 6, 2001
                         ------------------   December 31,   to December 31,  to December 31,
                           2001      2000         1999             2001             2001
                         ---------  -------  --------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  (4,635)  (1,657)         (95)            244               37
  Net realized gain
   (loss)...............   (31,948)   4,260          344            (235)             138
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (63,850) (64,695)      13,285             381            5,001
  Capital gain
   distributions........    27,619   34,574        4,011             --             2,827
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       operations.......   (72,814) (27,518)      17,545             390            8,003
                         ---------  -------      -------          ------          -------
From capital
 transactions:
  Net premiums..........   452,145  310,829       35,871          63,094           88,486
  Loan interest.........      (442)     (22)         --              --               --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --       --           --              --               --
    Surrenders..........    (6,043) (22,123)         --              --               --
    Loans...............   (22,764)  (7,398)         --              --            (1,095)
    Cost of insurance
     and administrative
     expense (note 4)...  (143,575) (57,487)      (5,472)         (6,363)          (8,524)
    Transfer gain (loss)
     and transfer fees..    (2,700)     227        1,248            (199)          (1,564)
    Transfers (to) from
     the Guarantee
     Account............       --       --           --              --               --
  Interfund transfers...   124,023  283,767       88,483          18,310           19,639
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   400,644  507,793      120,130          74,842           96,942
                         ---------  -------      -------          ------          -------
Increase (decrease) in
 net assets.............   327,830  480,275      137,675          75,232          104,945
Net assets at beginning
 of year................   617,950  137,675          --              --               --
                         ---------  -------      -------          ------          -------
Net assets at end of
 period................. $ 945,780  617,950      137,675          75,232          104,945
                         =========  =======      =======          ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Oppenheimer Variable Account Funds
                          --------------------------------------------------------------
                                 Bond Fund/VA            Capital Appreciation Fund/VA
                          ----------------------------  --------------------------------
                           Year ended December 31,         Year ended December 31,
                          ----------------------------  --------------------------------
                             2001      2000     1999       2001       2000       1999
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   53,360   45,734   18,170      (5,081)   (32,555)   (15,766)
 Net realized gain
  (loss)................         283  (17,389)  (1,863)    (57,828)   341,073    205,534
 Unrealized appreciation
  (depreciation) on
  investments...........       1,054    6,329  (29,542) (1,272,757)  (741,677) 1,083,816
 Capital gain
  distributions.........         --       --     2,165     521,076    340,197    130,214
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      54,697   34,674  (11,070)   (814,590)   (92,962) 1,403,798
                          ----------  -------  -------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........     189,923  154,114  148,327   1,071,529  1,083,344    823,296
 Loan interest..........        (546)    (422)      18      (4,811)    (2,064)      (802)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --      (711)     --      (12,006)       --      (3,528)
 Surrenders.............     (22,364) (29,789) (13,864)    (94,578)  (210,937)  (104,939)
 Loans..................      (2,681)  (6,652)    (838)    (75,457)   (41,303)   (44,498)
 Cost of insurance and
  administrative expense
  (note 4)..............    (103,621) (64,402) (63,471)   (471,327)  (358,047)  (302,052)
 Transfer gain (loss)
  and transfer fees.....         688     (231)     211      (2,636)     6,844       (383)
 Transfers (to) from the
  Guarantee Account.....         --       --       --          --         135        --
 Interfund transfers....     254,818    6,376  108,262     381,762    247,162    (28,758)
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     316,217   58,283  178,645     792,476    725,134    338,336
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     370,914   92,957  167,575     (22,114)   632,172  1,742,134
Net assets at beginning
 of year................     730,981  638,024  470,449   5,603,179  4,971,007  3,228,873
                          ----------  -------  -------  ----------  ---------  ---------
Net assets at end of
 period.................  $1,101,895  730,981  638,024   5,581,065  5,603,179  4,971,007
                          ==========  =======  =======  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------
                             Aggressive Growth Fund/VA             High Income Fund/VA
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2001         2000       1999       2001       2000       1999
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    13,079     (56,204)   (32,351)   278,714    202,953    114,888
 Net realized gain
  (loss)................     (867,864)  1,589,430    393,176    (64,193)   (51,805)    (9,827)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,024,100) (2,708,169) 2,690,916   (185,472)  (245,369)   (37,389)
 Capital gain
  distributions.........      759,549     272,808        --         --         --         --
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,119,336)   (902,135) 3,051,741     29,049    (94,221)    67,672
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,125,573   1,297,342    706,892    393,755    374,363    445,041
 Loan interest..........       (7,533)     (8,257)      (459)    (1,623)      (717)       890
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (500)     (5,763)    (2,341)       --         --        (215)
 Surrenders.............     (213,564)   (840,901)  (160,601)   (48,712)   (72,713)   (82,275)
 Loans..................     (170,906)   (104,373)  (187,114)   (35,396)    (6,121)   (44,238)
 Cost of insurance and
  administrative expense
  (note 4)..............     (458,349)   (457,737)  (345,495)  (208,105)  (153,413)  (170,939)
 Transfer gain (loss)
  and transfer fees.....           11     (48,749)    (9,130)     1,304         (7)    (1,499)
 Transfers (to) from the
  Guarantee Account.....          --          --         --         --          79         (4)
 Interfund transfers....      (97,295)  1,141,624   (235,950)    61,293    621,109     43,275
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      177,437     973,186   (234,198)   162,516    762,580    190,036
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   (1,941,899)     71,051  2,817,543    191,565    668,359    257,708
Net assets at beginning
 of year................    6,715,541   6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 4,773,642   6,715,541  6,644,490  2,972,240  2,780,675  2,112,316
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Oppenheimer Variable Account    Oppenheimer Variable Account Funds --
                              Funds (continued)                     Class 2 Shares
                         ----------------------------    -------------------------------------
                                                                               Main Street
                                                         Global Securities   Growth & Income
                         Multiple Strategies Fund/VA          Fund/VA            Fund/VA
                         ------------------------------  ------------------ ------------------
                           Year ended December 31,          Period from        Period from
                         ------------------------------  January 8, 2001 to January 8, 2001 to
                            2001       2000      1999    December 31, 2001  December 31, 2001
                         ----------  ---------  -------  ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   41,783     38,760   23,700          (450)              (559)
  Net realized gain
   (loss)...............    (16,984)     8,523   12,030        (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (74,627)   (56,039)  16,700        (2,527)            (2,536)
  Capital gain
   distributions........     69,177     67,524   43,483         2,295                --
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       operations.......     19,349     58,768   95,913        (2,715)            (3,938)
                         ----------  ---------  -------       -------            -------
From capital
 transactions:
  Net premiums..........    259,724    337,229  193,685       145,286            144,665
  Loan interest.........       (362)      (204)      (5)          --                 --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:                                                       --                 --
    Death benefits......        --         --      (253)          --                 --
    Surrenders..........   (189,587)   (53,311) (26,225)       (1,649)               --
    Loans...............     (3,177)    (8,792)  (8,254)       (1,703)               --
    Cost of insurance
     and administrative
     expense (note 4)...   (116,135)   (70,787) (68,019)      (15,634)           (19,487)
    Transfer gain (loss)
     and transfer fees..     (2,575)    (1,814)    (182)          327               (139)
    Transfers (to) from
     the Guarantee
     Account............        --         --       --            --                 --
  Interfund transfers...    115,190     70,636  (53,287)       58,488             53,086
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....     63,078    272,957   37,460       185,115            178,125
                         ----------  ---------  -------       -------            -------
Increase (decrease) in
 net assets.............     82,427    331,725  133,373       182,400            174,187
Net assets at beginning
 of year................  1,311,155    979,430  846,057           --                 --
                         ----------  ---------  -------       -------            -------
Net assets at end of
 period................. $1,393,582  1,311,155  979,430       182,400            174,187
                         ==========  =========  =======       =======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Variable Insurance Products Fund
                        -----------------------------------------------------------------------------------------------------
                           Equity-Income Portfolio                Growth Portfolio                 Overseas Portfolio
                        --------------------------------  ----------------------------------  -------------------------------
                           Year ended December 31,            Year ended December 31,            Year ended December 31,
                        --------------------------------  ----------------------------------  -------------------------------
                           2001       2000       1999        2001        2000        1999       2001       2000       1999
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $   74,342     65,482     51,476     (55,883)    (64,333)    (42,481)    91,586     20,736     15,836
 Net realized gain
  (loss)..............     (18,170)    73,790    273,786    (617,911)    398,024     453,879   (138,056)    57,421    112,501
 Unrealized
  appreciation
  (depreciation) on
  investments.........    (877,761)   (25,951)  (193,819) (1,874,368) (2,754,089)  1,452,235   (619,667)  (896,242)   685,935
 Capital gain
  distributions.......     363,289    432,830    224,259     662,803   1,130,176     864,641    167,022    249,470     53,190
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   operations.........    (458,300)   546,151    355,702  (1,885,359) (1,290,222)  2,728,274   (499,115)  (568,615)   867,462
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums.........   1,118,104  1,462,253  1,437,479   1,529,238   2,000,171   1,388,701    331,330    299,243    364,398
 Loan interest........     (11,426)    (2,861)       956      (8,246)     (6,381)     (4,205)    (2,307)      (862)      (189)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......      (1,602)   (44,417)   (26,021)       (479)     (5,738)    (14,970)    (1,189)       --      (3,758)
 Surrenders...........    (194,252)  (333,879)  (195,718)   (331,207)   (508,978)   (438,334)   (71,236)  (175,642)   (92,920)
 Loans................     (97,491)   (33,487)  (150,364)    (72,721)   (128,213)   (133,503)   (26,364)   (35,474)   (37,514)
 Cost of insurance and
  administrative
  expense (note 4)....    (606,262)  (491,665)  (579,765)   (764,274)   (685,241)   (614,236)  (145,824)  (155,987)  (164,565)
 Transfer gain (loss)
  and transfer fees...      (3,345)    (6,693)    (4,942)     14,290        (442)    (14,687)    (1,352)     3,634     (2,197)
 Transfers (to) from
  the Guarantee
  Account.............         --          85        --          --          208         --         --         344        --
 Interfund transfers..     265,741   (254,327)  (644,610)    (63,123)    206,956    (344,635)   (41,347)   (38,525)   (89,327)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......     469,467    295,009   (162,985)    303,478     872,342    (175,869)    41,711   (103,269)   (26,072)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets...........      11,167    841,160    192,717  (1,581,881)   (417,880)  2,552,405   (457,404)  (671,884)   841,390
Net assets at
 beginning of year....   7,746,965  6,905,805  6,713,088   9,960,778  10,378,658   7,826,253  2,213,423  2,885,307  2,043,917
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 period...............  $7,758,132  7,746,965  6,905,805   8,378,897   9,960,778  10,378,658  1,756,019  2,213,423  2,885,307
                        ==========  =========  =========  ==========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                                     Fund --
                                 Service Class 2                      Variable Insurance Products Fund II
                        --------------------------------- -----------------------------------------------------------------
                         Equity-Income
                           Portfolio     Growth Portfolio    Asset Manager Portfolio            Contrafund Portfolio
                        ---------------- ---------------- -------------------------------  --------------------------------
                          Period from      Period from
                        January 24, 2001 January 24, 2001    Year ended December 31,          Year ended December 31,
                        to December 31,  to December 31,  -------------------------------  --------------------------------
                              2001             2001         2001       2000       1999       2001        2000       1999
                        ---------------- ---------------- ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........      $   (650)         (1,483)       150,241    123,489    119,444      5,207     (23,339)   (11,736)
 Net realized gain
  (loss)..............        (1,555)         (4,153)       (92,739)    23,604     64,747   (250,115)    120,743    354,876
 Unrealized
  appreciation
  (depreciation) on
  investments.........        (1,137)        (15,912)      (351,254)  (739,967)    89,931   (758,337) (1,216,788)   425,779
 Capital gain
  distributions.......            86              30         67,666    370,224    195,289    167,353     632,524    135,201
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   operations.........        (3,256)        (21,518)      (226,086)  (222,650)   469,411   (835,892)   (486,860)   904,120
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums.........       182,605         304,507        419,495    490,848    477,913  1,165,439   2,063,887  1,028,819
 Loan interest........           --              --          (2,904)       255       (525)    (6,427)     (1,762)    (1,317)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......           --              --          (1,952)   (10,608)    (2,250)   (15,585)        --         --
 Surrenders...........        (1,595)           (726)      (297,502)  (360,416)  (104,369)  (180,932)   (278,017)  (127,334)
 Loans................           (83)         (2,211)        (8,657)  (109,631)   (33,108)   (43,956)    (89,473)   (45,515)
 Cost of insurance and
  administrative
  expense (note 4)....       (17,063)        (34,692)      (275,158)  (262,101)  (282,330)  (561,176)   (455,295)  (391,276)
 Transfer gain (loss)
  and transfer fees...        (2,452)            420          4,408      1,942     (1,929)    (6,607)    (11,573)   (12,817)
 Transfers (to) from
  the Guarantee
  Account.............           --              --             --         --         --         --          129        --
 Interfund transfers..        93,570         187,635        (35,466)     7,464   (188,976)   193,659     489,400        179
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......       254,982         454,933       (197,736)  (242,247)  (135,574)   544,415   1,717,296    450,739
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets...........       251,726         433,415       (423,822)  (464,897)   333,837   (291,477)  1,230,436  1,354,859
Net assets at
 beginning of year....           --              --       4,505,303  4,970,200  4,636,363  6,217,155   4,986,719  3,631,860
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Net assets at end of
 period...............      $251,726         433,415      4,081,481  4,505,303  4,970,200  5,925,678   6,217,155  4,986,719
                            ========         =======      =========  =========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                            Fund II -- Service Class 2                Variable Products Fund III
                          ------------------------------ ----------------------------------------------------------
                                                                                           Growth Opportunities
                               Contrafund Portfolio       Growth & Income Portfolio             Portfolio
                          ------------------------------ ------------------------------  --------------------------
                           Year ended     Period from
                          December 31, December 26, 2000   Year ended December 31,       Year ended December 31,
                          ------------  to December 31,  ------------------------------  --------------------------
                              2001           2000          2001       2000       1999     2001      2000     1999
                          ------------ ----------------- ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (507)         --             6,770      1,703    (1,877)  (1,456)    2,240      317
 Net realized gain
  (loss)................        (796)          15          (48,530)     5,240    28,022  (47,931)  (20,425)  10,345
 Unrealized appreciation
  (depreciation) on
  investments...........       2,083          (14)        (134,587)  (104,078)   21,930  (19,350) (101,453)  (1,242)
 Capital gain
  distributions.........           3          --            51,628     60,673     5,692      --     28,489    5,663
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   operations...........         783            1         (124,719)   (36,462)   53,767  (68,737)  (91,149)  15,083
                            --------          ---        ---------  ---------  --------  -------  --------  -------
From capital
 transactions:
 Net premiums...........     177,998           47          456,163    602,839   444,542  181,609   169,666  160,164
 Loan interest..........         --           --              (180)       (26)       11     (211)       (7)    (114)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --           (14,248)   (10,246)      --    (3,491)      --       --
 Surrenders.............         (97)         --           (57,727)      (991)  (12,518) (17,866)  (11,073)  (1,860)
 Loans..................         --           --           (24,862)    (3,457)   (1,076)   5,378    (2,686)    (479)
 Cost of insurance and
  administrative expense
  (note 4)..............     (22,266)         (15)        (201,914)  (147,027) (107,292) (64,050)  (57,881) (54,942)
 Transfer gain (loss)
  and transfer fees.....         174            1            1,017     (9,573)   (9,848)     329    (7,620)      14
 Transfers (to) from the
  Guarantee Account.....         --           --               --         --        --       --        --       --
 Interfund transfers....      35,345          --            34,649     49,174    59,059   (8,050)  (57,345)  45,257
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     191,154           33          192,898    480,693   372,878   93,648    33,054  148,040
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets.............     191,937           34           68,179    444,231   426,645   24,911   (58,095) 163,123
Net assets at beginning
 of year................          34          --         1,280,280    836,049   409,404  391,354   449,449  286,326
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Net assets at end of
 period.................    $191,971           34        1,348,459  1,280,280   836,049  416,265   391,354  449,449
                            ========          ===        =========  =========  ========  =======  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III --
                                                 Service Class 2
                                 ----------------------------------------------
                                                                Growth & Income
                                       Mid Cap Portfolio           Portfolio
                                 ------------------------------ ---------------
                                                                  Period from
                                                 Period from      January 18,
                                  Year ended  December 26, 2000     2001 to
                                 December 31,  to December 31,   December 31,
                                     2001           2000             2001
                                 ------------ ----------------- ---------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................   $  (277)          --                (388)
  Net realized gain (loss)......      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments..................     5,221           (13)              (800)
  Capital gain distributions....       --            --                   3
                                   -------           ---            -------
      Increase (decrease) in net
       assets from operations...     4,747             2             (1,644)
                                   -------           ---            -------
From capital transactions:
  Net premiums..................    93,186            47            104,157
  Loan interest.................       --            --                 --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits..............       --            --                 --
    Surrenders..................       --            --                 --
    Loans.......................       --            --                 --
    Cost of insurance and
     administrative expense
     (note 4)...................   (10,455)          (15)           (11,954)
    Transfer gain (loss) and
     transfer fees..............    (1,637)          --                (763)
    Transfers (to) from the
     Guarantee Account..........       --            --                 --
  Interfund transfers...........    32,364           --              27,502
                                   -------           ---            -------
      Increase (decrease) in net
       assets from capital
       transactions.............   113,458            32            118,942
                                   -------           ---            -------
Increase (decrease) in net
 assets.........................   118,205            34            117,298
Net assets at beginning of
 year...........................        34           --                 --
                                   -------           ---            -------
Net assets at end of period.....   118,239            34            117,298
                                   =======           ===            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2001     2000     1999     2001     2000     1999
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  4,799    1,206      (64)  40,527   28,392   13,735
 Net realized gain
  (loss)................    (8,386)  (5,539)   8,624  (19,309) (12,093)  (2,384)
 Unrealized appreciation
  (depreciation) on
  investments...........   (44,740)   1,613  (17,252) (24,033) (51,127) (10,198)
 Capital gain
  distributions.........     4,548   16,824   32,275      --       --     1,345
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........   (43,779)  14,104   23,583   (2,815) (34,828)   2,498
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   204,398  207,940  253,145  121,671  138,080  127,454
 Loan interest..........      (180)      (2)     113        2        7      (48)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --    (4,163)     --       --       --       --
 Surrenders.............   (64,962) (19,904) (10,302) (15,555)    (859)  (4,636)
 Loans..................   (29,813)      21       37  (10,255)  (1,395)    (105)
 Cost of insurance and
  administrative expense
  (note 4)..............   (76,221) (64,533) (60,062) (49,338) (36,046) (26,844)
 Transfer gain (loss)
  and transfer fees.....     2,093     (172)  (4,143)     128     (299)     660
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   108,765  (27,455)  79,528   79,362  (37,371)  58,046
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   144,080   91,732  258,316  126,015   62,117  154,527
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   100,301  105,836  281,899  123,200   27,289  157,025
Net assets at beginning
 of year................   705,749  599,913  318,014  345,023  317,734  160,709
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $806,050  705,749  599,913  468,223  345,023  317,734
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                        Federated Insurance
                                                                            Series --
                           Federated Insurance Series (continued)         Service Shares
                         ---------------------------------------------- -------------------
                                                    International Small  High Income Bond
                             Utility Fund II          Company Fund II         Fund II
                         -------------------------  ------------------- -------------------
                                                        Period from         Period from
                         Year ended December 31,     February 6, 2001     March 27, 2001
                         -------------------------    to December 31,     to December 31,
                          2001     2000     1999           2001                2001
                         -------  -------  -------  ------------------- -------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $11,710    8,625    4,216           (34)               (118)
  Net realized gain
   (loss)............... (12,211)     973    3,277           (40)                (78)
  Unrealized
   appreciation
   (depreciation) on
   investments.......... (70,258) (57,701) (16,132)          404                (419)
  Capital gain
   distributions........     --     7,615   12,525           --                  --
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       operations....... (70,759) (40,488)   3,886           330                (615)
                         -------  -------  -------        ------              ------
From capital
 transactions:
  Net premiums.......... 122,890   73,940   89,180        21,728              17,541
  Loan interest.........     (17)     (25)     (68)          --                  --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......     --       --       --            --                  --
    Surrenders..........  (1,751)  (5,790)  (2,117)          --                  --
    Loans............... (21,789)  (1,351) (11,083)          --                  --
    Cost of insurance
     and administrative
     expense (note 4)... (39,623) (26,993) (27,107)         (556)             (3,143)
    Transfer gain (loss)
     and transfer fees..  (2,527)      27   (1,353)          157                (357)
  Transfers (to) from
   the Guarantee
   Account..............     --       --       --            --                  --
  Interfund transfers...  37,805   48,195   80,135           116              21,382
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....  94,988   88,003  127,587        21,445              35,423
                         -------  -------  -------        ------              ------
Increase (decrease) in
 net assets.............  24,229   47,515  131,473        21,775              34,808
Net assets at beginning
 of year................ 426,906  379,391  247,918           --                  --
                         -------  -------  -------        ------              ------
Net assets at end of
 period................. 451,135  426,906  379,391        21,775              34,808
                         =======  =======  =======        ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2001        2000       1999       2001        2000       1999
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,886)    (14,966)   (10,141)   (22,192)    (28,149)   (15,070)
 Net realized gain
  (loss)................    (525,268)      2,186     (6,385)  (640,911)     33,463    390,753
 Unrealized appreciation
  (depreciation) on
  investments...........     (54,181) (1,371,045)   405,230   (576,288) (1,302,238)    99,476
 Capital gain
  distributions.........         --      735,999    183,620    552,329     513,858    224,152
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (589,335)   (647,826)   572,324   (687,062)   (783,066)   699,311
                          ----------  ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     482,385     611,961    370,003    928,250   1,913,171    885,773
 Loan interest..........        (124)     (1,270)        92     (1,317)       (389)        49
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --          --         --      (2,553)     (2,978)        --
 Surrenders.............     (47,241)   (110,032)   (45,840)  (114,291)    (56,419)   (29,769)
 Loans..................     (18,127)    (35,753)   (19,152)   (40,844)    (17,073)   (10,722)
 Cost of insurance and
  administrative expense
  (note 4)..............    (168,872)   (167,382)  (124,312)  (455,410)   (349,953)  (238,219)
 Transfer gain (loss)
  and transfer fees.....       4,836       4,196      1,435    (10,598)     (6,464)    (2,742)
 Transfers (to) from the
  Guarantee Account.....         --          --          (4)       --          --          (4)
 Interfund transfers....      82,119    (253,290)   400,632    500,590     403,555     96,272
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     334,976      48,430    582,854    803,827   1,883,450    700,638
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.............    (254,359)   (599,396) 1,155,178    116,765   1,100,384  1,399,949
Net assets at beginning
 of year................   1,725,177   2,324,573  1,169,395  4,326,839   3,226,455  1,826,506
                          ----------  ----------  ---------  ---------  ----------  ---------
Net assets at end of
 period.................  $1,470,818   1,725,177  2,324,573  4,443,604   4,326,839  3,226,455
                          ==========  ==========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    PBHG Insurance Series Fund, Inc.
                          ----------------------------------------------------------
                                PBHG Large Cap
                               Growth Portfolio          PBHG Growth II Portfolio
                          ----------------------------  ----------------------------
                           Year ended December 31,       Year ended December 31,
                          ----------------------------  ----------------------------
                            2001       2000     1999      2001      2000      1999
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (5,924)   (3,470)    (815)   (5,539)    (6,440)    (979)
 Net realized gain
  (loss)................   (126,586)   26,713    5,563  (317,919)   (39,454)  34,202
 Unrealized appreciation
  (depreciation) on
  investments...........   (194,777) (140,754)  71,826  (176,939)  (379,884)  81,393
 Capital gain
  distributions.........        --     16,716      --        --      24,260      --
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........   (327,287) (100,795)  76,574  (500,397)  (401,518) 114,616
                          ---------  --------  -------  --------  ---------  -------
From capital
 transactions:
 Net premiums...........    324,499   251,415   50,946   234,038    408,658   57,283
 Loan interest..........       (504)     (318)    (132)     (163)       (19)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --        --       --    (16,064)       --       --
 Surrenders.............    (13,885)   (8,368)  (2,203)   (3,643)   (12,942)  (6,046)
 Loans..................    (24,922)   (2,622)    (336)  (13,168)        21      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (126,880)  (55,642) (20,936)  (87,140)   (59,614) (13,614)
 Transfer gain (loss)
  and transfer fees.....     (7,189)     (639)    (882)      789     20,256      (29)
 Transfers (to) from the
  Guarantee Account.....        --        --       --        --         --       --
 Interfund transfers....    182,683   520,503   14,590   166,207    724,334   60,751
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    333,802   704,329   41,047   280,856  1,080,694   98,345
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets.............      6,515   603,534  117,621  (219,541)   679,176  212,961
Net assets at beginning
 of year................    799,510   195,976   78,355   961,015    281,839   68,878
                          ---------  --------  -------  --------  ---------  -------
Net assets at end of
 period.................  $ 806,025   799,510  195,976   741,474    961,015  281,839
                          =========  ========  =======  ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $   (39,597)    (66,159)    33,562     (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
 Net realized
  gain (loss)....   (2,163,009)  1,590,590    861,331    (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     (945,349) (6,150,760) 3,141,869  (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..          --    1,036,376    111,141      16,402     582,454     21,779      21,135     873,121        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations......   (3,147,955) (3,589,953) 4,147,903  (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums....    1,615,157   2,593,333  1,082,138   1,545,485   2,720,659  1,295,975   1,902,711   3,876,978  1,535,217
 Loan interest...       (4,092)     (4,263)    (1,654)     (2,082)     (2,643)       (37)     (2,953)     (3,126)    (1,750)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity
 Death benefits..       (3,010)    (25,424)    (6,162)    (14,408)        --      (5,481)    (11,145)    (28,708)   (24,630)
 Surrenders......     (243,562)   (376,000)  (129,518)   (245,713)   (246,021)  (115,738)   (352,727)   (543,262)  (104,073)
 Loans...........     (106,022)   (162,782)  (154,373)    (85,943)   (103,157)   (48,269)   (107,938)   (111,625)   (77,866)
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (641,796)   (705,131)  (385,151)   (649,561)   (577,235)  (383,988)   (878,111)   (814,036)  (598,888)
 Transfer gain
  (loss) and
  transfer fees..       34,140       6,165     24,215      (1,966)      4,808      8,881       7,048     (10,924)     4,454
 Transfers (to)
  from the
  Guarantee
  Account........          --           76        --          --          136        --          --           43        --
 Interfund
  transfers......     (384,463)  1,321,543  1,428,558    (160,612)    329,279  1,134,259    (227,079)    845,226    163,874
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..      266,352   2,647,517  1,858,053     385,200   2,125,826  1,885,602     329,806   3,210,566    896,338
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets......   (2,881,603)   (942,436) 6,005,956  (1,647,731)    735,110  3,595,771  (2,225,622)  1,121,554  4,533,063
Net assets at
 beginning of
 year............    7,595,526   8,537,962  2,532,006   7,688,954   6,953,844  3,358,073  10,754,842   9,633,288  5,100,225
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net assets at end
 of period.......  $ 4,713,923   7,595,526  8,537,962   6,041,223   7,688,954  6,953,844   8,529,220  10,754,842  9,633,288
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------------------
                                                                Flexible Income            International Growth
                                Balanced Portfolio                 Portfolio                     Portfolio
                          --------------------------------  -------------------------  -------------------------------
                             Year ended December 31,        Year ended December 31,       Year ended December 31,
                          --------------------------------  -------------------------  -------------------------------
                             2001       2000       1999      2001     2000     1999      2001       2000       1999
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   35,248     15,911     31,242   11,581    3,545   11,342     (8,438)   (11,591)    (5,997)
 Net realized gain
  (loss)................     (31,657)    99,542     79,219    3,126   (3,171)  (1,786)  (248,523)   242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........    (345,870)  (526,341)   321,542      518    6,251   (8,109)  (518,693)  (990,444)   923,354
 Capital gain
  distributions.........      67,312    288,437        --    14,150    7,790      566     18,619    133,743        --
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (274,967)  (122,451)   432,003   29,375   14,415    2,013   (757,035)  (625,872)   971,511
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,373,979  2,146,366    542,890  172,767   93,871   47,950    803,114    815,490    299,992
 Loan interest..........      (3,730)      (159)      (227)    (134)     (49)     --      (2,914)      (798)       (36)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (743)      (834)       --       --    (9,904)     --      (2,191)    (4,447)       --
 Surrenders.............     (67,646)   (75,731)   (27,562) (47,768)    (339)  (4,556)   (28,009)   (40,049)   (17,243)
 Loans..................    (114,790)    (6,129)    (6,685) (17,845)  (3,411)     --     (66,806)   (14,621)   (24,736)
 Cost of insurance and
  administrative expense
  (note 4)..............    (461,382)  (263,344)  (186,241) (43,837) (25,627) (21,676)  (294,056)  (229,236)  (113,927)
 Transfer gain (loss)
  and transfer fees.....      (6,939)    (1,864)      (275)     339     (141)     134     (5,906)       (27)      (177)
 Transfers (to) from the
  Guarantee Account.....         --         167        --       --       --       --         --         --         --
 Interfund transfers....     478,593    393,362    274,258   90,637   43,210   79,252    231,711    613,105    354,820
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,197,342  2,191,834    596,158  154,159   97,610  101,104    634,943  1,139,417    498,693
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     922,375  2,069,383  1,028,161  183,534  112,025  103,117   (122,092)   513,545  1,470,204
Net assets at beginning
 of year................   4,416,728  2,347,345  1,319,184  314,386  202,361   99,244  2,820,735  2,307,190    836,986
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $5,339,103  4,416,728  2,347,345  497,920  314,386  202,361  2,698,643  2,820,735  2,307,190
                          ==========  =========  =========  =======  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series (continued)
                                             ---------------------------------
                                             Capital Appreciation Portfolio
                                             ---------------------------------
                                                 Year ended December 31,
                                             ---------------------------------
                                                2001        2000       1999
                                             ----------  ----------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $   (8,596)     (3,607)    (7,224)
  Net realized gain (loss)..................   (389,507)    187,808     82,791
  Unrealized appreciation (depreciation) on
   investments..............................   (485,835) (1,022,359)   513,292
  Capital gain distributions................     25,976      23,952      5,853
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       operations...........................   (857,962)   (814,206)   594,712
                                             ----------  ----------  ---------
From capital transactions:
  Net premiums..............................    968,237   2,024,377    717,055
  Loan interest.............................     (1,779)       (778)       196
  Transfers (to) from the general account of
   GE Life and Annuity:
    Death benefits..........................    (15,260)     (4,334)       --
    Surrenders..............................   (101,282)    (48,345)    (7,847)
    Loans...................................    (24,473)     (3,780)    (4,636)
    Cost of insurance and administrative
     expense (note 4).......................   (397,429)   (320,394)  (144,381)
    Transfer gain (loss) and transfer fees..      7,853      15,603     (9,482)
    Transfers (to) from the Guarantee
     Account................................        --            2        --
  Interfund transfers.......................   (210,102)    544,469    837,693
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       capital transactions.................    225,765   2,206,820  1,388,598
                                             ----------  ----------  ---------
Increase (decrease) in net assets...........   (632,197)  1,392,614  1,983,310
Net assets at beginning of year.............  3,608,148   2,215,534    232,224
                                             ----------  ----------  ---------
Net assets at end of period................. $2,975,951   3,608,148  2,215,534
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        Janus Aspen Series -- Service Shares
                    ----------------------------------------------------------------------------------------------------
                                                                                                            Capital
                                                                                          Aggressive      Appreciation
                    Global Life Sciences Portfolio         Global Technology Portfolio Growth Portfolio    Portfolio
                    -----------------------------------    --------------------------- ---------------- ----------------
                                         Period from                     Period from     Period from      Period from
                     Year ended        May 29, 2000 to      Year ended  May 4, 2000 to January 24, 2001 January 24, 2001
                    December 31,         December 31,      December 31,  December 31,  to December 31,  to December 31,
                        2001                 2000              2001          2000            2001             2001
                    ---------------    ----------------    ------------ -------------- ---------------- ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    $        (1,372)               (329)      (868)          430            (421)             (97)
 Net realized gain
  (loss)..........            (11,785)                268    (35,371)       (3,121)         (3,531)          (1,703)
 Unrealized
  appreciation
  (depreciation)
  on investments..            (21,957)             13,723    (26,150)      (58,896)        (15,833)          (5,044)
 Capital gain
  distributions...                --                  --         886           --              --               268
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   operations.....            (35,114)             13,662    (61,503)      (61,587)        (19,785)          (6,576)
                      ---------------      --------------    -------       -------         -------          -------
From capital
 transactions:
 Net premiums.....            108,333               6,124     88,650        31,857         124,909          122,926
 Loan interest....                (12)                --          (2)          --              --               --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...                --                  --         --            --              --               --
 Surrenders.......            (78,530)                --      (2,622)          --             (134)             --
 Loans............             (9,201)                --       4,544           --              --               --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............            (16,873)             (1,850)   (15,188)       (2,865)        (18,502)         (12,027)
 Transfer gain
  (loss) and
  transfer fees...                799                  50       (626)       (1,221)           (100)          (1,071)
 Transfers (to)
  from the
  Guarantee
  Account.........                --                  --         --            --              --               --
 Interfund
  transfers.......             30,827             179,502     (4,188)      169,898          30,315           19,510
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...             35,343             183,826     70,568       197,669         136,488          129,338
                      ---------------      --------------    -------       -------         -------          -------
Increase
 (decrease) in net
 assets...........                229             197,488      9,065       136,082         116,703          122,762
Net assets at
 beginning of
 year.............            197,488                 --     136,082           --              --               --
                      ---------------      --------------    -------       -------         -------          -------
Net assets at end
 of period........    $       197,717             197,488    145,147       136,082         116,703          122,762
                      ===============      ==============    =======       =======         =======          =======
                    Worldwide Growth
                       Portfolio
                    ----------------
                      Period from
                    January 24, 2001
                    to December 31,
                          2001
                    ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (465)
 Net realized gain
  (loss)..........       (2,767)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (9,532)
 Capital gain
  distributions...          202
                    ----------------
  Increase
   (decrease) in
   net assets from
   operations.....      (12,562)
                    ----------------
From capital
 transactions:
 Net premiums.....      118,480
 Loan interest....          --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...          --
 Surrenders.......          (45)
 Loans............          --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (18,421)
 Transfer gain
  (loss) and
  transfer fees...       (1,256)
 Transfers (to)
  from the
  Guarantee
  Account.........          --
 Interfund
  transfers.......       67,045
                    ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      165,803
                    ----------------
Increase
 (decrease) in net
 assets...........      153,241
Net assets at
 beginning of
 year.............          --
                    ----------------
Net assets at end
 of period........      153,241
                    ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Janus Aspen Series -- Service Shares (Continued)
                             -------------------------------------------------
                              International      Balanced
                             Growth Portfolio    Portfolio    Growth Portfolio
                             ---------------- --------------- ----------------
                               Period from      Period from     Period from
                             February 8, 2001 January 8, 2001 February 9, 2001
                             to December 31,  to December 31, to December 31,
                                   2001            2001             2001
                             ---------------- --------------- ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................     $   (317)          2,979            (471)
  Net realized gain (loss)..       (1,167)         (1,637)         (2,304)
  Unrealized appreciation
   (depreciation) on
   investments..............       (8,121)         (8,116)        (14,119)
  Capital gain
   distributions............          464           2,481             169
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       operations...........       (9,141)         (4,293)        (16,725)
                                 --------         -------         -------
From capital transactions:
  Net premiums..............       46,389         461,037          88,364
  Loan interest.............          --              --              --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........          --              --              --
    Surrenders..............          --           (2,029)            --
    Loans...................          --              --              --
    Cost of insurance and
     administrative expense
     (note 4)...............       (8,842)        (39,915)        (15,092)
    Transfer gain (loss) and
     transfer fees..........          655          (1,868)           (750)
    Transfers (to) from the
     Guarantee Account......          --              --              --
  Interfund transfers.......       84,668         149,570          74,307
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       capital
       transactions.........      122,870         566,795         146,829
                                 --------         -------         -------
Increase (decrease) in net
 assets.....................      113,729         562,502         130,104
Net assets at beginning of
 year.......................          --              --              --
                                 --------         -------         -------
Net assets at end of
 period.....................     $113,729         562,502         130,104
                                 ========         =======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Goldman Sachs Variable Insurance Trust
                         ------------------------------------------------------
                         Growth and Income Fund        Mid Cap Value Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           2001     2000     1999     2001      2000     1999
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   (256)    (119)    127      4,810    1,552    2,614
  Net realized gain
   (loss)...............   (3,274)     480     585     36,070  (24,105)      87
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (7,580)  (5,835)   (222)     3,206   73,668   (2,647)
  Capital gain
   distributions........      --       --      --      58,096   12,030      --
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       operations.......  (11,110)  (5,474)    490    102,182   63,145       54
                         --------  -------  ------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........   28,803   90,257  14,501    253,541  102,494   43,005
  Loan interest.........      (18)     (10)    --      (1,001)     (19)     --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......      --       --      --         --       --       --
    Surrenders..........     (752)     --     (171)    (1,594)  (2,292)     --
    Loans...............       63   (1,210)    --     (10,992)  (1,443)     --
    Cost of insurance
     and administrative
     expense (note 4)...  (14,523)  (7,347) (3,588)   (74,000) (15,516)  (5,287)
    Transfer gain (loss)
     and transfer fees..       33    1,036      (7)    (1,666)    (501)      14
    Transfers (to) from
     the Guarantee
     Account............      --       --      --         --       --       --
  Interfund transfers...     (797)  17,275    (350)   509,256  (92,118) 330,218
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   12,809  100,001  10,385    673,544   (9,395) 367,950
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets.............    1,699   94,527  10,875    775,726   53,750  368,004
Net assets at beginning
 of year................  115,835   21,308  10,433    514,962  461,212   93,208
                         --------  -------  ------  ---------  -------  -------
Net assets at end of
 period................. $117,534  115,835  21,308  1,290,688  514,962  461,212
                         ========  =======  ======  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Salomon Brothers Variable Series Funds Inc.
                             -------------------------------------------------
                              Strategic Bond Fund         Investors Fund
                             ------------------------  -----------------------
                              Year ended December       Year ended December
                                      31,                       31,
                             ------------------------  -----------------------
                               2001     2000    1999    2001     2000    1999
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $ 10,206   5,371   2,610      897    1,706     24
  Net realized gain (loss)..    1,040     490       3   (6,871)    (538)    22
  Unrealized appreciation
   (depreciation) on
   investments..............     (656)   (671) (1,908) (46,707)  (3,818)   232
  Capital gain
   distributions............      --      --      --     7,551   10,551    --
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       operations...........   10,590   5,190     705  (45,130)   7,901    278
                             --------  ------  ------  -------  -------  -----
From capital transactions:
  Net premiums..............  115,354  13,416  56,140   83,234   34,882  7,246
  Loan interest.............     (429)    --      --       (66)     --     --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........      --      --      --       --       --     --
    Surrenders..............      (51) (2,816)    --      (523)     --     --
    Loans...................    2,000     --      --       606      --     --
    Cost of insurance and
     administrative expense
     (note 4)...............  (20,135) (5,654) (2,890) (41,946)  (4,593)  (897)
    Transfer gain (loss) and
     transfer fees..........      281     (86)   (156)    (739)   2,261     36
    Transfers (to) from the
     Guarantee Account......      --      --      --       --       --     --
  Interfund transfers.......   93,331  33,334   1,755  412,197  324,070  1,695
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       capital
       transactions.........  190,351  38,194  54,849  452,763  356,620  8,080
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets.....................  200,941  43,384  55,554  407,633  364,521  8,358
Net assets at beginning of
 year.......................   98,938  55,554     --   374,409    9,888  1,530
                             --------  ------  ------  -------  -------  -----
Net assets at end of
 period..................... $299,879  98,938  55,554  782,042  374,409  9,888
                             ========  ======  ======  =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Salomon Brothers
                                                           Variable Series
                                                             Funds Inc.
                                                         ---------------------
                                                          Total Return Fund
                                                         ---------------------
                                                         Year ended December
                                                                 31,
                                                         ---------------------
                                                          2001    2000   1999
                                                         -------  -----  -----
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................... $ 1,035    183     23
  Net realized gain (loss)..............................     (93)  (785)    (1)
  Unrealized appreciation (depreciation) on
   investments..........................................    (356)  (349)   (37)
  Capital gain distributions............................     --     --     --
                                                         -------  -----  -----
    Increase (decrease) in net assets from operations...     586   (951)   (15)
                                                         -------  -----  -----
From capital transactions:
  Net premiums..........................................  41,452  6,591    344
  Loan interest.........................................     --     --     --
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.......................................     --     --     --
   Surrenders...........................................     --     --     --
   Loans................................................     --     --     --
   Cost of insurance and administrative expense (note
    4)..................................................  (5,469)  (967)  (216)
   Transfer gain (loss) and transfer fees...............     (55) 1,183      1
   Transfers (to) from the Guarantee Account............     --     --     --
  Interfund transfers...................................  18,047    205  1,008
                                                         -------  -----  -----
    Increase (decrease) in net assets from capital
     transactions.......................................  53,975  7,012  1,137
                                                         -------  -----  -----
Increase (decrease) in net assets.......................  54,561  6,061  1,122
Net assets at beginning of year.........................   7,183  1,122    --
                                                         -------  -----  -----
Net assets at end of period............................. $61,744  7,183  1,122
                                                         =======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                               -------------------------------------------------
                                                              Dreyfus Investment
                                                                Portfolios --
                                    The Dreyfus Socially       Emerging Markets
                               Responsible Growth Fund, Inc.      Portfolio
                               ------------------------------ ------------------
                                               Period from       Period from
                                Year ended  December 26, 2000   April 6, 2001
                               December 31,  to December 31,   to December 31,
                                   2001           2000               2001
                               ------------ ----------------- ------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................    $   (82)          --                   19
  Net realized gain (loss)...       (728)           15                 (18)
  Unrealized appreciation
   (depreciation) on
   investments...............     (1,305)          (14)                383
  Capital gain
   distributions.............        --            --                  --
                                 -------           ---              ------
    Increase (decrease) in
     net assets from
     operations..............     (2,115)            1                 384
                                 -------           ---              ------
From capital transactions:
  Net premiums...............     31,492            47               8,227
  Loan interest..............        --            --                  --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits...........        --            --                  --
    Surrenders...............     (1,444)          --                  --
    Loans....................        --            --                  --
    Cost of insurance and
     administrative expense
     (note 4)................     (5,039)          (15)             (1,045)
    Transfer gain (loss) and
     transfer fees...........          1             1                 (51)
    Transfers (to) from the
     Guarantee Account.......        --            --                  --
  Interfund transfers........      3,691           --                  517
                                 -------           ---              ------
    Increase (decrease) in
     net assets from capital
     transactions............     28,701            33               7,648
                                 -------           ---              ------
Increase (decrease) in net
 assets......................     26,586            34               8,032
Net assets at beginning of
 year........................         34           --                  --
                                 -------           ---              ------
Net assets at end of period..    $26,620            34               8,032
                                 =======           ===              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                                   MFS Investors       MFS
                                                   Growth Stock  Investors Trust MFS Utility
                         MFS New Discovery Series     Series         Series         Series
                         ------------------------- ------------- --------------- ------------
                                      Period from   Period from    Period from   Period from
                                      December 26,  January 23,   February 14,    March 14,
                          Year ended    2000 to       2001 to        2001 to       2001 to
                         December 31, December 31, December 31,   December 31,   December 31,
                             2001         2000         2001           2001           2001
                         ------------ ------------ ------------- --------------- ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............   $  (148)       --            (133)          (184)         1,466
  Net realized gain
   (loss)...............      (261)        15           (319)          (331)        (4,518)
  Unrealized
   appreciation
   (depreciation) on
   investments..........     5,912        (13)         3,183         (1,568)       (30,109)
  Capital gain
   distributions........        23        --              34            190          5,580
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       operations.......     5,526          2          2,765         (1,893)       (27,581)
                           -------        ---         ------         ------        -------
From capital
 transactions:
  Net premiums..........    42,247         47         62,346         57,502        151,260
  Loan interest.........       --         --             --             --             --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --         --             --             --             --
    Surrenders..........       --         --             --             --             --
    Loans...............       --         --             --             --            (968)
    Cost of insurance
     and administrative
     expense (note 4)...    (5,541)       (15)        (5,558)        (4,881)       (23,623)
    Transfer gain (loss)
     and transfer fees..       (28)         2           (263)           591            448
    Transfers (to) from
     the Guarantee
     Account............       --         --             --             --             --
  Interfund transfers...    24,739        --          14,701         21,467         89,620
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....    61,417         34         71,226         74,679        216,737
                           -------        ---         ------         ------        -------
Increase (decrease) in
 net assets.............    66,943         36         73,991         72,786        189,156
Net assets at beginning
 of year................        36        --             --             --             --
                           -------        ---         ------         ------        -------
Net assets at end of
 period.................   $66,979         36         73,991         72,786        189,156
                           =======        ===         ======         ======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Rydex Variable Trust       Alliance Variable Products Series Fund, Inc.
                          ------------------------- ---------------------------------------------------
                                                                               Growth and
                                                                                 Income       Quasar
                                  OTC Fund          Premier Growth Portfolio   Portfolio    Portfolio
                          ------------------------- ------------------------- ------------ ------------
                                       Period from               Period from  Period from  Period from
                                       December 26,              December 26, February 6,  February 8,
                           Year ended    2000 to     Year ended    2000 to      2001 to      2001 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2001         2000         2001         2000         2001         2001
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (77)       --            (478)       --            (403)         (87)
 Net realized gain
  (loss)................       (710)        10         (1,431)        15         (1,604)        (723)
 Unrealized appreciation
  (depreciation) on
  investments...........       (657)       (10)        (8,996)       (15)        (7,562)        (488)
 Capital gain
  distributions.........        --         --           4,460        --           6,702          391
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   operations...........     (1,444)       --          (6,445)       --          (2,867)        (907)
                            -------        ---        -------        ---        -------       ------
From capital
 transactions:
 Net premiums...........     18,451         31         76,621         47        298,144       18,293
 Loan interest..........        --         --             --         --             --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --         --             --         --             --           --
 Surrenders.............        --         --          (2,095)       --             --           --
 Loans..................       (966)       --          (2,271)       --             (85)         --
 Cost of insurance and
  administrative expense
  (note 4)..............     (3,557)       (10)        (9,569)       (15)       (31,212)      (3,938)
 Transfer gain (loss)
  and transfer fees.....        484          2             64          1           (458)          (8)
 Transfers (to) from the
  Guarantee Account.....        --         --             --         --             --           --
 Interfund transfers....      7,976        --          58,865        --         168,984       10,429
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     22,388         23        121,615         33        435,373       24,776
                            -------        ---        -------        ---        -------       ------
Increase (decrease) in
 net assets.............     20,944         23        115,170         33        432,506       23,869
Net assets at beginning
 of year................         23        --              33        --             --           --
                            -------        ---        -------        ---        -------       ------
Net assets at end of
 period.................    $20,967         23        115,203         33        432,506       23,869
                            =======        ===        =======        ===        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                   --------------------------------------------------- ------------------------------------------------------
                                                                                       Long-Term     High Yield  Total Return
                       AIM V.I. Capital        AIM V.I.     AIM V.I.   Foreign Bond U.S. Government     Bond         Bond
                       Appreciation Fund     Growth Fund   Value Fund   Portfolio   Bond Portfolio   Portfolio    Portfolio
                   ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                                Period from  Period from  Period from                 Period from   Period from  Period from
                                December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                    Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                   December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                       2001         2000         2001         2001         2001          2001           2001         2001
                   ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......    $   (308)      --            (135)        (303)          94         1,413          1,505        1,389
 Net realized
  gain (loss)....      (1,557)       15         (1,284)      (1,319)          16            34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....      (8,874)      (14)        (6,274)      (5,561)          35        (4,415)          (875)      (1,726)
 Capital gain
  distributions..       7,510       --             --         2,806          --          3,287            --         2,082
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from
   operations....      (3,229)        1         (7,693)      (4,377)         145           319            430        1,821
                     --------       ---        -------      -------       ------        ------         ------      -------
From capital
 transactions:
 Net premiums....      90,280        47         67,056      136,367        6,661        56,723         43,002       60,277
 Loan interest...         --        --             --           --           --            --             --           --
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..         --        --             --           --           --            --             --           --
 Surrenders......         --        --             --        (1,539)         --            --             --           --
 Loans...........         --        --             150          --           (84)          --             (56)         --
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (13,980)      (15)       (15,892)     (20,116)      (1,326)       (8,853)        (6,271)      (7,086)
 Transfer gain
  (loss) and
  transfer fees..        (322)        1            201          (81)          10        (1,195)          (135)         (46)
 Transfers (to)
  from the
  Guarantee
  Account........         --        --             --           --           --            --             --           --
 Interfund
  transfers......      24,915       --          39,292       42,628        2,587        51,636         10,856       58,827
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     100,893        33         90,807      157,259        7,848        98,311         47,396      111,972
                     --------       ---        -------      -------       ------        ------         ------      -------
Increase
 (decrease) in
 net assets......      97,664        34         83,114      152,882        7,993        98,630         47,826      113,793
Net assets at
 beginning of
 year............          34       --             --           --           --            --             --           --
                     --------       ---        -------      -------       ------        ------         ------      -------
Net assets at end
 of period.......    $ 97,698        34         83,114      152,882        7,993        98,630         47,826      113,793
                     ========       ===        =======      =======       ======        ======         ======      =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life and Annuity. GE Life and Annuity is a stock life insurance company -- operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
GE Investment Funds, Inc.:
  S&P 500 Index Fund.................................. $ 5,427,654 $ 2,547,789
  Money Market Fund...................................  18,531,789  15,979,462
  Total Return Fund...................................     633,152   2,984,209
  International Equity Fund...........................     222,361      66,460
  Real Estate Securities Fund.........................     449,311     230,952
  Global Income Fund..................................      55,592      17,515
  Mid-Cap Value Equity Fund...........................   1,083,042     423,767
  Income Fund.........................................     610,060     395,792
  U.S. Equity Fund....................................     606,322     255,336
  Premier Growth Equity Fund..........................     685,610     261,345
  Value Equity Fund...................................      80,336       6,883
  Small-Cap Value Equity Fund.........................     111,974      13,874
Oppenheimer Variable Account Funds:
  Bond Fund/VA........................................     701,906     318,680
  Capital Appreciation Fund/VA........................   2,280,698     974,204
  Aggressive Growth Fund/VA...........................   4,890,213   3,944,522
  High Income Fund/VA.................................     831,214     388,875
  Multiple Strategies Fund/VA.........................     621,302     447,656
  Global Securities Fund/VA...........................     209,395      23,986
  Main Street Growth & Income Fund/VA.................     201,029      23,354
Variable Insurance Products Fund:
  Equity-Income Portfolio.............................   2,514,998   1,615,882
  Growth Portfolio....................................   4,997,642   4,103,959
  Overseas Portfolio..................................     744,596     447,317
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio.............................     283,306      29,083
  Growth Portfolio....................................     504,573      51,039
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................     821,781     802,450
  Contrafund Portfolio................................   2,271,960   1,550,189
Variable Insurance Products Fund II -- Service Class
 2:
  Contrafund Portfolio................................     217,777      27,223
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................     609,442     358,016
  Growth Opportunities Portfolio......................     271,393     179,352
Variable Insurance Products Fund III -- Service Class
 2:
  Mid Cap Portfolio...................................     126,856      16,069
  Growth & Income Portfolio...........................     132,111      13,719

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Federated Insurance Series:
  American Leaders Fund II.............................. $  381,086 $  226,824
  High Income Bond Fund II..............................    276,940    110,561
  Utility Fund II.......................................    191,688     84,891
  International Small Company Fund II...................     22,005        589
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II..............................     38,757      3,434
Alger American Fund:
  Small Capitalization Portfolio........................  1,057,462    730,884
  LargeCap Growth Portfolio.............................  3,514,178  2,174,306
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.......................    904,717    577,173
  PBHG Growth II Portfolio..............................    789,761    515,135
Janus Aspen Series:
  Aggressive Growth Portfolio...........................  4,088,009  3,867,266
  Growth Portfolio......................................  2,336,645  1,973,759
  Worldwide Growth Portfolio............................  2,387,012  2,072,811
  Balanced Portfolio....................................  2,170,460    885,739
  Flexible Income Portfolio.............................    419,016    233,962
  International Growth Portfolio........................  2,481,001  1,833,059
  Capital Appreciation Portfolio........................  1,705,193  1,457,766
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    167,598    135,529
  Global Technology Portfolio...........................    158,157     87,640
  Aggressive Growth Portfolio...........................    156,932     20,771
  Capital Appreciation Portfolio........................    148,352     18,776
  Worldwide Growth Portfolio............................    185,948     23,442
  International Growth Portfolio........................    132,787      9,835
  Balanced Portfolio....................................    636,566     64,635
  Growth Portfolio......................................    164,257     17,956
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     38,980     26,437
  Mid Cap Value Fund....................................  1,138,685    400,427
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................    273,168     73,264
  Investors Fund........................................    629,083    167,802
  Total Return Fund.....................................     60,672      5,567
Dreyfus:
  The Dreyfus Socially Resposible Growth Fund, Inc. ....     37,373      8,743
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      7,119      1,049
MFS Variable Insurance Trust:
  MFS New Discovery Series..............................     65,517      5,956
  MFS Investors Growth Stock Series.....................     77,403      6,321
  MFS Investors Trust Series............................     79,833      5,109
  MFS Utility Series....................................    252,586     28,899

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Rydex Variable Trust:
  OTC Fund............................................... $   28,545 $    6,209
Alliance Variable Products Series Fund, Inc.:
  Premier Growth Portfolio...............................    140,055     14,419
  Growth and Income Portfolio............................    474,677     35,894
  Quasar Portfolio.......................................     28,524      5,026
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund.....................    121,455     15,198
  AIM V.I. Growth Fund...................................    105,130     16,060
  AIM V.I. Value Fund....................................    184,187     25,846
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio.................................      9,705      1,778
  Long-Term U.S. Government Bond Portfolio...............    112,682     10,849
  High Yield Bond Portfolio..............................     56,048      7,383
  Total Return Bond Portfolio............................    122,729      8,661

(4) Related Party Transaction

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds and .80% for the Small-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts, by type and by subaccount, from capital transactions with policyholders for each of the years or lesser periods in the three year period ended December 31, 2001 are as follows:

                                                    GE Investments Funds, Inc.
                     -------------------------------------------------------------------------------------------------
                          S&P 500              Money                 Total           International      Real Estate
                           Index               Market               Return              Equity          Securities
                           Fund                 Fund                 Fund                Fund              Fund
                     ------------------  -------------------  --------------------  ----------------  ----------------
                      Units   $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount  Units   $ Amount
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
Type I Units:
 Units Purchased....  15,661  $ 744,224   37,026  $  557,961    4,245  $   157,657   1,433  $ 24,206   5,331  $ 81,409
 Units Redeemed..... (15,798)  (750,728) (31,429)   (473,611) (11,331)    (420,907)   (963)  (16,303) (2,958)  (45,263)
 Units Exchanged....    (346)   (16,449)   7,179     108,179   (1,367)     (50,779) (1,909)  (32,237)   (912)  (13,928)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 1999..    (483) $ (22,953)  12,776  $  192,528   (8,453) $  (314,029) (1,439) $(24,334)  1,461  $ 22,218
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  11,079    706,803   84,019   1,476,976    3,501      142,502   2,397    39,071   5,567    73,027
 Units Redeemed..... (11,285)  (719,991) (31,988)   (562,304) (10,597)    (431,415)   (942)  (15,345) (3,402)  (44,625)
 Units Exchanged....  (2,389)  (152,370) (29,187)   (513,090)    (322)     (13,095)   (111)   (1,807) (2,358)  (30,935)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 2000..  (2,595) $(165,559)  22,844  $  401,581   (7,418) $  (302,007)  1,344  $ 21,919    (193) $ (2,532)
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  17,149    856,011   81,244   1,550,922    4,061      161,424   2,207    31,129   3,070    69,588
 Units Redeemed..... (11,921)  (595,054) (27,399)   (523,042) (69,874)  (2,776,932)   (570)   (8,031) (3,343)  (75,776)
 Units Exchanged....     109      5,418  (75,269) (1,436,855)     629       24,993    (160)   (2,261)  1,002    22,712
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended December 31,
 2001...............   5,337  $ 266,375  (21,424) $ (408,975) (65,184) $(2,590,515)  1,477  $ 20,837     729  $ 16,524
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                                              Mid-Cap                                              Premier
                         Global Income     Value Equity         Income         U.S. Equity      Growth Equity
                              Fund             Fund              Fund              Fund             Fund
                         ---------------  ----------------  ----------------  ---------------  ----------------
                         Units  $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount
                         -----  --------  ------  --------  ------  --------  -----  --------  ------  --------
Type I Units:
 Units Purchased........ 1,215  $12,987    1,407  $ 23,058   4,423  $ 45,880    302  $ 3,700      275  $  2,854
 Units Redeemed.........  (366)  (3,910)  (1,090)  (17,863) (3,534)  (36,656)  (113)  (1,387)     (69)     (714)
 Units Exchanged........    (3)     (29)   3,672    60,192  (4,367)  (45,305) 1,727   21,124    5,227    54,347
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   846  $ 9,048    3,989  $ 65,387  (3,478) $(36,081) 1,916  $23,436    5,433  $ 56,488
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........ 1,184   12,400    2,303    38,399   3,840    41,033    435    5,345    2,120    24,871
 Units Redeemed.........  (192)  (2,009)  (1,381)  (23,019) (4,751)  (50,769)  (184)  (2,264)  (2,385)  (27,975)
 Units Exchanged........  (104)  (1,089)    (741)  (12,362)     18       195    659    8,099    8,440    98,992
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   888  $ 9,302      181  $  3,018    (893) $ (9,542)   910  $11,180    8,175  $ 95,889
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........   174    1,855    3,788    65,476   3,415    38,507  3,340   39,247    4,507    44,290
 Units Redeemed.........  (252)  (2,690)  (1,089)  (18,828) (7,735)  (87,218)  (428)  (5,022)  (2,275)  (22,354)
 Units Exchanged........   --       --     4,146    71,658   2,462    27,761    844    9,927    1,117    10,972
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....   (78) $  (835)   6,845  $118,306  (1,858) $(20,950) 3,756  $44,152    3,349  $ 32,908
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Oppenheimer Variable Account Funds
                        ----------------------------------------------------------------------------------------------
                                              Capital                                                    Multiple
                                            Appreciation     Aggressive Growth      High Income         Strategies
                         Bond Fund/VA         Fund/VA             Fund/VA             Fund/VA            Fund/VA
                        ----------------  -----------------  -------------------  -----------------  -----------------
                        Units   $ Amount  Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
Type I Units:
 Units Purchased.......  3,765  $ 87,986     940  $ 487,166   10,658  $  612,713   8,672  $ 313,464   3,427  $ 114,003
 Units Redeemed........ (2,106)  (49,221)   (743)  (384,948) (11,460)   (658,798) (7,666)  (277,090) (2,798)   (93,086)
 Units Exchanged.......    109     2,556    (198)  (102,737)  (4,525)   (260,171) (1,264)   (45,699) (1,536)   (51,086)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 1999....  1,768  $ 41,321      (1) $    (519)  (5,327) $ (306,256)   (258) $  (9,325)   (907) $ (30,169)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  2,783    63,630   5,150    416,272  (16,055)    572,133   7,017    245,521   2,511     92,071
 Units Redeemed........ (2,768)  (63,277) (5,707)  (461,259)  36,280  (1,292,852) (5,501)  (192,506) (3,009)  (110,348)
 Units Exchanged.......   (302)   (6,915) (1,107)   (89,522) (19,382)    690,679  (3,148)  (110,110)   (291)   (10,666)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2000....   (287) $ (6,562) (1,664) $(134,509)     843  $  (30,040) (1,632) $ (57,095)   (789) $ (28,943)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  3,206    82,621   6,968    426,830    2,918     473,513   5,929    209,303   3,867    144,913
 Units Redeemed........ (2,539)  (65,430) (5,696)  (348,906)  (3,769)   (611,634) (6,047)  (213,471) (3,147)  (117,926)
 Units Exchanged.......  1,743    44,910   1,619     99,145       56       9,088   1,383     48,826   1,629     61,062
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2001....  2,410  $ 62,101   2,891  $ 177,069     (795) $ (129,033)  1,265  $  44,658   2,349  $  88,049
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                              Variable Insurance Products Fund                   Variable Insurance Products Fund II
                  -------------------------------------------------------------  --------------------------------------
                    Equity-Income                                Overseas          Asset Manager        Contrafund
                      Portfolio         Growth Portfolio         Portfolio           Portfolio           Portfolio
                  -------------------  --------------------  ------------------  ------------------  ------------------
                   Units    $ Amount    Units    $ Amount     Units   $ Amount    Units   $ Amount    Units   $ Amount
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
Type I Units:
 Units
  Purchased......  25,811  $1,138,293   13,506  $   832,621    8,226  $ 276,716   14,013  $ 418,518   20,627  $ 553,523
 Units Redeemed.. (19,540)   (861,743) (17,825)  (1,098,875)  (8,312)  (279,606) (13,866)  (414,135) (16,866)  (452,605)
 Units
  Exchanged...... (15,909)   (701,615) (10,368)    (639,186)  (3,401)  (114,405)  (6,414)  (191,557) (14,178)  (380,469)
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  (9,638) $ (425,066) (14,687) $  (905,440)  (3,487) $(117,295)  (6,267) $(187,174) (10,417) $(279,551)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  21,197     966,580    9,283      795,230    7,554    247,150   11,519    360,477   31,544    539,990
 Units Redeemed.. (18,006)   (821,065) (12,544)  (1,074,634)  (9,940)  (325,204) (22,731)  (711,365) (36,006)  (616,370)
 Units
  Exchanged......  (6,465)   (294,802)    (348)     (29,771)  (3,150)  (103,060)    (488)   (15,263)   2,239     38,326
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  (3,274) $ (149,288)  (3,609) $  (309,175)  (5,536) $(181,114) (11,700) $(366,152)  (2,223) $ (38,054)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  15,453     787,892   12,435      741,149   71,979    231,857   11,413    326,667   15,337    499,479
 Units Redeemed.. (13,771)   (702,127) (13,514)    (805,486) (57,261)  (184,450) (18,960)  (542,679) (13,439)  (437,660)
 Units
  Exchanged......   1,829      93,247   (1,903)    (113,402) (15,113)   (48,681)  (1,111)   (31,798)   2,747     89,443
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......   3,511  $  179,012   (2,982) $  (177,739)    (395) $  (1,274)  (8,658) $(247,810)   4,645  $ 151,262
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products
                                    Fund III                   Federated Insurance Series
                         ----------------------------------  ----------------------------------
                                               Growth
                         Growth & Income    Opportunities       American         High Income
                            Portfolio         Portfolio      Leaders Fund II    Bond Fund II
                         ----------------  ----------------  ----------------  ----------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  3,421  $ 62,857   2,186  $ 40,551   5,066  $ 81,805   2,703  $ 42,342
 Units Redeemed......... (2,413)  (44,331) (1,490)  (27,641) (2,476)  (39,986) (1,197)  (18,750)
 Units Exchanged........ (2,229)  (40,954) (1,296)  (24,037)    637    10,295   1,142    17,883
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... (1,221) $(22,429)   (600) $(11,126)  3,227  $ 52,114   2,648  $ 41,474
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  2,286    37,865   2,645    31,669   3,920    71,257   2,699    41,421
 Units Redeemed......... (2,012)  (33,327) (2,023)  (24,218) (2,546)  (46,281) (1,248)  (19,147)
 Units Exchanged........  2,146    35,547  (6,937)  (83,083)   (790)  (14,359)   (557)   (8,551)
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,420  $ 40,085  (6,315) $(75,632)    584  $ 10,617     894  $ 13,724
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  6,181    98,539   4,720    54,997   3,632    64,311   2,195    33,708
 Units Redeemed......... (3,050)  (48,621) (1,688)  (19,663) (1,950)  (34,533) (2,512)  (38,572)
 Units Exchanged........  1,687    26,887     364     4,241   1,524    26,979   3,005    46,149
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  4,818  $ 76,805   3,396  $ 39,575   3,206  $ 56,757   2,688  $ 41,285
                         ======  ========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                            Federated
                            Insurance
                             Series                                                  PBHG Insurance Series Fund,
                           (continued)             Alger American Fund                          Inc.
                         ----------------  --------------------------------------  ----------------------------------
                                                 Small                             PBHG Large Cap
                                            Capitalization         LargeCap            Growth        PBHG Growth II
                         Utility Fund II       Portfolio       Growth Portfolio       Portfolio         Portfolio
                         ----------------  ------------------  ------------------  ----------------  ----------------
                         Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  1,671  $ 31,884   14,158  $ 230,268   18,292  $ 340,244   1,496  $ 22,387   4,760  $ 25,675
 Units Redeemed......... (1,042)  (19,878)  (9,995)  (162,555)  (9,347)  (173,859)   (726)  (10,861) (2,582)  (13,927)
 Units Exchanged........    (83)   (1,586)  20,595    334,950  (15,368)  (285,849)    221     3,301    (137)     (737)
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....    546  $ 10,420   24,758  $ 402,663   (6,423) $(119,464)    991  $ 14,827   2,041  $ 11,011
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  1,956    30,314   13,261    230,638    7,544    244,920     913    25,091     770    26,180
 Units Redeemed......... (1,454)  (22,529) (13,845)  (240,804)  (5,991)  (194,501)   (757)  (20,800)   (643)  (21,863)
 Units Exchanged........   (613)   (9,504) (25,194)  (438,170)     692     22,452  11,038   303,390  10,917   371,379
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   (111) $ (1,720) (25,778) $(448,335)   2,245  $  72,872  11,194  $307,681  11,044  $375,696
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  2,719    45,464   12,697    173,758    9,656    260,628     875    31,750   1,247    32,605
 Units Redeemed......... (1,226)  (20,497)  (8,381)  (114,691)  (6,640)  (179,217) (1,076)  (39,023) (1,354)  (35,392)
 Units Exchanged........   (129)   (2,161)   4,191     57,353   13,059    352,458   2,253    81,707   5,754   150,347
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  1,364  $ 22,806    8,507  $ 116,420   16,075  $ 433,869   2,052  $ 74,434   5,647  $147,560
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Janus Aspen Series
                  -------------------------------------------------------------------------------------------------
                  Aggressive Growth                        Worldwide Growth        Balanced       Flexible Income
                      Portfolio       Growth Portfolio        Portfolio           Portfolio          Portfolio
                  ------------------  ------------------  -------------------  -----------------  ----------------
                   Units   $ Amount    Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
Type I Units:
 Units
  Purchased......  12,369  $ 446,648   16,689  $ 567,608   38,292  $  777,339   6,407  $ 137,139     251  $  3,514
 Units Redeemed.. (15,335)  (553,762) (12,129)  (412,522) (28,491)   (578,381) (5,730)  (122,642) (1,278)  (17,865)
 Units
  Exchanged......  25,088    906,003   18,674    635,144   (6,785)   (137,733)  8,897    190,396     208     2,904
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  22,122  $ 798,889   23,234  $ 790,230    3,016  $   61,225   9,574  $ 204,893    (819) $(11,447)
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  10,645    522,136   15,555    529,230   17,285     781,260   8,479    204,547   2,277    36,036
 Units Redeemed.. (14,568)  (714,486) (17,458)  (593,959) (23,801) (1,075,772) (7,070)  (170,551)   (790)  (12,503)
 Units
  Exchanged......   8,822    432,611  (17,549)  (597,070)   2,903     131,207   5,699    137,472  (1,291)  (20,431)
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......   4,899  $ 240,261  (19,452) $(661,800)  (3,613) $ (163,305)  7,108  $ 171,467     196  $  3,102
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  18,271    477,503   20,539    586,290   31,345     740,278  12,746    302,608   2,214    34,307
 Units Redeemed.. (19,579)  (511,688) (16,335)  (466,279) (30,516)   (720,710) (9,234)  (219,236)   (794)  (12,305)
 Units
  Exchanged......  (8,901)  (232,630)   1,312     37,455   (3,688)    (87,090)  8,654    205,437   1,425    22,093
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... (10,209) $(266,815)   5,516  $ 157,466   (2,859) $  (67,522) 12,166  $ 288,809   2,845  $ 44,095
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
                   International
                  Growth Portfolio
                  ------------------
                  Units   $ Amount
                  ------- ----------
Type I Units:
 Units
  Purchased......  6,335  $ 126,045
 Units Redeemed.. (4,045)   (80,483)
 Units
  Exchanged......  1,272     25,306
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  3,562  $  70,868
                  ======= ==========
 Units
  Purchased......  5,302    168,276
 Units Redeemed.. (4,304)  (136,590)
 Units
  Exchanged......  6,892    218,694
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  7,890  $ 250,379
                  ======= ==========
 Units
  Purchased...... 11,636    229,951
 Units Redeemed.. (5,968)  (117,942)
 Units
  Exchanged......  2,319     45,828
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  7,987  $ 157,837
                  ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Janus Aspen
                             Series        Janus Aspen Series -- Service          Goldman Sachs Variable
                           (continued)                Shares                         Insurance Trust
                         ----------------  --------------------------------  -----------------------------------
                             Capital        Global Life         Global
                          Appreciation        Sciences        Technology       Growth and          Mid Cap
                            Portfolio        Portfolio        Portfolio       Income Fund        Value Fund
                         ----------------  ---------------  ---------------  ---------------  ------------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount   Units   $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -------  ---------
Type I Units:
 Units Purchased........  2,077  $ 57,249    --   $   --      --   $   --     --    $   --      2,906  $  24,420
 Units Redeemed......... (2,197)  (60,555)   --       --      --       --      (8)      (72)     (160)    (1,345)
 Units Exchanged........ 14,138   389,776    --       --      --       --     (73)     (679)   44,496    373,851
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... 14,018  $386,471    --   $   --      --   $   --     (81)  $  (750)   47,242  $ 396,926
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  3,681   147,172    104    1,094      34      361     18       150     1,553     11,720
 Units Redeemed......... (2,469)  (98,711)   (33)    (351)    (35)    (374)  (154)   (1,275)   (1,166)    (8,796)
 Units Exchanged........  1,075    42,978  4,191   44,099   7,802   82,724    172     1,422   (34,476)  (260,257)
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,287  $ 91,439  4,262  $44,841   7,801  $82,710     36   $   298   (34,089) $(257,333)
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  4,438    96,860    981    8,808     627    3,675    836     6,799     9,658    111,261
 Units Redeemed......... (4,219)  (92,074)  (163)  (1,466)   (345)  (2,021)   (16)     (132)   (1,118)   (12,884)
 Units Exchanged........ (2,325)  (50,737)   971    8,708   1,487    8,705    (19)     (156)    7,689     88,583
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... (2,106) $(45,951) 1,789  $16,050   1,769  $10,359    801   $ 6,511    16,229  $ 186,960
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                               Salomon Brothers Variable Series Funds Inc.
                              --------------------------------------------------
                                Strategic                            Total
                                   Bond           Investors          Return
                                   Fund             Fund              Fund
                              ---------------  ----------------  ---------------
                              Units  $ Amount  Units   $ Amount  Units  $ Amount
                              -----  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased.............   --   $   --       --   $    --      25  $   270
 Units Redeemed..............   --       --       (15)     (194)   (16)    (169)
 Units Exchanged.............   --       --       --        --      94    1,008
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 1999....   --   $   --       (15) $   (194)   103  $ 1,110
                              =====  =======   ======  ========  =====  =======
 Units Purchased.............   --       --         9       139    345    3,824
 Units Redeemed..............    (2)     (17)     (23)     (356)   (61)    (679)
 Units Exchanged.............   102    1,075   10,119   156,272     12      138
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2000....   100  $ 1,058   10,105  $156,055    296  $ 3,282
                              =====  =======   ======  ========  =====  =======
 Units Purchased............. 1,367   15,562      266     4,189    540    6,057
 Units Redeemed..............  (192)  (2,184)    (516)   (8,137)  (153)  (1,718)
 Units Exchanged............. 2,376   27,062   11,432   180,636  1,424   15,981
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2001.... 3,551  $40,440   11,182  $176,688  1,811  $20,320
                              =====  =======   ======  ========  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


                                                         GE Investments Funds, Inc.
                  ---------------------------------------------------------------------------------------------------
                        S&P 500                Money                Total          International      Real Estate
                         Index                 Market               Return            Equity          Securities
                         Fund                   Fund                 Fund              Fund              Fund
                  --------------------  ---------------------  -----------------  ----------------  ----------------
                   Units    $ Amount     Units     $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  28,289  $ 1,604,107   373,827  $ 6,559,765   2,488  $  93,435   8,139  $128,192   2,648  $ 40,353
 Units Redeemed..  (6,975)    (395,527)  (30,812)    (540,672) (1,341)   (50,357) (1,016)  (16,008) (1,241)  (18,912)
 Units
  Exchanged......  12,671      718,489  (292,484)  (5,132,395)    625     23,449     277     4,357   2,408    36,706
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,985  $ 1,927,069    50,531  $   886,697   1,772  $  66,527   7,400  $116,541   3,815  $ 58,147
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  44,038    2,705,892   647,376   11,703,699   4,610    191,279   5,582    98,528   3,519    61,400
 Units Redeemed.. (10,727)    (659,129)  (48,574)    (878,154) (1,128)   (46,812) (2,260)  (39,900) (1,365)  (23,821)
 Units
  Exchanged......  15,638      960,914  (526,790)  (9,523,663)  1,933     80,184   3,533    62,367   5,691    99,308
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  48,949  $ 3,007,677    72,012  $ 1,301,882   5,415  $ 224,651   6,855  $120,995   7,845  $136,888
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  54,801    2,859,496   466,484    8,812,516   7,282    311,893   9,277   131,993   5,168   110,518
 Units Redeemed.. (22,277)  (1,162,380)  (74,788)  (1,412,847) (2,534)  (108,539) (1,986)  (28,262) (2,471)  (52,852)
 Units
  Exchanged......  14,570      760,292  (259,835)  (4,908,639)     96      4,102   1,922    27,352   4,990   106,708
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  47,094  $ 2,457,408   131,861  $ 2,491,030   4,844  $ 207,456   9,213  $131,083   7,687  $164,374
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  -----------------
                  Units   $ Amount
                  ------- ---------
Type II Units:
 Units
  Purchased......    953  $10,338
 Units Redeemed..   (287)  (3,116)
 Units
  Exchanged......  3,476   37,692
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  4,142  $44,914
                  ======= =========
 Units
  Purchased......  1,514   15,692
 Units Redeemed..   (596)  (6,174)
 Units
  Exchanged......    (50)    (520)
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........    868  $ 8,997
                  ======= =========
 Units
  Purchased......  4,495   47,215
 Units Redeemed.. (1,067) (11,207)
 Units
  Exchanged......    345    3,620
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  3,773  $39,628
                  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc. (continued)
                  ---------------------------------------------------------------------------------------------------------------
                      Mid-Cap                                 U.S.               Premier            Value           Small-Cap
                    Value Equity          Income             Equity           Growth Equity         Equity        Value Equity
                        Fund               Fund               Fund                Fund               Fund             Fund
                  -----------------  -----------------  ------------------  ------------------  ---------------  ----------------
                  Units   $ Amount   Units   $ Amount    Units   $ Amount    Units   $ Amount   Units  $ Amount  Units   $ Amount
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
Type II Units:
 Units
  Purchased...... 11,785  $ 196,036   2,123  $  22,181   11,266  $ 133,912    3,298  $  33,017    --   $    --      --   $    --
 Units Redeemed.. (3,542)   (58,922)   (353)    (3,691)  (2,158)   (25,654)    (475)    (4,759)   --        --      --        --
 Units
  Exchanged......  6,445    107,206     (10)      (102)   1,503     17,862    3,411     34,136    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999........... 14,688  $ 244,320   1,760  $  18,388   10,611  $ 126,120    6,234  $  62,394    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 14,289    223,219   4,616     50,255   79,617  1,009,821   24,853    285,957    --        --      --        --
 Units Redeemed.. (3,416)   (53,373)   (790)    (8,597) (23,722)  (300,879)  (5,133)   (59,055)   --        --      --        --
 Units
  Exchanged......    (31)      (485)  5,555     60,485    8,173    103,657   16,059    184,775    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,842  $ 169,361   9,381  $ 102,143   64,068  $ 812,599   35,779  $ 411,677    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 21,811    374,781  15,321    180,034   25,747    299,943   38,997    407,855  7,004    63,094  34,151    88,486
 Units Redeemed.. (7,172)  (123,244) (5,096)   (59,886) (10,797)  (125,786) (14,387)  (150,468)  (706)   (6,362)   (854)   (9,618)
 Units
  Exchanged...... 14,156    243,249   6,992     82,164   11,372    132,481   10,810    113,051  2,033    18,310   1,745    19,639
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 28,795  $ 494,786  17,217  $ 202,312   26,322  $ 306,638   35,420  $ 370,438  8,331  $ 75,042  35,042  $ 98,507
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            Oppenheimer Variable Account Funds
                  -----------------------------------------------------------------------------------------------
                                         Capital            Aggressive             High             Multiple
                        Bond           Appreciation           Growth              Income           Strategies
                      Fund/VA            Fund/VA             Fund/VA             Fund/VA            Fund/VA
                  -----------------  -----------------  -------------------  -----------------  -----------------
                  Units   $ Amount   Units   $ Amount   Units    $ Amount    Units   $ Amount   Units   $ Amount
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
Type II Units:
 Units
  Purchased......  2,591  $  60,341   5,822  $ 336,129   1,518  $    94,178   3,721  $ 131,577   2,421  $  79,683
 Units Redeemed.. (1,242)   (28,932) (1,227)   (70,871)   (600)     (37,212)   (557)   (19,688)   (294)    (9,671)
 Units
  Exchanged......  4,538    105,706   1,282     73,980     391       24,222   2,515     88,970     (67)    (2,201)
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,887  $ 137,115   5,877  $ 339,239   1,309  $    81,188   5,679  $ 200,860   2,060  $  67,811
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  3,727     90,483   8,639    667,072   7,531      725,209   3,789    128,842   6,711    245,158
 Units Redeemed.. (1,594)   (38,698) (1,957)  (151,092) (1,289)    (124,179) (1,190)   (40,459)   (623)   (22,746)
 Units
  Exchanged......    548     13,291   4,361    336,818   4,683      450,945  21,506    731,299   2,226     81,301
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  2,681  $  65,076  11,043  $ 852,798  10,925  $ 1,051,974  24,105  $ 819,681   8,314  $ 303,714
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  4,139    107,303   8,891    644,700   9,843      652,060   5,246    184,452   3,403    114,810
 Units Redeemed.. (2,460)   (63,781) (4,265)  (309,272) (3,611)    (239,217) (2,286)   (80,366) (5,672)  (191,335)
 Units
  Exchanged......  8,096    209,908   3,897    282,617  (1,606)    (106,383)    355     12,466   1,605     54,128
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  9,775  $ 253,430   8,523  $ 618,045   4,626  $   306,460   3,315  $ 116,552    (664) $ (22,397)
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
                    Oppenheimer Variable Account
                       Funds -- Class 2 Shares
                  -------------------------------------
                       Global          Main Street
                     Securities      Growth & Income
                      Fund/VA            Fund/VA
                  ------------------ ------------------
                  Units   $ Amount   Units   $ Amount
                  ------- ---------- ------- ----------
Type II Units:
 Units
  Purchased......    --   $     --      --   $     --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $     --      --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased......    --         --      --         --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......    --   $      --     --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased...... 17,072    145,286  17,647    144,665
 Units Redeemed.. (2,231)   (18,985) (2,377)   (19,486)
 Units
  Exchanged......  6,873     58,488   6,476     53,086
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... 21,714  $ 184,789  21,746  $ 178,265
                  ======= ========== ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                             Variable Insurance Products
                           Variable Insurance Products Fund                    Fund -- Service Class 2
                  -------------------------------------------------------  ----------------------------------
                   Equity-Income          Growth            Overseas        Equity-Income        Growth
                     Portfolio           Portfolio          Portfolio         Portfolio         Portfolio
                  -----------------  ------------------  ----------------  ----------------  ----------------
                  Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  6,469  $ 299,186   8,198  $  556,080   3,033  $ 87,683     --   $    --      --   $    --
 Units Redeemed.. (1,928)   (89,169) (1,568)   (106,373)   (669)  (19,340)    --        --      --        --
 Units
  Exchanged......  1,232     57,005   4,342     294,551     868    25,078     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,773  $ 267,022  10,972  $  744,257   3,232  $ 93,421     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 10,355    495,673  14,836   1,204,941   1,494    52,093     --        --      --        --
 Units Redeemed.. (1,780)   (85,244) (3,200)   (259,916) (1,226)  (42,761)    --        --      --        --
 Units
  Exchanged......    847     40,560   2,917     236,935   1,860    64,879     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  9,422  $ 450,989  14,553  $1,181,960   2,128  $ 74,210     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......  6,584    330,212  11,756     788,090   3,121    99,472  18,295   182,605  40,726   304,507
 Units Redeemed.. (4,165)  (208,906) (5,541)   (371,442) (1,960)  (62,471) (1,878)  (18,740) (5,033)  (37,629)
 Units
  Exchanged......  3,439    172,494     750      50,279     230     7,334   9,375    93,570  25,095   187,635
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  5,858  $ 293,800   6,965  $  466,927   1,391  $ 44,335  25,792  $257,435  60,788  $454,513
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
                                                         Variable Insurance
                   Variable Insurance Products Fund      Products Fund II --
                                  II                       Service Class 2
                  -------------------------------------- ---------------------
                   Asset Manager        Contrafund           Contrafund
                     Portfolio          Portfolio             Portfolio
                  ----------------- -------------------- ---------------------
                  Units   $ Amount   Units    $ Amount    Units     $ Amount
                  ------- --------- -------- ----------- --------- -----------
Type II Units:
 Units
  Purchased......  1,964  $ 59,395   16,460  $  475,296       --   $      --
 Units Redeemed..   (279)   (8,447)  (3,908)   (112,838)      --          --
 Units
  Exchanged......     85     2,582   13,182     380,649       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,770  $ 53,529   25,734  $  743,107       --   $      --
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  4,225   130,372   46,731   1,523,897         6          47
 Units Redeemed.. (1,009)  (31,136)  (6,384)   (208,177)       (2)        (15)
 Units
  Exchanged......    737    22,727   13,836     451,202       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  3,953  $121,962   54,183  $1,766,922         4  $       32
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  3,029    92,828   23,928     665,959    22,085     177,998
 Units Redeemed.. (1,419)  (43,495) (13,309)   (370,417)   (2,775)    (22,363)
 Units
  Exchanged......   (120)   (3,669)   3,744     104,216     4,386      35,345
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  1,490  $ 45,664   14,363  $  399,758    23,696  $  190,980
                  ======= ========= ======== =========== ========= ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Variable Insurance
                            Variable Insurance              Products Fund III -- Service
                             Products Fund III                         Class 2
                     ------------------------------------  ----------------------------------
                         Growth &            Growth                             Growth &
                          Income          Opportunities        Mid Cap           Income
                         Portfolio          Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......     22,463  $ 381,685   7,729  $119,613     --   $    --      --   $    --
 Units Redeemed..     (4,505)   (76,543) (1,923)  (29,754)    --        --      --        --
 Units
  Exchanged......      5,886    100,014   4,477    69,294     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999.. 23,844  $ 405,155  10,283  $159,152     --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     33,328    564,975   9,434   137,997       4        47     --        --
 Units Redeemed..     (7,576)  (128,420) (3,243)  (47,429)     (1)      (15)    --        --
 Units
  Exchanged......        804     13,627   1,759    25,738     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 26,556  $ 450,182   7,950  $116,307       3  $     32     --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     23,870    357,624   9,799   126,613  10,001    93,186  11,882   104,157
 Units Redeemed..    (16,707)  (250,311) (4,688)  (60,577) (1,122)  (10,455) (1,364)  (11,954)
 Units
  Exchanged......        518      7,761    (951)  (12,291)  3,473    32,364   3,137    27,502
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  7,681  $ 115,074   4,160  $ 53,745  12,352  $115,095  13,655  $119,705
                     =======  =========  ======  ========  ======  ========  ======  ========
                                       Federated Insurance Series
                     -----------------------------------------------------------------------
                         American            High                           International
                         Leaders          Income Bond         Utility       Small Company
                         Fund II            Fund II           Fund II          Fund II
                     ------------------ ----------------- ----------------- ----------------
                     Units   $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                     ------- ---------- ------- --------- ------- --------- ------ ---------
Type II Units:
 Units
  Purchased......     9,243  $ 171,340   5,365  $ 85,113   2,927  $ 57,296    --   $   --
 Units Redeemed..    (1,631)   (30,228)   (812)  (12,883) (1,047)  (20,496)   --       --
 Units
  Exchanged......     3,735     69,233   2,531    40,164   4,176    81,721    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..11,347  $ 210,345   7,084  $112,394   6,056  $118,522    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,800    136,683   6,245    96,659   2,366    43,626    --       --
 Units Redeemed..    (2,414)   (42,300) (1,237)  (19,147)   (631)  (11,629)   --       --
 Units
  Exchanged......      (747)   (13,097) (1,862)  (28,820)  3,128    57,700    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 4,639  $  81,287   3,146  $ 48,692   4,863  $ 89,696    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,438    140,087   5,902    87,963   4,429    77,425  3,710   21,728
 Units Redeemed..    (7,255)  (136,643) (2,454)  (36,572) (2,441)  (42,683)   (95)    (557)
 Units
  Exchanged......     4,343     81,786   2,228    33,213   2,286    39,966     20      116
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001.. 4,526  $  85,230   5,676  $ 84,604   4,274  $ 74,708  3,635  $21,287
                     ======= ========== ======= ========= ======= ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Federated
                           Insurance
                           Series --
                             Service                                                PBHG Insurance Series Fund,
                             Shares               Alger American Fund                          Inc.
                         ---------------  --------------------------------------  ----------------------------------
                              High             Small              LargeCap          PBHG Large           PBHG
                          Income Bond      Capitalization          Growth           Cap Growth         Growth II
                            Fund II          Portfolio           Portfolio           Portfolio         Portfolio
                         ---------------  -----------------  -------------------  ----------------  ----------------
                         Units  $ Amount   Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -----  --------  -------  --------  -------  ----------  ------  --------  ------  --------
Type II Units:
 Units Purchased........   --   $   --      9,990  $139,735   24,310  $  545,529   1,792  $ 28,559   1,601  $ 31,608
 Units Redeemed.........   --       --     (1,906)  (26,657)  (4,670)   (104,803)   (800)  (12,747)   (290)   (5,734)
 Units Exchanged........   --       --      4,696    65,678   17,028     382,117     709    11,288   3,114    61,488
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   --   $   --     12,780  $178,756   36,668  $  822,843   1,701  $ 27,101   4,425  $ 87,362
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........   --       --     22,719   381,323   63,374   1,668,250   7,754   226,325  15,546   382,478
 Units Redeemed.........   --       --     (4,387)  (73,633)  (8,825)   (232,311) (1,581)  (46,149) (2,060)  (50,690)
 Units Exchanged........   --       --     11,015   184,880   14,478     381,103   7,439   217,113  14,346   352,955
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   --   $   --     29,347  $492,569   69,027  $1,817,042  13,612  $397,288  27,832  $684,742
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........ 1,827   17,541    30,583   308,627   30,253     667,622  12,666   292,749  15,196   201,433
 Units Redeemed.........  (327)  (3,144)  (11,859) (119,674) (19,721)   (435,197) (5,502) (127,166) (6,396)  (84,785)
 Units Exchanged........ 2,227   21,382     2,454    24,766    6,713     148,132   4,368   100,976   1,197    15,860
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... 3,727  $35,779    21,178  $213,719   17,245  $  380,557  11,532  $266,559   9,997  $132,508
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                  ----------------------------------------------------------------------------------------------------------
                      Aggressive                                   Worldwide                                  Flexible
                        Growth                Growth                Growth               Balanced              Income
                       Portfolio             Portfolio             Portfolio             Portfolio           Portfolio
                  --------------------  --------------------  --------------------  --------------------  -----------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount    Units   $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
Type II Units:
 Units
  Purchased......  20,475  $   635,489   25,736  $   728,367   27,011  $   757,878   18,588  $   405,751   3,248  $  44,435
 Units Redeemed..  (3,966)    (123,097)  (4,982)    (140,990)  (8,156)    (228,826)  (4,493)     (98,072)   (612)    (8,368)
 Units
  Exchanged......  16,837      522,555   17,635      499,115   10,749      301,607    3,842       83,862   5,581     76,349
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,346  $ 1,034,947   38,389  $ 1,086,492   29,604  $   830,659   17,937  $   391,541   8,217  $ 112,416
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  40,498    2,071,196   62,852    2,191,429   76,826    3,095,718   77,905    1,941,819   4,109     57,834
 Units Redeemed.. (10,933)    (559,116)  (9,611)    (335,096) (10,547)    (424,986)  (7,047)    (175,646) (1,906)   (26,827)
 Units
  Exchanged......  17,382      889,009   26,573      926,485   17,721      714,062   10,273      256,058   4,522     63,641
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  46,947  $ 2,401,089   79,814  $ 2,782,819   84,000  $ 3,384,795   81,131  $ 2,022,230   6,725  $  94,649
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  39,239    1,137,655   32,782      959,195   37,061    1,162,432   44,784    1,071,372   9,477    138,460
 Units Redeemed.. (16,790)    (486,793) (18,163)    (531,428) (20,155)    (632,165) (17,935)    (429,054) (6,658)   (97,280)
 Units
  Exchanged......  (5,237)    (151,833)  (6,769)    (198,067)  (4,463)    (139,989)  11,418      273,156   4,691     68,545
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  17,212  $   499,029    7,850  $   229,700   12,443  $   390,278   38,267  $   915,474   7,510  $ 109,725
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
                    International           Capital
                       Growth            Apperciation
                      Portfolio            Portfolio
                  ------------------- ---------------------
                   Units   $ Amount    Units    $ Amount
                  -------- ---------- -------- ------------
Type II Units:
 Units
  Purchased......   9,638  $ 173,947   27,320  $   659,806
 Units Redeemed..  (4,181)   (75,460)  (3,979)     (96,114)
 Units
  Exchanged......  18,259    329,514   18,547      447,917
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  23,716  $ 428,001   41,888  $ 1,011,610
                  ======== ========== ======== ============
 Units
  Purchased......  21,102    647,215   58,726    1,877,205
 Units Redeemed..  (4,974)  (152,561)  (8,727)    (278,920)
 Units
  Exchanged......  12,859    394,411   15,688      501,492
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  28,987  $ 889,064   65,687  $ 2,099,777
                  ======== ========== ======== ============
 Units
  Purchased......  25,741    573,163   34,005      871,376
 Units Redeemed.. (12,396)  (276,034) (17,489)    (448,148)
 Units
  Exchanged......   8,348    185,884   (6,219)    (159,365)
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  21,693  $ 483,013   10,297  $   263,863
                  ======== ========== ======== ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                   Janus Aspen Series -- Service Shares
                     -------------------------------------------------------------------------------------------------------------
                        Global Life          Global          Aggressive          Capital          Worldwide       International
                         Sciences          Technology          Growth         Appreciation         Growth            Growth
                         Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..       --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
 Units Redeemed..        --         --      --        --      --        --      --        --      --        --      --        --
 Units Exchanged..       --         --      --        --      --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..    --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..       469      5,030   3,278    31,497     --        --      --        --      --        --      --        --
 Units Redeemed..       (140)    (1,499)   (259)   (2,491)    --        --      --        --      --        --      --        --
 Units Exchanged..    12,612    135,403   9,075    87,174     --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 12,941  $ 138,935  12,094  $116,180     --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..     9,913     99,524  17,332    84,975  25,967   124,909  18,110   122,926  16,270   118,480   6,531    46,389
 Units Redeemed..    (10,274)  (103,150) (2,294)  (11,249) (3,874)  (18,634) (1,772)  (12,027) (2,536)  (18,466) (1,245)   (8,842)
 Units Exchanged..     2,203     22,119  (2,630)  (12,894)  6,302    30,315   2,874    19,510   9,206    67,045  11,920    84,668
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  1,842  $  18,493  12,408  $ 60,832  28,395  $136,590  19,212  $130,409  22,940  $167,059  17,206  $122,215
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
                        Balanced           Growth
                        Portfolio         Portfolio
                     ----------------- -----------------
                     Units   $ Amount  Units   $ Amount
                     ------- --------- ------- ---------
Type II Units:
 Units Purchased..      --   $    --      --   $    --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..      --        --      --        --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..   49,623   461,037  12,626    88,364
 Units Redeemed..    (4,514)  (41,945) (2,156)  (15,092)
 Units Exchanged..   16,099   149,570  10,617    74,307
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..61,208  $568,662  21,087  $147,579
                     ======= ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Goldman Sachs
                     Variable Insurance Trust          Salomon Brothers Variable Series Funds Inc.
                  ----------------------------------  ---------------------------------------------------
                    Growth and          Mid Cap          Strategic                            Total
                      Income             Value             Bond            Investors          Return
                       Fund              Fund              Fund              Fund              Fund
                  ----------------  ----------------  ----------------  ----------------  ---------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units
  Purchased......  1,560  $ 14,501   2,252  $ 18,585   5,549  $ 56,140     548  $  7,246      6  $    74
 Units Redeemed..   (396)   (3,687)   (478)   (3,942)   (286)   (2,890)    (53)     (704)    (4)     (48)
 Units
  Exchanged......     35       329  (5,286)  (43,632)    173     1,755     128     1,695    --       --
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,199  $ 11,143  (3,512) $(28,990)  5,436  $ 55,005     623  $  8,237      2  $    26
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  9,882    90,107   9,618    90,774   1,280    13,416   2,355    34,743    246    2,767
 Units Redeemed..   (800)   (7,292) (1,110)  (10,475)   (807)   (8,453)   (287)   (4,238)   (26)    (287)
 Units
  Exchanged......  1,739    15,852  17,815   168,139   3,077    32,259  11,373   167,798      6       67
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,821  $ 98,667  26,323  $248,438   3,550  $ 37,222  13,441  $198,304    226  $ 2,547
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  3,064    22,004  12,356   142,280   8,873    99,792   5,087    79,045  3,182   35,396
 Units Redeemed.. (2,103)  (15,099) (6,487)  (74,703) (1,461)  (16,431) (2,175)  (33,791)  (337)  (3,749)
 Units
  Exchanged......    (89)     (642) 36,535   420,673   5,892    66,269  14,898   231,561    186    2,066
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........    872  $  6,263  42,404  $488,250  13,304  $149,630  17,810  $276,815  3,031  $33,713
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
                             Dreyfus
                  ---------------------------------
                                      Dreyfus
                   The Dreyfus       Investment
                     Socially       Portfolios-
                   Responsible        Emerging
                   Growth Fund,       Markets
                       Inc.          Portfolio
                  ---------------- ----------------
                  Units  $ Amount  Units  $ Amount
                  ------ --------- ------ ---------
Type II Units:
 Units
  Purchased......   --   $   --     --    $   --
 Units Redeemed..   --       --     --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........   --   $   --     --    $   --
                  ====== ========= ====== =========
 Units
  Purchased......     6       47    --        --
 Units Redeemed..    (2)     (15)   --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........     4  $    32    --    $   --
                  ====== ========= ====== =========
 Units
  Purchased...... 4,356   31,492    968     8,227
 Units Redeemed..  (897)  (6,483)  (123)   (1,044)
 Units
  Exchanged......   510    3,691     61       517
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 3,969  $28,700    906   $ 7,700
                  ====== ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                Rydex
                                     MFS Variable Insurance Trust                          Variable Trust
                     --------------------------------------------------------------------  ----------------
                        MFS New        MFS Investors
                       Discovery       Growth Stock     MFS Investors      MFS Utility
                         Series           Series         Trust Series        Series           OTC Fund
                     ---------------  ----------------  ---------------  ----------------  ----------------
                     Units  $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount  Units   $ Amount
                     -----  --------  ------  --------  -----  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..     --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
 Units Redeemed..      --       --       --       --      --       --       --        --      --       --
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..  --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..       6       47      --       --      --       --       --        --        4       31
 Units Redeemed..       (2)     (15)     --       --      --       --       --        --       (1)     (10)
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..    4  $    32      --   $   --      --   $   --       --   $    --        3  $    21
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..   5,428   42,247    9,927   62,346   6,983   57,502   18,121   151,260   4,233   18,451
 Units Redeemed..     (712)  (5,541)    (885)  (5,558)   (593)  (4,881)  (2,946)  (24,591) (1,038)  (4,523)
 Units Exchanged..   3,178   24,739    2,341   14,701   2,607   21,467   10,737    89,620   1,830    7,976
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..7,894  $61,445   11,383  $71,489   8,997  $74,088   25,912  $216,289   5,025  $21,904
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
                      Alliance Variable Products Series Fund, Inc.
                     -----------------------------------------------------
                         Premier          Growth and
                         Growth             Income            Quasar
                          Fund            Portfolio         Portfolio
                     ----------------- ------------------ ----------------
                     Units   $ Amount  Units   $ Amount   Units  $ Amount
                     ------- --------- ------- ---------- ------ ---------
Type II Units:
 Units Purchased..      --   $    --      --   $     --     --   $   --
 Units Redeemed..       --        --      --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $     --     --   $      --    --   $   --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..        6        47     --         --     --       --
 Units Redeemed..        (2)      (15)    --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..     4  $     32     --   $      --    --   $    --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..   10,298    76,621  29,150    298,144  2,430   18,293
 Units Redeemed..    (1,873)  (13,935) (3,060)   (31,297)  (523)  (3,938)
 Units Exchanged..    7,912    58,865  16,521    168,984  1,385   10,429
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..16,337  $121,551  42,611  $ 435,831  3,292  $24,784
                     ======= ========= ======= ========== ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                        AIM Variable Insurance Funds, Inc.
                  ----------------------------------------------------
                     AIM V.I.
                      Capital          AIM V.I.          AIM V.I.
                   Appreciation         Growth             Value
                       Fund              Fund              Fund
                  ----------------  ----------------  ----------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......    --   $    --      --   $   --       --   $    --
 Units Redeemed..    --        --      --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $    --      --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased......      6        47     --       --       --        --
 Units Redeemed..     (2)      (15)    --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........      4  $     32     --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased...... 14,717    90,280  12,062   67,056   16,751   136,367
 Units Redeemed.. (2,279)  (13,980) (2,832) (15,742)  (2,660)  (21,655)
 Units
  Exchanged......  4,061    24,915   7,067   39,292    5,237    42,628
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 16,499  $101,215  16,297  $90,606   19,328  $157,340
                  ======  ========  ======  =======   ======  ========
                                 PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                                  Long-Term U.S.        High             Total
                   Foreign Bond     Government       Yield Bond       Return Bond
                    Portfolio     Bond Portfolio        Fund             Fund
                  --------------- ---------------- ---------------- -----------------
                  Units  $ Amount Units  $ Amount  Units  $ Amount  Units   $ Amount
                  ------ -------- ------ --------- ------ --------- ------- ---------
Type II Units:
 Units
  Purchased......  --     $  --     --   $   --      --   $   --       --   $    --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  --        --     --       --      --       --       --        --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  614     6,661  4,949   56,723   4,345   43,002    5,487    60,277
 Units Redeemed.. (130)   (1,410)  (772)  (8,853)   (640)  (6,327)    (645)   (7,086)
 Units
  Exchanged......  239     2,587  4,505   51,636   1,097   10,856    5,355    58,827
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  723    $7,838  8,682  $99,506   4,802  $47,531   10,197  $112,018
                  ====== ======== ====== ========= ====== ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....  88,043   $49.38   $4,348     0.70%         1.09%    (12.88)%
 Money Market Fund...... 131,894    19.32    2,548     0.70%         3.82%      3.24 %
 Total Return Fund......  29,464    40.16    1,183     0.70%         1.14%     (3.57)%
 International Equity
 Fund...................   8,794    13.04      115     0.70%         1.05%    (21.42)%
 Real Estate Securities
 Fund...................  19,511    22.12      432     0.70%         4.09%     11.05 %
 Global Income Fund.....   4,666    10.24       48     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
 Fund...................  16,101    17.44      281     0.70%         0.89%     (0.38)%
 Income Fund............  33,971    12.33      419     0.70%         5.04%      6.67 %
 U.S. Equity Fund.......   6,600    11.41       75     0.70%         0.74%     (9.12)%
 Premier Growth Equity
 Fund...................  16,957    10.02      170     0.70%         0.12%     (9.78)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  21,130    26.23      554     0.70%         6.40%      7.03 %
 Capital Appreciation
 Fund/VA................  60,645    62.80    3,809     0.70%         0.62%    (13.19)%
 Aggressive Growth
 Fund/VA................  75,849    49.81    3,778     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  51,746    34.30    1,775     0.70%        10.05%      1.25 %
 Multiple Strategies
 Fund/VA................  25,511    37.25      950     0.70%         3.71%      1.50 %
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 134,736    47.84    6,446     0.70%         1.67%     (5.62)%
 Growth Portfolio....... 108,530    58.68    6,369     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....  65,937    23.97    1,581     0.70%         5.37%    (21.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 131,477   $29.16   $3,834     0.70%        4.25%      (4.77)%
 Contrafund Portfolio... 111,945    26.71    2,990     0.70%        0.80%     (12.86)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  22,841    15.03      343     0.70%        1.23%      (9.39)%
 Growth Opportunities
  Portfolio.............  12,762    11.06      141     0.70%        0.35%     (15.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  20,425    17.45      356     0.70%        1.33%      (4.89)%
 High Income Bond Fund
  II....................  15,482    14.44      224     0.70%        9.79%       0.67 %
 Utility Fund II........  13,254    15.14      201     0.70%        3.23%     (14.33)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  96,584     8.88      858     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio.............  97,453    19.62    1,912     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  18,707    17.44      326     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  21,511    11.07      238     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 114,341    21.06    2,408     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,463    22.14    3,021     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 186,134    25.76    4,795     0.70%        0.26%     (22.98)%
 Balanced Portfolio.....  82,439    22.95    1,892     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............   9,034    15.60      141     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  50,194    18.49      928     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio.............  22,414    20.69      464     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   6,051     9.49       57     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............   9,570     4.26       41     0.70%        0.00%     (37.76)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................     837     7.93        7     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  29,382    12.24      360     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   3,651    11.56       42     0.70%        5.91%       6.17 %
 Investors Fund.........  21,398    14.68      314     0.70%        0.84%      (4.82)%
 Total Return Fund......   2,210    11.29       25     0.70%        3.41%      (1.50)%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 145,112    49.38    7,166     0.70%        1.09%     (12.88)%
 Money Market Fund...... 375,930    19.32    7,263     0.70%        3.82%       3.24 %

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Total Return Fund......  16,248   $40.16   $  653     0.70%         1.14%     (3.57)%
 International Equity
  Fund..................  23,877    13.04      311     0.70%         1.05%    (21.42)%
 Real Estate Securities
  Fund..................  24,349    22.12      539     0.70%         4.09%     11.05 %
 Global Income Fund.....   8,893    10.24       91     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
  Fund..................  64,428    17.44    1,124     0.70%         0.89%     (0.38)%
 Income Fund............  28,562    12.33      352     0.70%         5.04%      6.67 %
 U.S. Equity Fund....... 105,740    11.41    1,206     0.70%         0.74%     (9.12)%
 Premier Growth Equity
  Fund..................  77,433    10.02      776     0.70%         0.12%     (9.78)%
 Value Equity Fund......   8,331     9.03       75     0.70%         1.40%     (9.40)%
 Small-Cap Value Equity
  Fund..................   8,753    11.99      105     0.70%         0.65%      9.20 %
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  20,879    26.23      548     0.70%         6.40%      7.03 %
 Capital Appreciation
  Fund/VA...............  28,225    62.80    1,773     0.70%         0.62%    (13.19)%
 Aggressive Growth
  Fund/VA...............  19,988    49.81      996     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  34,909    34.30    1,197     0.70%        10.05%      1.25 %
 Multiple Strategies
  Fund/VA...............  11,900    37.25      443     0.70%         3.71%    (10.91)%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............  21,714     8.40      182     0.70%         0.14%    (12.79)%
 Main Street Growth &
  Income Fund/VA........  21,746     8.01      174     0.70%         0.04%    (10.91)%
Variable Insurance
 Products Funds:
 Equity-Income
  Portfolio.............  27,433    47.84    1,312     0.70%         1.67%     (5.62)%
 Growth Portfolio.......  34,260    58.68    2,010     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....   7,322    23.97      176     0.70%         5.37%    (21.72)%
Variable Insurance
 Products Funds --
  Service Class 2:
 Equity-Income
  Portfolio.............  25,792     9.76      252     0.70%         0.03%     (5.89)%
 Growth Portfolio.......  60,788     7.13      433     0.70%         0.00%    (18.44)%
Variable Insurance
 Products Funds II:
 Asset Manager
  Portfolio.............   8,491    29.16      248     0.70%         4.25%     (4.77)%
 Contrafund Portfolio... 109,907    26.71    2,936     0.70%         0.80%    (12.86)%
Variable Insurance
 Products Funds II --
  Service Class 2:
 Contrafund Portfolio...  23,700     8.10      192     0.70%         0.00%    (13.09)%
Variable Insurance
 Products Funds III:
 Growth & Income
  Portfolio.............  66,877    15.03    1,005     0.70%         1.23%     (9.39)%
 Growth Opportunities
  Portfolio.............  24,875    11.06      275     0.70%         0.35%    (15.02)%
Variable Insurance
 Products Funds III --
  Service Class 2:
 Mid Cap Portfolio......  12,355     9.57      118     0.70%         0.00%     (4.19)%
 Growth & Income
  Portfolio.............  13,655     8.59      117     0.70%         0.00%     (9.65)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  25,767    17.45      450     0.70%         1.33%     (4.89)%
 High Income Bond Fund
  II....................  16,943    14.44      245     0.70%         9.79%       0.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Utility Fund II........  16,543   $15.14   $  250     0.70%        3.23%     (14.33)%
 International Small
  Company Fund II.......   3,635     5.99       22     0.70%        0.00%     (30.51)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   3,727     9.34       35     0.70%        0.00%       0.66 %
Alger American Fund:
 Small Capitalization
  Portfolio.............  69,049     8.88      613     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio............. 129,030    19.62    2,532     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  27,510    17.44      480     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  45,469    11.07      503     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 109,492    21.06    2,306     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,402    22.14    3,020     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 144,970    25.76    3,734     0.70%        0.26%     (22.98)%
 Balanced Portfolio..... 150,202    22.95    3,447     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............  22,884    15.60      357     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  95,757    18.49    1,771     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio............. 121,421    20.69    2,512     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  14,783     9.49      140     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............  24,502     4.26      104     0.70%        0.00%     (37.76)%
 Aggressive Growth
  Portfolio.............  28,395     4.11      117     0.70%        0.00%     (40.02)%
 Capital Appreciation
  Portfolio.............  19,212     6.39      123     0.70%        0.44%     (22.38)%
 Worldwide Growth
  Portfolio.............  22,940     6.68      153     0.70%        0.12%     (23.16)%
 International Growth
  Portfolio.............  17,206     6.61      114     0.70%        0.20%     (23.97)%
 Balanced Portfolio.....  61,208     9.19      563     0.70%        1.70%      (5.57)%
 Growth Portfolio.......  21,087     6.17      130     0.70%        0.00%     (25.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................  13,984     7.93      111     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  76,066    12.24      931     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....  22,290    11.56      258     0.70%        5.91%       6.17 %
 Investors Fund.........  31,874    14.68      468     0.70%        0.84%      (4.82)%
 Total Return Fund......   3,259    11.29       37     0.70%        3.41%      (1.50)%
Dreyfus:
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   3,973     6.70       27     0.70%        0.11%     (23.12)%
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio.....     906     8.87        8     0.70%        1.31%       2.59 %
MFS Variable Insurance
 Trust:
 MFS New Discovery
  Series................   7,898     8.48       67     0.70%        0.00%      (5.92)%
 MFS Investors Growth
  Stock Series..........  11,383     6.50       74     0.70%        0.01%     (25.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                          ---------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment   Total
                          Units  Unit Value 000s  Net Assets   Income Ratio Return
                          ------ ---------- ---- ------------- ------------ -------
Type II:
 MFS Investors Trust
  Series................   8,997   $ 8.09   $ 73     0.70%        0.09%     (16.69)%
 MFS Utility Series.....  25,912     7.30    189     0.70%        2.12%     (24.98)%
Rydex Variable Trust:
 OTC Fund...............   5,028     4.17     21     0.70%        0.00%     (35.63)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Premier Growth
  Portfolio.............  16,341     7.05    115     0.70%        0.00%     (17.98)%
 Growth and Income
  Portfolio.............  42,611    10.15    433     0.70%        0.40%      (0.55)%
 Quasar Portfolio.......   3,292     7.25     24     0.70%        0.00%     (13.47)%
AIM Variable Insurance
 Funds, Inc.:
 AIM V.I. Capital
  Appreciation Fund.....  16,503     5.92     98     0.70%        0.00%     (23.82)%
 AIM V.I. Growth Fund...  16,297     5.10     83     0.70%        0.35%     (34.35)%
 AIM V.I. Value Fund....  19,328     7.91    153     0.70%        0.23%     (13.18)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     723    11.06      8     0.70%        3.20%       6.84 %
 Long-Term U.S.
  Government Bond
  Portfolio.............   8,682    11.36     99     0.70%        3.84%       5.11 %
 High Yield Bond
  Portfolio.............   4,802     9.96     48     0.70%        6.63%       1.63 %
 Total Return Bond
  Portfolio.............  10,197    11.16    114     0.70%        3.53%       7.61 %

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

                                    PART II

                               OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

   Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)

   GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

                      CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement comprises the following Papers and Documents:

   The facing sheet.

   The prospectus consisting of     pages.

   The undertaking to file reports.
   The Rule 484 undertaking.
   Representation pursuant to Section 26(e)(2)(A).
   The Signatures.
   Written consents of the following persons:

   (a) Heather Harker




   (b) KPMG LLP


   The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


(1)(a)     Resolution of the Board of Directors of The Life Insurance Company of Virginia
           authorizing the establishment of Separate Account II.(6)

(1)(a)(i)  Resolution of Board of Directors of GE Life and Annuity Assurance Company
           authorizing changing the name of Life of Virginia Separate Account II to GE
           Life and Annuity Separate Account II.(8)

(1)(b)     Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to Separate Account II.(6)

(1)(c)     Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance Products Fund II -- VIP II Asset Manager
           Portfolio and Neuberger and Berman Advisers Management Trust AMT Balanced
           Portfolio.(6)

(1)(d)     Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of
           Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio and Worldwide
           Growth Portfolio.(6)

(1)(e)     Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.(6)

(1)(f)     Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the
           VIP II Contrafund Portfolio of the Variable Insurance Products Fund II.(6)

(1)(g)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate Securities
           Portfolio of the Life of Virginia Series Fund.(6)

(1)(h)     Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American
           Small Capitalization Portfolio of The Alger American Fund, and the Balanced
           Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(1)

(1)(i)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II investing in shares of the Federated American Leaders Fund II of the Federated Insurance
          Series, and the International Growth Portfolio of the Janus Aspen Series.(2)

(1)(j)    Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP
          III Growth Opportunities Portfolio of Variable Insurance Products Fund III;
          Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series
          Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments
          Funds, Inc.(3)

(1)(k)    Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus
          Aspen Series.(3)

(1)(l)    Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and
          Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust
          Fund, Inc. and U.S. Equity Fund of GE Investments Funds, Inc.(6)

(1)(m)    Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors
          Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable
          Strategic Bond Fund of Salomon Brothers Variable Series Fund, Inc.(8)

(1)(n)    Resolution of the Board of Directors of GE Life and Annuity Assurance Company
          authorizing additional subaccounts investing in shares of GE Premier Growth
          Equity Fund of GE Investment Funds, Inc.(8)

(1)(o)    Resolution of the Board of Directors of GE Life and Annuity Assurance Company
          authorizing change in name of subaccounts investing in shares of Oppenheimer
          Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
          Insurance Trust.(8)

(1)(p)    Resolution of the Board of Directors of GE Life and Annuity Assurance Company
          authorizing change in name of subaccounts investing in shares of Mid-Cap Value
          Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences
          Portfolio and Global Technology Portfolio of the Janus Aspen Series.(10)

(1)(q)    Resolution of the Board of Directors of GE Life and Annuity Assurance Company
          authorizing additional subaccounts investing in shares of AIM Variable
          Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; Dreyfus;
          Federated Insurance Series; Fidelity Variable Insurance Products Funds; GE
          Investments Funds, Inc.; Janus Aspen Series; MFS(R) Variable Insurance Trust;
          Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex
          Variable Trust.(12)

1A(2)     Not Applicable

1A(3)(a)  Underwriting Agreement dated December 12, 1997 between The Life Insurance
          Company of Virginia and Capital Brokerage Corporation.(5)

1A(3)(b)  Broker-Dealer Sales Agreement, dated December 13, 1997.(5)

1A(4)     Not Applicable

1A(5)     Policy Form Single Life, P1258 7/01.(15)

1A(5)(i)      Policy Form Joint and Last Survivor, P1259 7/01.(15)

1A(5)(a)      Endorsement to policy
              (a) Accelerated Benefit Rider.(13)
              (b) Disability Benefit Rider (waiver of cost).(6)
              (c) Insurance Rider for Additional Insured Person.(6)
              (d) Children's Insurance Rider.(6)
              (e) Accidental Death Benefit Rider.(6)
              (f) Joint Life Level Term Insurance Rider.(9)
              (g) Policy Split Option Rider.(9)

1A(6)(a)      Articles of Incorporation of GE Life and Annuity Assurance Company.(13)

1A(6)(b)      By-Laws of GE Life and Annuity Assurance Company.(13)

1A(7)         Not Applicable

1A(8)(a)      Participation Agreement among Variable Insurance Products Fund, Fidelity
              Distributors Corporation, and The Life Insurance Company of Virginia.(6)

1A(8)(a)(i)   Amendment to Participation Agreement among Variable Insurance Products Fund,
              Fidelity Distributors Corporation, and The Life Insurance Company of
              Virginia.(2)

1A(8)(a)(ii)  Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity
              Distributors Corporation and GE Life and Annuity Assurance Company.(12)

1A(8)(b)      Participation Agreement among Variable Insurance Products Fund II, Fidelity
              Distributors Corporation and The Life Insurance Company of Virginia.(6)

1A(8)(b)(i)   Amendment to Participation Agreement among Variable Insurance Products Fund II,
              Fidelity Distributors Corporation, and The Life Insurance Company of
              Virginia.(2)

1A(8)(b)(ii)  Amendment to Participation Agreement Variable Insurance Products Fund II,
              Fidelity Distributors Corporation and GE Life and Annuity Assurance
              Company.(11)

1A(8)(c)      Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer
              Management Corporation, and The Life Insurance Company of Virginia.(6)

1A(8)(c)(i)   Amendment to the Participation Agreement between Oppenheimer Variable Account
              Funds, Oppenheimer Management Corporation, and The Life Insurance Company of
              Virginia.(6)

1A(8)(c)(ii)  Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
              Management Corporation, and The Life Insurance Company of Virginia.(12)

1A(8)(d)      Fund Participation Agreement between Janus Aspen Series and The Life Insurance
              Company of Virginia.(12)

1A(8)(d)(i)   Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company.(10)

1A(8)(e)      Fund Participation Agreement between Insurance Management Series, Federated
              Securities Corporation, and The Life Insurance Company of Virginia.(6)

1A(8)(e)(i)   Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company.(11)

1A(8)(f)      Fund Participation Agreement between The Alger American Fund, Fred Alger and
              Company, Inc., and The Life Insurance Company of Virginia.(1)

1A(8)(f)(i)   Amendment to Fund Participation Agreement between The Alger American Fund, Fred
              Alger and Company, Inc. and GE Life and Annuity Assurance Company.(8)

1A(8)(g)      Fund Participation Agreement between Variable Insurance Products Fund III and
              The Life Insurance Company of Virginia.(3)

1A(8)(g)(i)   Amendment to Participation Agreement Variable Insurance Products Fund II,
              Fidelity Distributors Corporation and GE Life and Annuity Assurance
              Company.(11)

1A(8)(h)      Fund Participation Agreement between PBHG Insurance Series Fund, Inc., and The
              Life Insurance Company of Virginia.(3)

1A(8)(i)      Fund Participation Agreement between Goldman Sachs Variable Insurance Trust
              Fund and The Life Insurance Company of Virginia.(6)

1A(8)(j)      Fund Participation Agreement between Salomon Brothers Variable Series Fund and
              The Life Insurance Company of Virginia.(7)

1A(8)(k)      Fund Participation Agreement between GE Investments Funds, Inc. and The Life
              Insurance Company of Virginia.(7)

1A(8)(k)(i)   Amendment to Fund Participation Agreement between GE Investments Funds, Inc.
              and GE Life and Annuity Assurance Company.(8)

1A(8)(k)(ii)  Amendment to Fund Participation Agreement between GE Investments Funds, Inc.
              and GE Life and Annuity Assurance Company.(10)

1A(8)(l)      Participation Agreement between AIM Variable Insurance Series and GE Life and
              Annuity Assurance Company.(11)

1A(8)(m)      Participation Agreement between Alliance Variable Products Series Fund, Inc.
              and GE Life and Annuity Assurance Company.(11)

1A(8)(n)      Participation Agreement between Dreyfus and GE Life and Annuity Assurance
              Company.(11)

1A(8)(o)      Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and
              Annuity Assurance Company.(11)

1A(8)(p)      Participation Agreement between PIMCO Variable Insurance Trust and GE Life and
              Annuity Assurance Company.(11)

1A(8)(q)      Participation Agreement between Rydex Variable Trust and GE Life and Annuity
              Assurance Company.(11)

1A(9)         Administrative Agreement.(6)

1A(10)        Application for Variable Life Policy.(4)

2             See Exhibit 1(A)(5).

3(a)          Opinion and Consent of Counsel.(16)

3(c)          Consent of KPMG LLP.(16)

4             Not Applicable

5             Not Applicable

6             Actuarial Opinion.(16)

7    Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and
     Exchange Procedures for the Policies.(14)

8    Power of Attorney dated January 2, 2002.(16)

--------
 (1) Filed September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.

 (2) Filed May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.

 (3) Filed May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.

 (4) Filed November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-32071.

 (5) Filed February 20, 1998 with Pre-Effective Amendment No. 1 for Life of Virginia Separate Account II, Registration No. 333-41031.

 (6) Filed May 1, 1998 with Post-Effective Amendment No. 15 for Life of Virginia Separate Account II, Registration No. 33-9651.

 (7) Filed December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.

 (8) Filed April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

 (9) Filed October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.



(10) Filed April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 33-12470.


(11) Filed June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333- 31171.


(12) Filed July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.


(13) Filed August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.


(14) Filed September 28, 2000 with Pre-Effective Amendment/Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-40820.


(15) Filed October 31, 2001 with Initial Filing - Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-72572.


(16) Filed Herein.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account II, certifies that it has duly caused this amendment to the Post-Effective No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 22 day of April, 2002.


                                          GE Life & Annuity Separate Account II
                                          (Registrant)


                                          GE Life and Annuity Assurance Company
                                          (Depositor)

                                                 /s/ Heather C. Harker
                                          By: _________________________________
                                                     Heather C. Harker

                                                         Vice President


   Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Post-Effective No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 22 day of April, 2002.


                                          GE Life and Annuity Assurance Company

                                                 /s/ Heather C. Harker
                                          By: _________________________________
                                                     Heather C. Harker

                                                         Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chief Executive        4/22/02
______________________________________  Officer
           Pamela S. Schutz

                  *                    Director, Senior Vice            4/22/02
______________________________________  President
          Thomas M. Stinson

                  *                    Chief Financial Officer          4/22/02
______________________________________
            Kelly L. Groh

                  *                    Controller                       4/22/02
______________________________________
            Susan M. Mann

                  *                    Director                         4/22/02
______________________________________
           Victor C. Moses

                  *                    Director                         4/22/02
______________________________________
          Geoffrey S. Stiff

        /s/ Heather C. Harker          Vice President, Associate        4/22/02
______________________________________  General Counsel and
          Heather C. Harker             Assistant Secretary

                  *                    Director                         4/22/02
______________________________________
         Elliot A. Rosenthal

          /s/ Heather Harker           , pursuant to Power of           4/22/02
*By: _________________________________  Attorney executed on
            Heather Harker              January 2, 2002.

                                  EXHIBIT LIST


3(a)  Consent of Counsel

3(b)  Consent of KPMG LLP

6     Actuarial Opinion.

8     Power of Attorney